1933 Act File No. 33-48907
                           1940 Act File No. 811-7047

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  X
                                                                      ----

      Pre-Effective Amendment No.         ..........................

      Post-Effective Amendment No.   21   ..........................     X
                                   -------                            ----

                                                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           X
                                                                       ----

      Amendment No.    21   ............................................   X
                    --------                                            ----

                              MARSHALL FUNDS, INC.

               (Exact Name of Registrant as Specified in Charter)

         Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                           Federated Investors Tower,
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

 __ immediately upon filing pursuant to paragraph (b) X on October 25, 1997 pursuant to paragraph (b) _ 60 days after filing pursuant to paragraph (a) (i)
    on                 pursuant to paragraph (a) (i)
 _ 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                            Copies to:

Matthew G. Maloney, Esquire
Dickstein, Shapiro, Morin, & Oshinsky, LLP
2101 L Street, N.W.
Washington, D.C.  20037

                              CROSS-REFERENCE SHEET

         This Amendment to the Registration Statement of Marshall Funds, Inc., which consists of twelve portfolios including: (1)Marshall Equity Income Fund;
(2) Marshall Government Income Fund; (3) Marshall Intermediate Bond Fund; (4) Marshall Intermediate Tax-Free Fund; (5) Marshall Mid-Cap Growth Fund; (6) Marshall Money Market Fund, (a) Class A Shares; (b) Class B Shares; (7) Marshall Short-Term Income Fund; (8) Marshall Large-Cap Growth & Income Fund; (9) Marshall Mid-Cap Value Fund; (10) Marshall International Stock Fund; and (11) Marshall Small-Cap Growth Fund; and is comprised of the following:

PART A. INFORMATION REQUIRED IN A PROSPECTUS.



                                            Prospectus Heading
                                            (Rule 404(c) Cross Reference)

Item 1.   Cover Page........................(1-11)Cover Page.
          ----------
Item 2.   Synopsis..........................(1-11)Summary of Fund Expenses.
          --------
Item 3.   Condensed Financial
           Information......................(1-11) Financial Highlights; (1-11) Performance Information.
Item 4.   General Description of
           Registrant.......................(1-11) Summary of Investment Information; (1-11) Investment Objectives of
                                             each Fund; (1-11) Portfolio Investments and Strategies.
          -----------
Item 5.   Management of the Fund............(1-11) Marshall Funds, Inc. Information; (1-11) Management
                                             (of Marshall Funds, Inc.); (1-11) Distribution of Fund Shares;
                                             (1-11) Administrative
          ----------------------
                                            Arrangements; (1-11) Administrative
                                            Services; (1-11) Shareholder
                                            Servicing Arrangements; (1-11)
                                            Brokerage Transactions; (6,10,11)
                                            Distribution Plan; (1-11)
                                            Administration of the Fund(s);
                                            (1-11) Expenses of the Fund(s).
Item 6.   Capital Stock and Other
           Securities.......................(1-11) Dividends and Capital Gains;
                                            Certificates and Confirmations;
                                            (1-11) Shareholder Information;
                                            (1-11) Common Stock and Voting
                                            Rights; (1-11) Effect of Banking
                                            Laws; (1-11) Tax Information; (1-11)
                                            Federal Income Tax; (1-11) State and
                                            Local Taxes.
Item 7.   Purchase of Securities Being
           Offered..........................(1-11) Net Asset Value; (1-11) How to Buy Fund Shares; (1-11)
                                             How to Buy Fund Shares; (1-11) Minimum Investments; 1-11) Exchange Privilege;
                                            Telephone Transactions.
Item 8.   Redemption or Repurchase..........(1-11) How to Redeem Shares; (1-11) Accounts with Low Balances.
          ------------------------

Item 9.   Pending Legal Proceedings         None.




PART B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.  Cover Page............................(1-11) Cover Page.
          ----------
Item 11.  Table of Contents.....................(1-11) Table of Contents.
          -----------------
Item 12.  General Information and
           History                              (1-11) Banking Laws.
Item 13.  Investment Objectives and
           Policies.............................(1-11) Policies and Acceptable Investments; (1-11) Investment Limitations.
Item 14.  Management of the Fund................(1-11) Marshall Funds, Inc. Management; Directors' Compensation.
          ----------------------
Item 15.  Control Persons and
           Principal Holders of
           Securities                           Not applicable.
Item 16.  Investment Advisory and
           Other Services.......................(1-11) Investment Advisory Services; (1-11) Administrative Services;
                                                (1-11) Other Services.
          ---------------
Item 17.  Brokerage Allocation..................(1-11) Brokerage Transactions.
          --------------------
Item 18.  Capital Stock and Other
           Securities                           Not applicable.
Item 19.  Purchase, Redemption and Pricing
           of                                   Securities Being
                                                Offered..........(1-11)
                                                Purchasing Shares with
                                                Securities; (6, 10, 11)
                                                Distribution Plan; (1-11)
                                                Determining Market Value;
                                                Redemption in Kind.
           ---------------------------
Item 20.  Tax Status............................(1-11) Tax Status.
          ----------
Item 21.  Underwriters                          Not applicable.
Item 22.  Calculation of Performance
           Data.................................(1-11) Yield; Performance Comparisons; (1-5, 7-12) Total Return; (6)
                                                 Effective Yield; (4) Tax-Equivalent Yield.
Item 23.  Financial Statements..................(1-11) The Financial Statements for the fiscal year ended
                                                August 31, 1997 are hereby incorporated by reference from
                                                the Funds' Annual Report
          --------------------
                                                dated August 31, 1997.



                                      LOGO

                         LOGO

Marshall Funds, Inc. (the "Corporation") is an open-end, management investment company (a mutual fund). The Corporation has the following eleven separate investment portfolios. Each portfolio ("Fund") offers its own shares and has a distinct investment goal to meet specific investor needs.

==========================================================================================================
            EQUITY FUNDS                             TAX-FREE INCOME FUND
            - MARSHALL EQUITY INCOME FUND            - MARSHALL INTERMEDIATE TAX-FREE FUND
            - MARSHALL LARGE-CAP GROWTH &
                   INCOME FUND
            - MARSHALL MID-CAP VALUE FUND
            - MARSHALL MID-CAP GROWTH FUND
            - MARSHALL INTERNATIONAL STOCK FUND
            - MARSHALL SMALL-CAP GROWTH FUND
            INCOME FUNDS                             MONEY MARKET FUND
            - MARSHALL SHORT-TERM INCOME FUND        - MARSHALL MONEY MARKET FUND
            - MARSHALL INTERMEDIATE BOND FUND
            - MARSHALL GOVERNMENT INCOME FUND

This prospectus contains the information you should read and know before you invest in any of the Funds. Keep this prospectus for future reference.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, MARSHALL & ILSLEY CORPORATION OR ANY OF ITS BANKING SUBSIDIARIES ("M&I CORP."), AND THE SHARES ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE MONEY MARKET FUND ATTEMPTS TO MAINTAIN A STABLE $1.00 NET ASSET VALUE PER SHARE, BUT IT CANNOT GUARANTEE THAT IT WILL ALWAYS BE ABLE TO DO SO. THE INTERNATIONAL STOCK FUND MAY BORROW MONEY TO INVEST, WHICH MAY BE CONSIDERED A SPECULATIVE ACTIVITY AND MAY INVOLVE GREATER RISK AND EXPENSE TO THIS FUND.

The Funds have also filed a Statement of Additional Information dated October 31, 1997, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge, obtain other information, or make inquiries about the Funds by writing to or calling Marshall Funds Investor Services at 1-414-287-8555 or 1-800-236-FUND (3863). The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Funds is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus
October 31, 1997


                      [THIS PAGE INTENTIONALLY LEFT BLANK]


--------------------------------------------------------------------------------
 TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                                                       PAGE
                                                                                                       ----
Table of Contents..................................................................................      3
Summary of Investment Information..................................................................      4
     Who May Want to Invest In the Marshall Funds?.................................................      4
     Who Manages the Funds?........................................................................      4
     What About Investment Risks?..................................................................      4
     How to Buy and Sell Shares....................................................................      5
Summary of Fund Expenses...........................................................................      6
Financial Highlights...............................................................................      8
Fund Objective and Policies........................................................................     10
     The EQUITY FUNDS..............................................................................     10
     The INCOME FUNDS..............................................................................     12
     The INTERMEDIATE TAX-FREE FUND................................................................     12
     The MONEY MARKET FUND.........................................................................     13
How to Buy Fund Shares.............................................................................     14
     Net Asset Value...............................................................................     15
How to Redeem Fund Shares..........................................................................     16
     Additional Conditions.........................................................................     17
Exchange Privilege.................................................................................     17
Purchasing, Redeeming, and Exchanging Fund Shares
  Through Marshall Funds Online(SM)................................................................     18
Telephone Transactions.............................................................................     18
Marshall Funds, Inc. Information...................................................................     20
     Organization and History......................................................................     20
     Management....................................................................................     20
     Distribution of Fund Shares...................................................................     22
Administration of the Funds........................................................................     24
     Brokerage Transactions........................................................................     24
     Expenses of the Funds.........................................................................     24
Shareholder Information............................................................................     25
     Confirmations and Account Statements..........................................................     25
     Dividends and Capital Gains...................................................................     25
     Common Stock and Voting Rights................................................................     25
Performance Information............................................................................     26
Portfolio Investments and Strategies...............................................................     26
     Additional Investment Risks...................................................................     33
Tax Information....................................................................................     36
     Federal Income Tax............................................................................     36
     State and Local Taxes.........................................................................     36
Effect of Banking Laws.............................................................................     36
Standard & Poor's Corporation......................................................................     36
Addresses......................................................................................  Back Cover




--------------------------------------------------------------------------------
 SUMMARY OF INVESTMENT INFORMATION
--------------------------------------------------------------------------------

================================================================================
 WHO MAY WANT TO INVEST IN THE MARSHALL FUNDS?

The Marshall Funds offer investment opportunities to a wide range of investors, from those who may be investing for the short-term and wish to take little investment risk to those with long-term goals willing to bear the risks of the stock market for potentially greater rewards. The Marshall Funds currently offer the following eleven professionally managed, diversified portfolios:


    - MARSHALL EQUITY INCOME FUND ("EQUITY INCOME FUND")--seeks above-average dividend income and appreciation of capital through investments primarily in common and preferred stocks of companies with large capitalizations;



    - MARSHALL LARGE-CAP GROWTH & INCOME FUND ("LARGE-CAP GROWTH & INCOME FUND")--seeks growth of capital and income by investing primarily in common stocks of large-sized companies whose market capitalizations generally exceed $10 billion (FORMERLY, MARSHALL STOCK FUND);



    - MARSHALL MID-CAP VALUE FUND ("MID-CAP VALUE FUND")--seeks long-term capital growth and income by investing primarily in common and preferred stocks, and securities convertible into these stocks, of medium-sized companies selected on the basis of traditional research including assessment of earnings, dividend growth and risk volatility of the company's industry (FORMERLY, MARSHALL VALUE EQUITY FUND);



    - MARSHALL MID-CAP GROWTH FUND ("MID-CAP GROWTH FUND")--seeks appreciation of capital by investing primarily in common and preferred stocks issued by medium-sized companies whose market capitalizations generally range from $200 million to $7.5 billion (FORMERLY, MARSHALL MID-CAP STOCK FUND);


    - MARSHALL INTERNATIONAL STOCK FUND ("INTERNATIONAL STOCK FUND")--seeks long-term capital growth by investing primarily in stocks and debt obligations of companies and governments outside the United States;


    - MARSHALL SMALL-CAP GROWTH FUND ("SMALL-CAP GROWTH FUND")--seeks appreciation of capital by investing primarily in common and preferred stocks issued by small-sized companies whose market capitalizations are under $1 billion (FORMERLY, MARSHALL SMALL-CAP STOCK FUND);



    - MARSHALL SHORT-TERM INCOME FUND ("SHORT-TERM INCOME FUND")--seeks to maximize total return consistent with current income by investing primarily in short- to intermediate-term investment grade bonds and notes;



    - MARSHALL INTERMEDIATE BOND FUND ("INTERMEDIATE BOND FUND")--seeks to maximize total return consistent with current income by investing primarily in intermediate-term investment grade bonds and notes;


    - MARSHALL GOVERNMENT INCOME FUND ("GOVERNMENT INCOME FUND")--seeks to provide current income by investing primarily in securities which are issued or guaranteed as to payment of principal and interest by the U.S. government or U.S. government agencies or instrumentalities;


    - MARSHALL INTERMEDIATE TAX-FREE FUND ("INTERMEDIATE TAX-FREE FUND")--seeks to provide as high a level of income which is exempt from federal income tax as is consistent with preservation of capital by investing in investment grade municipal securities that generate such income; and


    - MARSHALL MONEY MARKET FUND ("MONEY MARKET FUND")--seeks to provide current income consistent with stability of principal by investing in money market instruments maturing in 397 days or less. Shares of the MONEY MARKET FUND are offered in two separate classes: CLASS A SHARES AND CLASS B SHARES.

================================================================================
 WHO MANAGES THE FUNDS?


M&I Investment Management Corp. serves as investment adviser (the "Adviser") to the Funds. The Adviser is owned by Marshall & Ilsley Corporation ("M&I Corp.") of Milwaukee, Wisconsin. Templeton Investment Counsel, Inc. of Ft. Lauderdale, Florida serves as subadviser (the "Subadviser") to the INTERNATIONAL STOCK FUND.


================================================================================
 WHAT ABOUT INVESTMENT RISKS?

All mutual funds, including the Marshall Funds, take investment risks. The EQUITY FUNDS must contend with the volatility and unpredictability of the U.S. stock market. The INTERNATIONAL STOCK FUND may experience additional uncertainty in foreign markets and with foreign currency transactions. The SMALL-CAP GROWTH FUND involves special risks since it invests primarily in stocks of smaller-capitalized companies, which have historically been more volatile than stocks of larger companies. The INCOME FUNDS invest heavily in debt securities, whose values move in the opposite direction of prevailing interest rates and whose exposure to market price fluctuation increases with the length of their maturities. Some of the Funds may use options and futures contracts to hedge their investments or increase their income, although the successful use of such investment techniques cannot be guaranteed and may result in a loss instead. Each Fund may invest at least some of its assets in mortgage-backed securities and may lend its portfolio securities to other institutions. The risks associated with these and other investments are fully explained under "Portfolio Investments and Strategies."

In all types of investments, reward and risk go hand in hand. If you seek high investment returns, you must be willing to assume a comparably higher level of risk. On the other hand, if you are comfortable with only a small amount of risk, you should not expect a large return. Set forth below is a risk/reward chart that depicts the investment potential and corresponding risks associated with different types of mutual funds. The Marshall Funds are listed under the relevant categories.

At the top of the chart are equity funds, which have historically produced over the long-term a higher level of return than other types of investments, but also have the highest potential risk. In the middle of the chart are income funds, which offer a middle range of potential risk and return. At the bottom of the chart are money market funds and money market instruments, which have a lower amount of risk and return. As with any investment, however, past performance does not predict future performance. Your investment return will vary, and the redemption value of your mutual fund shares may be lower than their original purchase price.

HIGHER POTENTIAL RETURN AND RISK

Equity Funds

      Marshall Small-Cap Growth Fund
      Marshall International Stock Fund
      Marshall Mid-Cap Growth Fund
      Marshall Mid-Cap Value Fund
      Marshall Large-Cap Growth & Income Fund
      Marshall Equity Income Fund
Income Funds

      Marshall Government Income Fund
      Marshall Intermediate Tax-Free Fund
      Marshall Intermediate Bond Fund
      Marshall Short-Term Income Fund

Money Market Funds

      Marshall Money Market Fund

LOWER POTENTIAL RETURN AND RISK


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 HOW TO BUY AND SELL SHARES

You may buy and sell shares of any of the Funds by telephone, by mail or in person. All shares are both sold and redeemed at net asset value without any sales charges. Your first purchase in any Fund must be at least $1,000 and your later purchases must be at least $50 each. These minimums may be waived or lowered from time to time in certain instances, such as for M&I Corp. employees. The Corporation also offers you the privilege of exchanging shares of one Fund for another at net asset value without any sales charge. For more information, please see "How to Buy Fund Shares," "How to Redeem Fund Shares," "Exchange Privilege" and "Telephone Transactions."

                                                         LOGO

--------------------------------------------------------------------------------
 SUMMARY OF FUND EXPENSES

                                                                             LARGE-CAP
                                                          EQUITY             GROWTH &              MID-CAP              MID-CAP
                                                          INCOME              INCOME                VALUE               GROWTH
                                                           FUND                FUND                 FUND                 FUND
                                                       ------------        -------------         -----------         -------------
SHAREHOLDER TRANSACTION EXPENSES.....................      None                None                 None                 None
ANNUAL FUND OPERATING EXPENSES
 (As a percentage of average net assets)
Management Fee.......................................     0.75%                0.75%                0.75%                0.75%
12b-1 Fees(2)........................................      None                None                 None                 None
Total Other Expenses.................................     0.47%                0.48%                0.48%                0.49%
   Shareholder Servicing Fee.................  0.25%               0.25%                 0.25%               0.25%
   Total Annual Fund Operating Expenses (after
    waivers)(5)......................................     1.22%                1.23%                1.23%                1.24%


                                                       INTERNATIONAL           SMALL-CAP
                                                           STOCK                GROWTH
                                                            FUND                 FUND
                                                       --------------         -----------
SHAREHOLDER TRANSACTION EXPENSES.............               None                 None
ANNUAL FUND OPERATING EXPENSES
 (As a percentage of average net assets)
Management Fee...............................              1.00%                 1.00%
12b-1 Fees(2)................................              0.00%                 0.00%
Total Other Expenses.........................              0.59%                 0.80%
   Shareholder Servicing Fee.................  0.25%                  0.25%

   Total Annual Fund Operating Expenses (afte
    waivers)(5)..............................              1.59%                 1.80%


                                                        SHORT-TERM         INTERMEDIATE          GOVERNMENT          INTERMEDIATE
                                                          INCOME               BOND                INCOME              TAX-FREE
                                                           FUND                FUND                 FUND                 FUND
                                                       ------------        -------------         -----------         -------------
SHAREHOLDER TRANSACTION EXPENSES.....................      None                None                 None                 None
ANNUAL FUND OPERATING EXPENSES
 (As a percentage of average net assets)
Management Fee (after waiver)(1).....................     0.24%                0.52%                0.60%                0.29%
12b-1 Fees...........................................      None                None                 None                 None
Total Other Expenses.................................     0.25%                0.20%                0.26%                0.32%
   Shareholder Servicing Fee (after
    waiver)(3)...............................  0.02%               0.02%                 0.02%               0.02%
   Total Annual Fund Operating Expenses (after
    waivers)(4)......................................     0.49%                0.72%                0.86%                0.61%

                                MONEY MARKET FUND
                                 CLASS A CLASS B
                                                           SHARES               SHARES
                                                       --------------         -----------
SHAREHOLDER TRANSACTION EXPENSES.............               None                 None
ANNUAL FUND OPERATING EXPENSES
 (As a percentage of average net assets)
Management Fee (after waiver)(1).............              0.24%                 0.24%
12b-1 Fees...................................               None                 0.30%
Total Other Expenses.........................              0.17%                 0.17%
   Shareholder Servicing Fee (after
    waiver)(3)...............................  0.02%                  0.02%

   Total Annual Fund Operating Expenses (afte
    waivers)(4)..............................              0.41%                 0.71%



(1) The management fee has been reduced to reflect the voluntary waiver by the investment adviser. The adviser may terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.75% for the Government Income Fund, 0.60% for the Short-Term Income Fund, Intermediate Bond Fund and Intermediate Tax-Free Fund; and 0.50% for the Money Market Fund--Class A and Class B Shares.


(2) The International Stock Fund and Small-Cap Growth Fund have no present intention of paying or accruing 12b-1 fees during the fiscal year ending August 31, 1998. If the International Stock Fund or Small-Cap Stock Fund were paying or accruing 12b-1 fees, the International Stock Fund and Small-Cap Growth Fund would be able to pay up to 0.25% of their average daily net assets for 12b-1 fees. See "Marshall Funds, Inc. Information."


(3) The Shareholder Servicing Fee for Short-Term Income Fund, Intermediate Bond Fund, Government Income Fund, and Intermediate Tax-Free Fund has been reduced to reflect a voluntary waiver by the shareholder servicing agent. The shareholder servicing agent may terminate this waiver at any time at its sole discretion. The maximum Shareholder Servicing Fee is 0.25% for all funds except Money Market Fund--Class A and Class B, which has a 0.02% maximum for each class.



(4) Total Fund Operating Expenses were 1.08% for the Short-Term Income Fund, 1.03% for the Intermediate Bond Fund, 1.24% for the Government Income Fund, 1.15% for the Intermediate Tax-Free Fund, 0.67% for the Marshall Money Market--Class A Shares, and 0.97% for the Marshall Money Market--Class B Shares absent the voluntary waivers described in Notes 1 and 3.



(5) The Total Fund Operating Expenses in the table above for the Small-Cap Growth Fund are based on expenses incurred during the period from September 3, 1996 to August 31, 1997 and are expected to be 1.60% for the fiscal year ending August 31, 1998.


The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Funds will bear either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Marshall Funds, Inc. Information." Wire-transferred redemptions may be subject to an additional fee.


LONG-TERM SHAREHOLDERS INVESTED IN THE INTERNATIONAL STOCK FUND, SMALL-CAP GROWTH FUND AND MONEY MARKET FUND--CLASS B SHARES MAY PAY MORE THAN THE ECONOMIC EQUIVALENT TO THE MAXIMUM FRONT-END SALES CHARGES PERMITTED UNDER THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC. ("NASD"). HOWEVER, IN ORDER FOR A CLASS B SHAREHOLDER OF THE MONEY MARKET FUND TO EXCEED THE NASD'S MAXIMUM FRONT-END SALES CHARGE OF 6.25%, A CONTINUOUS INVESTMENT IN THE CLASS B SHARES FOR 89.3 YEARS WOULD BE REQUIRED.


EXAMPLE



You would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and (2) redemption at the end of each time period. The Funds charge no redemption fees.



                                                      LARGE-CAP
                                       EQUITY         GROWTH &         MID-CAP         MID-CAP       INTERNATIONAL      SMALL-CAP
                                       INCOME          INCOME           VALUE          GROWTH            STOCK           GROWTH
                                        FUND            FUND            FUND            FUND              FUND            FUND
                                    ------------    -------------    -----------    -------------    --------------    -----------
1 Year..........................        $12              $13             $13             $13              $16              $18
3 Years.........................        $39              $39             $39             $39              $50              $57
5 Years.........................        $67              $68             $68             $68              $87              $97
10 Years........................        $148            $149            $149            $150              $189            $212



                                     SHORT-TERM     INTERMEDIATE     GOVERNMENT     INTERMEDIATE     MONEY MARKET FUND
                                       INCOME           BOND           INCOME         TAX-FREE          CLASS A          CLASS B
                                        FUND            FUND            FUND            FUND             SHARES          SHARES
                                    ------------    -------------    -----------    -------------    --------------    -----------
1 Year..........................         $5              $7              $9              $6                $4              $7
3 Years.........................        $16              $23             $27             $20              $13              $23
5 Years.........................        $29              $40             $48             $34              $23              $40
10 Years........................        $64              $89            $106             $76              $52              $88



The above example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.




                      [THIS PAGE INTENTIONALLY LEFT BLANK]



--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS


The following table has been audited by Arthur Andersen LLP, the Funds' independent public accountants. Their report dated October 17, 1997 is included in the Annual Report for the Funds, which is incorporated by reference. This table should be read in conjunction with the Funds' financial statements and notes thereto, which may be obtained free of charge from the Funds.



Further information about the performance of the Funds is contained in the Funds' Annual Report dated August 31, 1997 which may be obtained free of charge.



(For a share outstanding throughout each period)


                                                                   NET REALIZED AND
                                                                      UNREALIZED
                                                                      GAIN/(LOSS)
                                                                    ON INVESTMENTS,                       DIVIDENDS TO
                                     NET ASSET         NET            COLLATERAL,                         SHAREHOLDERS
                                       VALUE,       INVESTMENT          FUTURES          TOTAL FROM         FROM NET
            PERIOD ENDED             BEGINNING       INCOME/        CONTRACTS, AND       INVESTMENT        INVESTMENT
             AUGUST 31,              OF PERIOD        (LOSS)       FOREIGN CURRENCY      OPERATIONS          INCOME
------------------------------------ ----------     ----------     -----------------     -----------     --------------
EQUITY INCOME FUND
 1994(a)............................   $10.00           0.28             (0.09)              0.19             (0.23)
 1995...............................   $ 9.96           0.33              1.26               1.59             (0.33)
 1996...............................   $11.22           0.34              2.00               2.34             (0.35)
 1997...............................   $13.00           0.33              3.51               3.84             (0.34)

                                       DISTRIBUTIONS TO
                                       SHAREHOLDERS FROM
                                       NET REALIZED GAIN
                                         ON INVESTMENT
                                         TRANSACTIONS,         DISTRIBUTIONS TO
                                      FUTURES CONTRACTS,        SHAREHOLDERS IN
                                          AND FOREIGN              EXCESS OF
            PERIOD ENDED                   CURRENCY             NET INVESTMENT
             AUGUST 31,                  TRANSACTIONS               INCOME
------------------------------------  -------------------     -------------------
EQUITY INCOME FUND
 1994(a)............................            --                      --
 1995...............................            --                      --
 1996...............................         (0.21)                     --
 1997...............................         (0.86)                     --
LARGE-CAP GROWTH & INCOME FUND (FORMERLY, STOCK FUND)
 1993(b)............................   $10.00           0.10              0.07               0.17             (0.09)
 1994...............................   $10.08           0.07             (0.03)              0.04             (0.07)
 1995...............................   $10.05           0.09              1.59               1.68             (0.09)
 1996...............................   $11.64           0.16              1.17               1.33             (0.15)
 1997...............................   $12.16           0.10              3.76               3.86             (0.12)
MID-CAP VALUE FUND (FORMERLY, VALUE EQUITY FUND)
 1994(a)............................   $10.00           0.12              0.93               1.05             (0.10)
 1995...............................   $10.95           0.22              1.22               1.44             (0.20)
 1996...............................   $12.08           0.21              0.78               0.99             (0.21)
 1997...............................   $11.98           0.15              3.05               3.20             (0.15)
MID-CAP GROWTH FUND (FORMERLY, MID-CAP STOCK FUND)
 1994(a)............................   $10.00           0.02             (0.29)             (0.27)            (0.01)
 1995...............................   $ 9.69          (0.00)             2.62               2.62             (0.01)
 1996...............................   $12.30          (0.06)             2.24               2.18                --
 1997...............................   $13.56          (0.08)             2.56               2.48                --
INTERNATIONAL STOCK FUND
 1995(c)............................   $10.00           0.20              0.01               0.21             (0.05)
 1996...............................   $10.16           0.21              0.96               1.17             (0.22)
 1997...............................   $11.08           0.18              2.29               2.47             (0.26)
SMALL-CAP GROWTH FUND (FORMERLY, SMALL-CAP STOCK FUND)
 1997(d)............................   $10.00          (0.08)             2.27               2.19                --
SHORT-TERM INCOME FUND
 1993(e)............................   $10.00           0.40             (0.05)              0.35             (0.40)
 1994...............................   $ 9.95           0.45             (0.25)              0.20             (0.44)
 1995...............................   $ 9.71           0.56              0.05               0.61             (0.58)
 1996...............................   $ 9.74           0.62             (0.15)              0.47             (0.62)
 1997...............................   $ 9.59           0.63              0.04               0.67             (0.62)
INTERMEDIATE BOND FUND
 1993(b)............................   $10.00           0.46              0.33               0.79             (0.39)
 1994...............................   $10.40           0.61             (0.81)             (0.20)            (0.67)
 1995...............................   $ 9.36           0.61              0.16               0.77             (0.62)
 1996...............................   $ 9.51           0.58             (0.25)              0.33             (0.58)
 1997...............................   $ 9.26           0.58              0.18               0.76             (0.58)
GOVERNMENT INCOME FUND
 1993(f)............................   $10.00           0.47              0.16               0.63             (0.41)
 1994...............................   $10.22           0.64             (0.78)             (0.14)            (0.68)
 1995...............................   $ 9.26           0.60              0.26               0.86             (0.62)
 1996...............................   $ 9.51           0.62             (0.24)              0.38             (0.62)
 1997...............................   $ 9.27           0.62              0.22               0.84             (0.62)
INTERMEDIATE TAX-FREE FUND
 1994(g)............................   $10.00           0.19             (0.29)             (0.10)            (0.19)
 1995...............................   $ 9.71           0.42              0.20               0.62             (0.42)
 1996...............................   $ 9.91           0.43             (0.08)              0.35             (0.43)
 1997...............................   $ 9.83           0.43              0.21               0.64             (0.43)
MONEY MARKET FUND--CLASS A SHARES
 1993(b)............................   $ 1.00           0.02                --               0.02             (0.02)
 1994...............................   $ 1.00           0.03                --               0.03             (0.03)
 1995...............................   $ 1.00           0.05                --               0.05             (0.05)
 1996...............................   $ 1.00           0.05                --               0.05             (0.05)
 1997...............................   $ 1.00           0.05                --               0.05             (0.05)
MONEY MARKET FUND--CLASS B SHARES
 1993(h)............................   $ 1.00           0.02                --               0.02             (0.02)
 1994...............................   $ 1.00           0.03                --               0.03             (0.03)
 1995...............................   $ 1.00           0.05                --               0.05             (0.05)
 1996...............................   $ 1.00           0.05                --               0.05             (0.05)
 1997...............................   $ 1.00           0.05                --               0.05             (0.05)

LARGE-CAP GROWTH & INCOME FUND (FORM
 1993(b)............................            --                      --
 1994...............................            --                      --
 1995...............................            --                      --
 1996...............................         (0.66)                     --
 1997...............................         (1.94)                     --
MID-CAP VALUE FUND (FORMERLY, VALUE
 1994(a)............................            --                      --
 1995...............................         (0.11)                     --
 1996...............................         (0.88)                     --
 1997...............................         (1.89)                     --
MID-CAP GROWTH FUND (FORMERLY, MID-C
 1994(a)............................         (0.03)                     --
 1995...............................            --                   (0.00)
 1996...............................         (0.92)                     --
 1997...............................         (1.22)                     --
INTERNATIONAL STOCK FUND
 1995(c)............................            --                      --
 1996...............................         (0.03)                     --
 1997...............................         (0.09)                     --
SMALL-CAP GROWTH FUND (FORMERLY, SMA
 1997(d)............................            --                      --
SHORT-TERM INCOME FUND
 1993(e)............................            --                      --
 1994...............................            --                      --
 1995...............................            --                      --
 1996...............................            --                      --
 1997...............................            --                      --
INTERMEDIATE BOND FUND
 1993(b)............................            --                      --
 1994...............................         (0.17)                     --
 1995...............................            --                      --
 1996...............................            --                      --
 1997...............................            --                      --
GOVERNMENT INCOME FUND
 1993(f)............................            --                      --
 1994...............................         (0.14)                     --
 1995...............................            --                      --
 1996...............................            --                      --
 1997...............................            --                      --
INTERMEDIATE TAX-FREE FUND
 1994(g)............................            --                      --
 1995...............................            --                      --
 1996...............................            --                      --
 1997...............................            --                      --
MONEY MARKET FUND--CLASS A SHARES
 1993(b)............................            --                      --
 1994...............................            --                      --
 1995...............................            --                      --
 1996...............................            --                      --
 1997...............................            --                      --
MONEY MARKET FUND--CLASS B SHARES
 1993(h)............................            --                      --
 1994...............................            --                      --
 1995...............................            --                      --
 1996...............................            --                      --
 1997...............................            --                      --


(a) Reflects operations for the period from October 1, 1993 (date of initial public investment) to August 31, 1994.

(b) Reflects operations for the period from November 23, 1992 (date of initial public investment) to August 31, 1993.

(c) Reflects operations for the period from September 2, 1994 (date of initial public investment) to August 31, 1995.

(d) Reflects operations for the period from September 3, 1996 (date of initial public investment) to August 31, 1997.

(e) Reflects operations for the period from November 2, 1992 (date of initial public investment) to August 31, 1993.

(f) Reflects operations for the period from December 14, 1992 (date of initial public investment) to August 31, 1993.

(g) Reflects operations for the period from February 2, 1994 (date of initial public investment) to August 31, 1994.

     (h) Reflects operations for the period from December 17, 1992 (date of initial public investment) to August 31, 1993.





--------------------------------------------------------------------------------

                                                      RATIOS TO AVERAGE NET ASSETS
                                                ----------------------------------------      NET ASSETS,        AVERAGE
                   NET ASSET                                     NET                         END OF PERIOD      COMMISSION
    TOTAL         VALUE, END        TOTAL                    INVESTMENT        EXPENSE            (000             RATE
DISTRIBUTIONS      OF PERIOD      RETURN(I)     EXPENSES       INCOME         WAIVER(K)         OMITTED)         PAID(L)
-------------     -----------     ---------     --------     -----------     -----------     --------------     ----------
    (0.23)          $  9.96          2.02%        1.01%(j)       3.30%(j)        0.16%(j)      $   49,396              --
    (0.33)          $ 11.22         16.40%        1.01%          3.45%           0.09%         $  107,499              --
    (0.56)          $ 13.00         21.20%        0.98%          2.83%             --          $  173,402        $ 0.0450
    (1.20)          $ 15.64         30.95%        1.22%          2.31%             --          $  331,730        $ 0.0598


               PORTFOLIO
    TOTAL       TURNOVER
DISTRIBUTIONS     RATE
-------------  ----------
    (0.23)          44%
    (0.33)          43%
    (0.56)          60%
    (1.20)          61%
    (0.09)          $ 10.08          1.67%        0.94%(j)       1.39%(j)        0.03%(j)      $  309,128              --
    (0.07)          $ 10.05          0.44%        0.99%          0.77%           0.01%         $  250,155              --
    (0.09)          $ 11.64         16.85%        0.98%          0.88%           0.01%         $  257,019              --
    (0.81)          $ 12.16         11.56%        0.97%          1.28%             --          $  251,583        $ 0.0600
    (2.06)          $ 13.96         34.50%        1.23%          0.78%             --          $  269,607        $ 0.0612
    (0.10)          $ 10.95         10.59%        1.00%(j)       1.82%(j)        0.15%(j)      $  218,755              --
    (0.31)          $ 12.08         13.57%        0.96%          1.98%             --          $  220,436              --
    (1.09)          $ 11.98          8.53%        0.98%          1.68%             --          $  195,066        $ 0.0591
    (2.04)          $ 13.14         30.20%        1.23%          1.20%             --          $  145,143        $ 0.0593
    (0.04)          $  9.69         (2.74%)       1.01%(j)       0.23%(j)        0.28%(j)      $   53,642              --
    (0.01)          $ 12.30         27.06%        1.01%         (0.13%)          0.08%         $  108,256              --
    (0.92)          $ 13.56         18.92%        1.01%         (0.47%)            --          $  143,236        $ 0.0598
    (1.22)          $ 14.82         19.14%        1.24%         (0.52%)            --          $  196,983        $ 0.0600
    (0.05)          $ 10.16          2.11%        1.54%(j)       2.42%(j)        0.04%(j)      $   94,048              --
    (0.25)          $ 11.08         11.71%        1.35%          2.58%             --          $  143,783        $ 0.0059
    (0.35)          $ 13.20         22.73%        1.59%          1.80%             --          $  226,849        $ 0.0216
       --           $ 12.19         21.90%        1.80%(j)      (0.94%)(j)         --          $   56,425        $ 0.0600
    (0.40)          $  9.95          3.57%        0.50%(j)       4.91%(j)        0.51%(j)      $   74,742              --
    (0.44)          $  9.71          2.05%        0.50%          4.58%           0.39%         $  100,452              --
    (0.58)          $  9.74          6.47%        0.51%          5.78%           0.40%         $   84,273              --
    (0.62)          $  9.59          4.92%        0.51%          6.16%           0.40%         $  100,846              --
    (0.62)          $  9.64          7.20%        0.49%          6.46%           0.59%         $  148,781              --
    (0.39)          $ 10.40          7.99%        0.70%(j)       6.08%(j)        0.10%(j)      $  346,808              --
    (0.84)          $  9.36         (2.02%)       0.71%          6.26%           0.11%         $  357,740              --
    (0.62)          $  9.51          8.58%        0.71%          6.50%           0.08%         $  344,071              --
    (0.58)          $  9.26          3.52%        0.72%          6.14%           0.09%         $  403,657              --
    (0.58)          $  9.44          8.42%        0.72%          6.17%           0.31%         $  398,234              --
    (0.41)          $ 10.22          6.40%        0.85%(j)       6.56%(j)        0.33%(j)      $   57,822              --
    (0.82)          $  9.26         (1.34%)       0.86%          6.58%           0.40%         $   64,823              --
    (0.62)          $  9.51          9.78%        0.86%          6.54%           0.26%         $  103,708              --
    (0.62)          $  9.27          4.02%        0.86%          6.51%           0.19%         $  138,458              --
    (0.62)          $  9.49          9.35%        0.86%          6.62%           0.38%         $  203,642              --
    (0.19)          $  9.71         (0.94%)       0.62%(j)       3.58%(j)        0.59%(j)      $   35,212              --
    (0.42)          $  9.91          6.58%        0.61%          4.35%           0.47%         $   46,051              --
    (0.43)          $  9.83          3.57%        0.61%          4.34%           0.37%         $   65,927              --
    (0.43)          $ 10.04          6.67%        0.61%          4.35%           0.54%         $   88,108              --
    (0.02)          $  1.00          2.33%        0.40%(j)       2.97%(j)        0.28%(j)      $  775,890              --
    (0.03)          $  1.00          3.41%        0.40%          3.40%           0.29%         $  967,988              --
    (0.05)          $  1.00          5.57%        0.41%          5.44%           0.26%         $1,128,623              --
    (0.05)          $  1.00          5.39%        0.41%          5.29%           0.26%         $1,039,659              --
    (0.05)          $  1.00          5.35%        0.41%          5.22%           0.26%         $1,290,659              --
    (0.02)          $  1.00          1.89%        0.72%(j)       2.72%(j)        0.28%(j)      $    1,980              --
    (0.03)          $  1.00          3.11%        0.70%          3.39%           0.29%         $   11,929              --
    (0.05)          $  1.00          5.25%        0.71%          5.21%           0.26%         $   30,331              --
    (0.05)          $  1.00          5.07%        0.71%          4.92%           0.26%         $   84,711              --
    (0.05)          $  1.00          5.04%        0.71%          4.93%           0.26%         $   89,485              --

    (0.09)          98%
    (0.07)          86%
    (0.09)          79%
    (0.81)         147%
    (2.06)          43%
    (0.10)          39%
    (0.31)          78%
    (1.09)          67%
    (2.04)          55%
    (0.04)         113%
    (0.01)         157%
    (0.92)         189%
    (1.22)         211%
    (0.05)          61%
    (0.25)          26%
    (0.35)          26%
       --          183%
    (0.40)          79%
    (0.44)         185%
    (0.58)         194%
    (0.62)         144%
    (0.62)         101%
    (0.39)         220%
    (0.84)         228%
    (0.62)         232%
    (0.58)         201%
    (0.58)         144%
    (0.41)         218%
    (0.82)         175%
    (0.62)         360%
    (0.62)         268%
    (0.62)         299%
    (0.19)          45%
    (0.42)         105%
    (0.43)          41%
    (0.43)          53%
    (0.02)          --
    (0.03)          --
    (0.05)          --
    (0.05)          --
    (0.05)          --
    (0.02)          --
    (0.03)          --
    (0.05)          --
    (0.05)          --
    (0.05)          --
(i) Based on net asset value. (j) Computed on an annualized basis.
(k) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above. (l) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged. This disclosure is required for fiscal years beginning on or after September 1, 1995.


       (See Notes which are an integral part of the Financial Statements)




-------------------------------------------------------------
 FUND OBJECTIVE AND
 POLICIES

The investment objective and policies of each Fund appear below. The investment objective of a Fund cannot be changed without shareholder approval. While a Fund cannot assure that it will achieve its investment objective, it attempts to do so by following the investment policies described below.

Unless indicated otherwise, the investment policies of a Fund may be changed by the Board of Directors ("Directors") without shareholder approval. However, shareholders will be notified before any material change in these policies becomes effective. For purposes of each EQUITY FUND'S respective 65% investment policy, total assets shall be determined without regard to collateral held for any securities lending activity. Additional information about investments, investment limitations and strategies, and certain investment policies appears in the "Portfolio Investments and Strategies" section of this prospectus.

For additional information about investment limitations, strategies that one or more Funds may employ, and certain investment policies, please refer to the "Portfolio Investments and Strategies" section of this prospectus.

         -------------------------------------------------------------

 THE EQUITY FUNDS

MARSHALL EQUITY INCOME FUND

The investment objective of the EQUITY INCOME FUND is to provide above-average dividend income with appreciation of capital. The Fund pursues this objective by investing in a broadly diversified portfolio of common and preferred stocks. Under normal market conditions, the Fund intends to invest at least 65% of its total assets in equity securities that generate dividend income. As a secondary non-fundamental objective, the Fund will seek to achieve dividend income (before fees and expenses) at a level of 100 basis points (or 1%) above that earned on the stocks that comprise the Standard & Poor's Daily Stock Price Index of 500 Common Stocks ("S&P 500"). While there is no assurance that the Fund can achieve this goal, the Fund's Adviser believes it possible to achieve a dividend level above stocks comprising the S&P 500 by concentrating or overweighing the Fund's investments in stocks or sectors of the stock market that have higher yields than the stocks in the S&P 500 as a whole, such as utilities, financial institutions, and energy.

MARSHALL LARGE-CAP GROWTH & INCOME FUND

The investment objective of the LARGE-CAP GROWTH & INCOME FUND is to provide growth of capital and income. The Fund pursues this objective by investing primarily in a professionally managed and diversified portfolio of common stocks of companies with an established market and a history of stable earnings and/or growing dividends. Under normal market conditions, the Fund intends to invest at least 65% of its total assets in equity securities (i.e., common stocks and preferred stocks) of large-sized companies whose market capitalizations generally exceed $10 billion. As a general matter, the Fund expects these investments to generate income. The Fund's investment approach is based on the conviction that over the long-term the economy will continue to expand and that this economic growth will be reflected in the growth of revenues and earnings of major corporations.

MARSHALL MID-CAP VALUE FUND


The investment objective of the MID-CAP VALUE FUND is to provide long-term capital growth and income. The Fund pursues this objective through the application of a value-oriented approach by investing in a broadly diversified portfolio of common stocks, securities convertible into common stocks and preferred stocks of medium-sized companies, whose market capitalizations generally range from $200 million to $7.5 billion, selected on the basis of traditional research including assessment of earnings, dividend growth and risk/volatility of the company's industry. Under normal market conditions, the Fund intends to invest at least 65% of its total assets in these mid-cap equity securities. In most market conditions, the stocks comprising the Fund's assets will exhibit traditional value characteristics such as having a price/ earnings ratio less than the S&P 500, higher than average dividend yields, lower than average price to book value, and stocks of companies with unrecognized or undervalued assets.

MARSHALL MID-CAP GROWTH FUND

The investment objective of the MID-CAP GROWTH FUND is to seek appreciation of capital. The Fund will pursue this objective by investing, under normal market conditions, at least 65% of its total assets in common and preferred stocks issued by medium-sized companies whose market capitalizations generally range from $200 million to $7.5 billion. The Fund's Adviser will invest primarily in equity securities of companies with above-average earnings growth prospects or in companies where significant fundamental changes are taking place. These changes could include significant new products, services, or methods of distribution; restructuring or reallocating business; or significant share price appreciation.

MARSHALL INTERNATIONAL STOCK FUND

The investment objective of the INTERNATIONAL STOCK FUND is long-term capital growth. The Fund pursues this objective through a flexible policy of investing in stocks and debt obligations of companies and governments outside the United States. Under normal market conditions, at least 65% of the Fund's total assets will be invested in securities of issuers domiciled in at least three different nations outside the United States, and at least 65% of the Fund's total assets will be invested in equity securities, i.e., common stocks and preferred stocks. The Fund may also invest up to 35% of its total assets in debt securities, warrants or rights to subscribe to or purchase equity securities, or securities convertible into common or preferred stocks when, in the judgment of the Fund's Subadviser, the capital appreciation available through such investments outweigh the potential for capital growth through investment in equity securities. Certain debt securities can provide the potential for capital appreciation based on various factors such as changes in interest rates, economic and market conditions, improvement in an issuer's ability to repay principal and pay interest, and ratings upgrades. The Fund may invest in debt or preferred securities which have equity features, such as conversion or exchange rights, or which carry warrants to purchase common stock or other equity interests. Such equity features enable the holder of the bond or preferred security to benefit from increases in the market price of the underlying equity security. Any income realized by the Fund will be incidental to its investment objective of long-term capital growth. In selecting securities, the Fund's Subadviser attempts to identify those companies in various countries and industries where economic and political factors, including currency movements, are likely to produce above-average opportunities for capital appreciation.

MARSHALL SMALL-CAP GROWTH FUND

The investment objective of the SMALL-CAP GROWTH FUND is to seek appreciation of capital. The Fund will pursue this objective by investing, under normal market conditions, at least 65% of its total assets in common and preferred stocks issued by small-sized companies whose market capitalizations are under $1 billion. The Fund's Adviser will invest primarily in equity securities of companies with above-average earnings growth prospects or in companies where significant fundamental changes are taking place. These changes could include significant new products, services, or methods of distribution; restructuring or reallocating business; or significant share price appreciation.

THE EQUITY FUNDS' ACCEPTABLE INVESTMENTS. Acceptable investments include the following:

  - common stocks of U.S. companies that are listed on the New York or American Stock Exchange, or other domestic exchange, or traded in over-the-counter markets; the INTERNATIONAL STOCK FUND may also invest in common stocks of foreign companies;

  - preferred stocks;

  - convertible securities rated "investment grade" by a nationally recognized statistical rating organization ("NRSRO") (such as BBB or better by Standard & Poor's Ratings Group ("S&P") or Fitch Investors Service, Inc. ("Fitch"), or Baa or better by Moody's Investors Service, Inc. ("Moody's")) or, if unrated, of comparable quality as determined by the Fund's Adviser or Subadviser (see "Convertible Securities" in the "Portfolio Investments and Strategies" section);

  - U.S. government securities, including certain Mortgage-Backed Securities (as defined under "Portfolio Investments and Strategies");

  - debt obligations (including bonds, notes and debentures); except for INTERNATIONAL STOCK FUND, these must be issued by U.S. corporations and rated in the top four categories by an NRSRO (such as BBB or better by S&P or Fitch, or Baa or better by Moody's) or, if unrated, the Fund's Adviser must determine them to be of comparable quality; the INTERNATIONAL STOCK FUND may purchase debt obligations issued by foreign corporations and governments that are rated investment grade by an NRSRO (such as BBB or better by S&P or Fitch, or Baa or better by Moody's) or, if unrated, are determined by the Fund's Subadviser to be of comparable quality;

  - American Depositary Receipts ("ADRs"); except for INTERNATIONAL STOCK FUND, each Fund is limited to 20% of its net assets;

  - Global Depositary Receipts ("GDRs") and European Depositary Receipts ("EDRs") (only the INTERNATIONAL STOCK FUND);

  - Asset-Backed Securities (as defined under "Portfolio Investments and Strategies");

  - put and call options on securities and indices and futures contracts;

  - swap transactions, including interest rate and index-based swaps;

  - Prime Commercial Paper (as defined under "Portfolio Investments and Strategies"); the SMALL-CAP GROWTH FUND may purchase commercial paper rated "investment grade" by an NRSRO, or, if unrated, of comparable quality as determined by the Fund's Adviser;

  - foreign and domestic Bank Instruments (as defined under "Portfolio Investments and Strategies");

  - warrants;

  - repurchase agreements; and

  - shares of other investment companies.



Notwithstanding the limits set forth above, each EQUITY FUND (except the INTERNATIONAL STOCK FUND, which has no limit) may invest up to 5% of its net assets in foreign securities other than ADRs.

The SMALL-CAP GROWTH FUND has special risks since it invests primarily in small capitalization stocks. These risks are fully explained under "Portfolio Investments and Strategies" and "Additional Investment Risks."

         -------------------------------------------------------------

 THE INCOME FUNDS

MARSHALL SHORT-TERM INCOME FUND


The investment objective of the SHORT-TERM INCOME FUND is to maximize total return consistent with current income. The Fund pursues this objective by investing in a diversified portfolio of short- to intermediate-term investment grade bonds and notes. The Fund will maintain an average dollar-weighted maturity of six months to three years.

MARSHALL INTERMEDIATE BOND FUND


The investment objective of the INTERMEDIATE BOND FUND is to maximize total return consistent with current income. The Fund pursues this objective by investing in a diversified portfolio of intermediate-term investment grade bonds and notes. The Fund will maintain an average dollar-weighted maturity of three to ten years. The Fund will invest, under normal circumstances, at least 65% of the value of its total assets in bonds. For purposes of this investment policy, "bonds" shall include all permitted types of debt instruments, including debt held as collateral for repurchase agreements.

MARSHALL GOVERNMENT INCOME FUND

The investment objective of the GOVERNMENT INCOME FUND is to provide current income. The Fund pursues this objective by investing primarily in U.S. government securities, including those issued by U.S. government agencies and instrumentalities. While seeking to achieve the Fund's objective of current income, as a matter of operating policy the Adviser will attempt to maximize performance. Under normal circumstances, the Fund will invest at least 65% of the value of its total assets in U.S. government securities (not including privately issued mortgage-related securities).

THE INCOME FUNDS' ACCEPTABLE INVESTMENTS. Acceptable investments include the following:

  - domestic issues of corporate debt obligations (including bonds, notes and debentures) rated in the top four investment grade categories by an NRSRO (such as BBB or better by S&P or Fitch, or Baa or better by Moody's) or, if unrated, determined by the Funds' Adviser to be of comparable quality;

  - U.S. government securities (as defined under "Portfolio Investments and Strategies");

  - Prime Commercial Paper (as defined under "Portfolio Investments and Strategies");

  - domestic Bank Instruments (as defined under "Portfolio Investments and Strategies");

  - repurchase agreements;

  - master demand notes;

  - Mortgage-Backed Securities (as defined under "Portfolio Investments and Strategies");

  - Asset-Backed Securities (as defined under "Portfolio Investments and Strategies");

  - Municipal Securities (except the GOVERNMENT INCOME FUND) (as defined under "Portfolio Investments and Strategies");

  - swap transactions, including interest rate and index-based swaps; and

  - securities of other investment companies.

The GOVERNMENT INCOME FUND may also engage in options, futures and options on futures for bona fide hedging purposes. Additional information about investments, investment limitations and strategies, and certain investment policies appears in the "Portfolio Investments and Strategies" section of this prospectus.

         -------------------------------------------------------------

 THE INTERMEDIATE TAX-FREE FUND

MARSHALL INTERMEDIATE TAX-FREE FUND

The investment objective of the INTERMEDIATE TAX-FREE FUND is to provide as high a level of income that is exempt from federal income tax as is consistent with preservation of capital. Under normal circumstances, the INTERMEDIATE TAX-FREE FUND will maintain an average dollar-weighted portfolio maturity of three to ten years.


THE INTERMEDIATE TAX-FREE FUND'S ACCEPTABLE INVESTMENTS. The INTERMEDIATE TAX-FREE FUND pursues its objective by investing in a diversified portfolio of investment grade Municipal Securities (as defined under "Portfolio Investments and Strategies"). As a matter of investment policy that cannot be changed without shareholder approval, under normal market conditions, at least 80% of the INTERMEDIATE TAX-FREE FUND'S net assets will be invested in Municipal Securities, the income from which is exempt from federal income tax (including the federal alternative minimum tax). Interest income of the INTERMEDIATE TAX-FREE FUND that is exempt from federal income tax retains its tax-free status when distributed to shareholders.

Municipal Securities are debt obligations issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel or the INTERMEDIATE TAX-FREE FUND'S Adviser, exempt from federal income tax. These securities will be:

  - rated in the top four categories by an NRSRO (such as BBB or better by S&P or Fitch, or Baa or better by Moody's);

  - guaranteed at the time of purchase by the U.S. government as to the payment of principal and interest;

  - fully collateralized by an escrow of U.S. government securities or other securities acceptable to the INTERMEDIATE TAX-FREE FUND'S Adviser, including certain Mortgage-Backed Securities (as defined under "Portfolio Investments and Strategies");

  - rated at the time of purchase within Moody's highest short-term municipal obligation rating (MIG1/VMIG1) or Moody's highest municipal commercial paper rating (P-1) or S&P's highest municipal commercial paper rating (SP-1) or Fitch's highest short-term municipal obligations rating (F-1+ or F-1) or the highest rating by another NRSRO;

  - unrated if, at the time of purchase, other Municipal Securities of that issuer are rated the same quality as described above by an NRSRO; or

  - unrated if determined to be of comparable quality to one of the foregoing rating categories by the INTERMEDIATE TAX-FREE FUND'S Adviser.

The INTERMEDIATE TAX-FREE FUND may also engage in options, futures and options on futures for bona fide hedging purposes. The INTERMEDIATE TAX-FREE FUND may also invest in swap transactions, including interest rate and index-based swaps. Additional information about investments, investment limitations and strategies, and certain investment policies appears in the "Portfolio Investments and Strategies" section of this prospectus.

         -------------------------------------------------------------

 THE MONEY MARKET FUND

The investment objective of the MONEY MARKET FUND is to provide current income consistent with stability of principal. The Fund pursues this objective by investing exclusively in a portfolio of money market instruments maturing in 397 days or less. The average maturity of securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. While there is no assurance that the MONEY MARKET FUND will achieve its investment objective, it endeavors to do so by complying with the diversification and other various requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

Shares of the MONEY MARKET FUND are offered in two classes of shares: CLASS A SHARES and CLASS B SHARES. CLASS A SHARES are sold to customers of M&I Corp. and its affiliates or retail customers of institutions that have not entered into a marketing arrangement or do not provide sales and/or administrative services for the sale of MONEY MARKET FUND shares. CLASS B SHARES are sold through institutions and other entities that have entered into marketing arrangements to make MONEY MARKET FUND shares available to their clients, customers or other specified groups of investors, or that have agreed to provide sales and/or administrative services as agents for holders of CLASS B SHARES.

THE MONEY MARKET FUND'S ACCEPTABLE INVESTMENTS. The MONEY MARKET FUND invests in high-quality money market instruments that are denominated and payable in U.S. dollars and are either rated in the highest short-term rating category by NRSROs or are of comparable quality to securities having such ratings. Examples of these instruments include, but are not limited to:

  - issues of domestic and foreign corporate debt obligations, including bonds, notes, and debentures;

  - commercial paper, including Eurodollar commercial paper ("Europaper");

  - domestic and foreign Bank Instruments (as defined under "Portfolio Investments and Strategies");

  - demand master notes;

  - U.S. government securities, except for Mortgage-Backed Securities (as defined under "Portfolio Investments and Strategies");

  - repurchase agreements;

  - guaranteed investment contracts;

  - funding agreements; and

  - short-term tranches of Asset-Backed Securities (as defined under "Portfolio Investments and Strategies").



-------------------------------------------------------------
 HOW TO BUY FUND
 SHARES

You can buy shares of a Fund at net asset value, without a sales charge, on any day the New York Stock Exchange is open for business. Your order must be received by the Fund by 12:00 p.m. (Central Time) for the MONEY MARKET FUND or 3:00 p.m. (Central Time) for all other Funds to get that day's net asset value. See "Net Asset Value" below. Each Fund reserves the right to reject any purchase request. Investors may purchase Fund shares by contacting Marshall Funds Investor Services ("MFIS") at 1-800-236-FUND (3863), or by any of the following methods.

You may also place a purchase order through any authorized broker-dealer or financial institution, including a broker-dealer or institution that may charge a transaction fee for this service. If you purchase shares of a Fund through a program of services offered or administered by a broker-dealer, financial institution, or other service provider, you should read the program materials, including information relating to fees, in conjunction with the Funds' prospectus. Certain features of a Fund may not be available or may be modified in connection with the program of services provided.

Trust customers of Marshall & Ilsley Trust Company ("M&I Trust Company"), M&I Marshall & Ilsley Trust Company of Arizona and Marshall & Ilsley Trust Company of Florida (these companies will be referred to as "M&I Trust Companies") may contact their account officer in order to make purchase requests. Texas residents must purchase shares through M&I Brokerage Services, Inc. ("M&I Brokerage Services") at 1-800-236-FUND (3863), or through any authorized broker-dealer.

 MINIMUM INVESTMENTS
 $1,000                To open an Account
    $50                To add to an Account
                       (including through a
                       Systematic Investment
                       Program)

The Funds may waive or lower these minimums from time to time, such as for M&I Corp. employees.


 PHONE                 Contact MFIS. Complete an
 1-800-236-FUND        application for a new account.
 (3863)                If you authorized telephone
 LOGO                  exchange privileges in your
                       account application or by sub-
                       sequent authorization form,
 you may exchange shares from another Fund having an
 identical shareholder registration. See "Telephone
 Transactions" on page 18 for more information.
 MAIL              To open a new Fund account, send
 LOGO              in your completed account
                   application and a check payable
                   to "Marshall Funds" to:
                   Marshall Funds Investor
                   Services
                   P.O. Box 1348
                   Milwaukee, WI 53201-1348
 To add to your existing Fund Account, send in your check, payable to the Fund, to the same address. Indicate your Fund account number on the check. PERSON
 Bring in your completed account LOGO application (for new accounts)
                   and a check to Marshall Funds Investor Services, 1000 N.
                   Water Street (M-F 8-5 Central Time), to any M&I Bank
                   employing a representative of M&I Brokerage Services, or to any authorized broker or dealer.
 WIRE              -First notify MFIS at
 LOGO               1-800-236-FUND (3863) by 12:00
                   p.m. (Central Time) for the MONEY
                   MARKET FUND and 3:00 p.m.
                   (Central Time) for the other
                   Funds.
                   - Then wire the money to:
                    M&I Marshall & Ilsley Bank
                    ABA Number 075000051
                    Credit to: Federated Shareholder
                   Services Company Deposit
                      Account Number 27480
                    Further credit to:
                      [Identify name of Fund]
                    Re: [Shareholder name and
                        account number]
                   - If a new Account, fax to
                   Marshall Funds Investor Services at 1-414-287-8511 and mail a completed account application to the Fund at the address
                     above under "Mail."





 SYSTEMATIC            You can have money automati-
 INVESTMENT            cally withdrawn from your
 PROGRAM               checking account on predeter-
                       mined dates and invest it in a
                       Fund at the next Fund share
                       price determined after MFIS
 receives the order. Investors purchasing shares through the Systematic
 Investment Program are not subject to the $1,000 minimum investment requirement. Call MFIS at 1-800-236-FUND (3863) to apply for this program.
 MARSHALL FUNDS You may purchase Fund shares ONLINE(SM) via the Internet through
 LOGO Marshall Funds Online(SM).
                      See page 18, "Purchasing, Re-
                      deeming, and Exchanging
 Fund Shares Through Marshall Funds Online(SM)."


ADDITIONAL INFORMATION ABOUT ORDERS BY:

 CHECK                If your check does not clear,
 LOGO                 your purchase will be can-
                      celed and you will be charged
                      a $15 fee. Purchase orders by
 check are considered received after your check is
 converted by MFIS into federal funds, which is
 generally the next business day after MFIS
 receives your check.
 WIRE                 Your bank may charge a fee
 LOGO                 for wiring funds. Wire orders
                      are accepted only on days
 when the Funds and the Federal Reserve wire system are open for business. If your purchase order for the MONEY MARKET FUND is received by 12:00 p.m.
 (Central Time) and your wire is received by M&I Bank by 3:00 p.m. (Central
 Time), you will begin receiving dividends on that day.

         -------------------------------------------------------------

 NET ASSET VALUE

Shares of a Fund are sold at their share price, which is the net asset value without any sales charge, next determined after your order is received. The net asset value is determined for the MONEY MARKET FUND at 12:00 p.m. (Central Time) and 3:00 p.m. (Central Time), and for all other Funds at or after the close of the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of a Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; and (iii) the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

It is the responsibility of MFIS, any authorized broker-dealer, financial institution or other service provider that has entered into an agreement with the Funds, its distributor, or administrative or shareholder services agent, to promptly submit purchase orders to the Funds. Orders placed through one of these entities are considered received when the Funds are notified of the purchase or redemption order.

Each Fund's share price fluctuates, except that the MONEY MARKET FUND attempts to maintain a stable $1 share price, although this cannot be guaranteed. The net asset value of many of the Funds are listed daily in your newspaper's mutual fund quotations section under the bold heading "MARSHALL FUNDS." A Fund's net asset value is determined by adding the market value of all portfolio securities and other assets, subtracting liabilities, and dividing by the number of outstanding shares. Like most other money market funds, the MONEY MARKET FUND uses the amortized cost method to value its portfolio securities in order to help maintain a stable $1 share price.



-------------------------------------------------------------
 HOW TO REDEEM FUND
 SHARES

You may redeem your Fund shares at their net asset value next determined after the Fund receives the redemption request. Redemptions will be made on days when the Fund computes its net asset value. See "Net Asset Value" above. Investors may be charged a fee if they redeem Fund shares through a broker-dealer, financial institution or other service provider (other than MFIS or the M&I Trust Companies). Consult your broker-dealer, financial institution or service provider for more information, including applicable fees. Telephone or written requests for redemptions must be received in proper form as described below and can be made through MFIS or any authorized broker-dealer, financial institution, or service provider to promptly submit redemption requests to the Funds. It is the responsibility of MFIS, and any authorized broker-dealer, financial institution, or service provider to promptly submit redemption requests to a Fund. Trust customers of M&I Trust Companies should contact their account officer in order to make redemption requests. Redemption requests for the Funds must be received by 12:00 p.m. (Central Time) for the MONEY MARKET FUND or 3:00 p.m. (Central Time) for all Funds in order for shares to be redeemed at that day's net asset value. Redemption proceeds will normally be mailed, or wired if by written request, the following business day, but in no event more than seven days, after the request is made. See "Wire/Electronic Transfer" below.


 PHONE                   If you have authorized the
 1-800-236-FUND          telephone redemption privi-
 (3863)                  lege in your account appli-
 (EXCEPT RETIREMENT      cation or by a subsequent
 ACCOUNTS)               authorization form, you may
 LOGO                    redeem shares by tele-
                         phone. If you are a cus-
                         tomer of an authorized
 broker-dealer, you must contact your account
 representative. See "Telephone Transactions" for
 more information.
 MAIL                 Send in your written request
 LOGO                 to the following address,
                      indicating your name, the
                      Fund
 name, your account number, and the number of shares or the dollar amount you want to redeem to:
      Marshall Funds Investor Services
      P.O. Box 1348
      Milwaukee, WI 53201-1348
 If you want to redeem shares held in certificate form, you must properly endorse the certificated shares and send them by registered or certified mail.
 Additional documentation may be required from corporations, executors, administrators, trustees, or guardians. For additional assistance, call
 1-800-236-FUND (3863). PERSON Bring in the written redemp- LOGO tion request with the
                      information described in
                      "Mail" above
 to any M&I Bank employing a representative of M&I
 Brokerage Services, Marshall Funds Investor
 Services, 1000 N. Water Street. (M-F 8-5 Central
 Time), or to any authorized broker-dealer.
 WIRE/ELECTRONIC         Upon written request, re-
 TRANSFER                demption proceeds can be
 LOGO                    directly deposited by Elec-
                         tronic Funds Transfer or
 wired directly to a domestic commercial bank previously designated by you in your account application or by subsequent form. Wire payments of redemption orders will only be accepted on days on which the Funds and the Federal Reserve wire system are open for business. Wire-transferred redemptions may be subject to an additional fee. Redemption requests for the MONEY MARKET FUND must be received by 12:00 p.m. (Central Time) if you want the proceeds to be wired the same day. SYSTEMATIC If you have a Fund account WITHDRAWAL balance of at least
 PROGRAM $10,000, you can have (EXISTING predetermined amounts of at ACCOUNTS
 ONLY) least $100 automatically
                         redeemed from your Fund
 account on predetermined dates on a monthly or
 quarterly basis. Contact MFIS to apply for this
 program.





 CHECKWRITING            You can redeem shares of
 (MONEY MARKET           the MONEY MARKET FUND by
 FUND ONLY)              writing a check in amounts
 LOGO                    of at least $250. You must
                         have completed the check-
 writing section of your account application and the attached signature card, or have completed a subsequent application form, which you can obtain from MFIS.
 The Fund will then provide you with the checks. Your check is treated as a redemption order for Fund shares equal to the amount of the check. A check for an amount in excess of your available Fund account balance will be returned marked "insufficient funds." See "Redemption Before Purchase Instruments Clear"
 below. Checks cannot be used to close your Fund account balance. MARSHALL FUNDS
 You may redeem Fund shares ONLINE(SM) via the Internet through LOGO Marshall
 Funds Online(SM).
                      See page 18, "Purchasing,
                      Redeeming, and Exchanging
 Fund Shares Through Marshall Funds Online(SM)."


         -------------------------------------------------------------

 ADDITIONAL CONDITIONS

SIGNATURE GUARANTEES. In the following instances, you must have a signature guarantee on written redemption requests:

  - when you are requesting a redemption of $50,000 or more;

  - when you want a redemption to be sent to an address other than the one you have on record with the Fund; or

  - when you want the redemption payable to someone other than the shareholder of record.

Notaries do not guarantee signatures. A notary public seal is not an acceptable replacement for a signature guarantee. Instead, the signatures must be guaranteed by:

  - a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation ("FDIC");

  - a member of the New York, American, Boston, Midwest, or Pacific Stock Exchange;

  - a savings bank or savings association whose deposits are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

  - any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Corporation and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Corporation may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Corporation and its transfer agent reserve the right to amend these standards at any time without notice.

REDEMPTION BEFORE PURCHASE INSTRUMENTS CLEAR. When you purchase Fund shares by check or through the Automated Clearing House system, the proceeds from the redemption of those shares (whether redeemed by mail, by telephone or by checkwriting) are not available, and the shares may not be exchanged, until MFIS is reasonably certain that the purchase check has cleared, which could take up to seven calendar days.

ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, a Fund may redeem shares in your account and pay you the proceeds if your account balance falls below the required minimum value of $1,000.

Before shares are redeemed to close an account, you will be notified in writing and allowed 30 days to purchase additional shares to meet the minimum account balance requirement.

         -------------------------------------------------------------
 EXCHANGE PRIVILEGE

You may exchange shares of a Fund for shares of any of the other Funds at net asset value without a sales charge, provided you meet the investment minimum of the Fund.

Upon receipt of proper instructions and all necessary supporting documents, the Fund shares you submit for exchange will be redeemed at the next-determined net asset value. Written exchange instructions may require a signature guarantee. See "Signature Guarantees" above. An exchange is treated as a sale for federal income tax purposes and, depending on the circumstances, you may realize a short or long-term capital gain or loss. The exchange privilege may be terminated at any time, and you will be notified of such termination. You may obtain further information on the exchange privilege by calling MFIS.




         -------------------------------------------------------------

 PURCHASING, REDEEMING,
 AND EXCHANGING
 FUND SHARES THROUGH
 MARSHALL FUNDS ONLINE (SM)

Shareholders who have previously established an account with the Funds may purchase or redeem shares, and the exchange privilege may be exercised, through the Marshall Funds Internet Site on the World Wide Web (http://www.marshallfunds.com) (the "Web Site"). You may also check your Fund account balance(s) and historical transactions through the Web Site. You cannot, however, establish a new Fund account through the Web Site--you may only establish a new Fund account under the methods described in this prospectus (see "How to Buy Fund Shares"). Trust customers of M&I Trust Companies should contact their account officer for information on the availability of transactions over the Internet.


Once you have established a new Fund account (see "How to Buy Fund Shares"), you should contact MFIS to initiate trading throughout the Web Site. MFIS will provide instructions on how to create and activate your Personal Identification Number ("PIN"). If you forget or lose your PIN number, contact MFIS.


CONDITIONS. Purchases, redemptions, and exchanges through the Web Site are subject to the following daily minimum and maximum transaction amounts:

                    MINIMUM              MAXIMUM
                ----------------    -----------------
Purchases       $50                 $100,000
Redemptions     By ACH: $50         By ACH: $50,000
                By wire: $1,000     By wire: $50,000
Exchanges       $50                 $100,000

Shares may be redeemed or exchanged based on either: (1) a dollar amount; or (2) number of shares. If you are redeeming or exchanging based upon number of Fund shares, you must redeem or exchange enough shares to meet the minimum dollar amounts described above, but not so much as to exceed the maximum dollar amounts.

Your orders for purchases, redemptions or exchanges through the Web Site are effective at the time they are received by the Fund, and are subject to all of the conditions and procedures described above under "How to Buy Fund Shares", "How to Redeem Fund Shares", "Net Asset Value", and "Certificates and Confirmations".

Shareholders may not change their address of record, registration, or wiring instructions through the Web Site. The Web Site privilege may be modified at any time, but you will be notified in writing of any termination of the privilege.

RISKS. Shareholders that utilize the Web Site for purchasing, redeeming, or exchanging shares, or reviewing account balances or historical transactions, should be aware that the Internet is an unsecured, unstable, unregulated, and unpredictable environment, and the ability of shareholders to use the Web Site for fund transactions is dependent upon the Internet and equipment, software, systems, data and services provided by various vendors and third parties (including telecommunications carriers, equipment manufacturers, firewall providers and encryption system providers). While the Corporation and its service providers have established certain security procedures, the Corporation, its distributor and transfer agent cannot assure you that inquiries or trading activity will be completely secure, or that your use of the Web Site will be free from delays, malfunction, or other inconveniences generally associated with this medium. Furthermore, there may be times when the Web Site is unavailable for fund transactions, which may be due to the Internet or the actions or omissions of any third party--should this happen, shareholders should consider purchasing, redeeming or exchanging shares by another method. The Corporation, its transfer agent, distributor and MFIS are not responsible for any such delays or malfunctions, and are not responsible for wrongful acts by third parties, as long as reasonable security procedures are followed.

-------------------------------------------------------------
 TELEPHONE
 TRANSACTIONS

If you have completed a telephone authorization section in your account application or have completed an authorization form obtained through MFIS, you may telephone instructions to MFIS to redeem Fund shares or to request a purchase of Fund shares by exchanging between Fund accounts that have identical shareholder registrations. Customers of other broker-dealers, financial institutions, or service providers should contact their account representative. Telephone exchange instructions must be received before 3:00 p.m. (Central Time) for shares to be exchanged the same day. However, you will not receive a dividend of the Fund into which you exchange on the date of the exchange. Telephone redemption requests are subject to the time requirements explained above in "How to Redeem Shares."

Shares held in certificate form cannot be exchanged or redeemed by telephone. Instead, you must forward the certificates to the transfer agent through MFIS for credit to your mutual fund account before they can be exchanged or redeemed.

Shareholders requesting a telephone exchange or redemption service authorize a Fund and its agents to act upon their telephonic instructions to exchange or credit to your mutual fund account before they can be exchanged or redeemed.

Shareholders requesting a telephone exchange or redemption service authorize a Fund and its agents to act upon their telephonic instructions to exchange or redeem shares from any account for which they have authorized such services.

Telephone instructions may be recorded. If reasonable procedures are not followed by the Funds, they may be liable for losses due to unauthorized or fraudulent telephone instructions.

The telephone privileges may be modified or terminated at any time. You will be notified of such modification or termination. During times of drastic economic or market changes, you may experience difficulty in making exchanges or redemptions by telephone through banks, brokers, and other financial institutions. In such cases, you should make the exchange or redemption request in writing and send it by overnight mail.



-------------------------------------------------------------
 MARSHALL FUNDS, INC.
 INFORMATION

         -------------------------------------------------------------

 ORGANIZATION AND HISTORY

The Corporation was incorporated under the laws of Wisconsin on July 31, 1992. The Corporation may offer separate series of shares representing interests in separate portfolios of securities, and the shares in any one portfolio may be offered in separate classes.

         -------------------------------------------------------------

 MANAGEMENT

BOARD OF DIRECTORS. The Directors are responsible for managing the business affairs of the Corporation and for exercising all of the powers of the Corporation except those reserved for the shareholders.

INVESTMENT ADVISER AND SUBADVISER. Pursuant to an investment advisory contract with the Corporation, M&I Investment Management Corp. serves as the investment adviser (the "Adviser") to each Fund, subject to direction by the Directors.

With respect to the INTERNATIONAL STOCK FUND, the Adviser has entered into a Subadvisory Contract with Templeton Investment Counsel, Inc. ("TICI" or "Subadviser"), which gives TICI complete discretion to purchase, manage and sell portfolio securities for the INTERNATIONAL STOCK FUND, subject to the Fund's investment objective, policies and limitations. Although the Corporation's Directors and officers, and the Adviser do not evaluate the investment merits of TICI's individual security selections, TICI's activities are subject to their oversight.

The Corporation, the Adviser, and the Funds' distributor have adopted strict codes of ethics governing the conduct of all employees who manage the Corporation and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Corporation's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Corporation; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Board of Directors, and could result in severe penalties.

ADVISORY FEES. The Adviser is entitled to receive an annual investment advisory fee equal to a percentage of each Fund's average daily net assets as follows:
0.50% of MONEY MARKET FUND; 0.60% of SHORT-TERM INCOME FUND, INTERMEDIATE BOND FUND and INTERMEDIATE TAX-FREE FUND; 0.75% of GOVERNMENT INCOME FUND, LARGE-CAP GROWTH & INCOME FUND, MID-CAP VALUE FUND, EQUITY INCOME FUND and MID-CAP GROWTH FUND; and 1.00% of INTERNATIONAL STOCK FUND and SMALL-CAP GROWTH FUND. Out of the fee paid by the INTERNATIONAL STOCK FUND to the Adviser, TICI is entitled to receive an annual fee equal to 0.50% of the INTERNATIONAL STOCK FUND'S daily net assets up to $70 million and 0.40% of such assets in excess thereof. The fees of 0.75% or more may be higher than the advisory fees paid by mutual funds in general but is comparable to the fee paid by many mutual funds with objectives and policies similar to the Funds. The investment advisory contract allows the voluntary waiver in whole or in part of the investment advisory fees or the reimbursement of expenses by the Adviser from time to time. The Adviser can terminate any voluntary waiver of its fees or reimbursement of expenses at any time in its sole discretion.

Investment decisions for the Funds will be made independently from those of any fiduciary or other accounts that may be managed by the Adviser, Subadviser or their affiliates. If, however, such accounts, a Fund, or the Adviser or Subadviser for its own account, are simultaneously engaged in transactions involving the same securities, the transactions may be combined and allocated to each account. Although this system may adversely affect the price the Funds pay or receive, or the size of the position they obtain, it may also enable the Funds to benefit from lower transaction costs.


ADVISER'S BACKGROUND. M&I Investment Management Corp. is a registered investment adviser and a wholly owned subsidiary of Marshall & Ilsley Corp., a registered bank holding company headquartered in Milwaukee, Wisconsin. As of October 1, 1997, M&I Investment Management Corp. had approximately $8.4 billion in assets under management and has managed investments for individuals and institutions since its inception in 1973. The Adviser has managed the Corporation's portfolios since 1992, and managed the Newton Funds (predecessors to certain of these portfolios) since 1985. As part of its regular banking operations, affiliates of the Adviser may make loans to public companies. Thus, it may be possible, from time to time, for the Funds to hold or acquire securities of issuers which are also lending clients of the Adviser's affiliates. The lending relationship will not be a factor in the selection of securities.



SUBADVISER'S BACKGROUND. TICI is a registered investment adviser and a professional investment counseling firm which has been handling investment services since 1979. As of October 1, 1997, TICI had discretionary investment of approximately $24.1 billion in assets. TICI is indirectly owned by Franklin Resources, Inc., which engages in various aspects of the financial services industry through its subsidiaries.




TICI and its affiliates serve as advisers for a wide variety of mutual funds and private clients in many nations. TICI, its affiliates and their predecessors have been investing globally over the past 53 years and provide investment management and advisory services to a worldwide client base, including mutual fund shareholders, foundations and endowments, employee benefit plans and individuals. TICI and its affiliates have approximately 4,100 employees in 18 different countries and a global network of over 50 investment research sources. TICI is supported by the Templeton organization's large staff of research analysts, traders and other investment specialists and support staff based in Fort Lauderdale, Nassau, New York, Edinburgh, Toronto, Hong Kong, Melbourne, Milan, Paris, Frankfurt, and Luxembourg. Templeton's research analysts use a disciplined, long-term approach to value-oriented global and international investing. Securities are selected for the INTERNATIONAL STOCK FUND'S portfolio from a list of eligible securities maintained and constantly updated by Templeton's analysts on the basis of fundamental analysis, which utilizes a global database of information on issuers. TICI believes that the Templeton organization's team approach benefits INTERNATIONAL STOCK FUND investors by bringing together many disciplines and leveraging the organization's extensive resources.

PORTFOLIO MANAGEMENT TEAM. The EQUITY INCOME FUND is managed by Bruce P. Hutson, who has been a Vice President of M&I Investment Management Corp. since 1973 and has been a member of the Equity Policy Group since January 1990. Mr. Hutson holds a B.B.A. degree from the University of Wisconsin-Whitewater.

The LARGE-CAP GROWTH & INCOME FUND is managed by William J. O'Connor. Mr. O'Connor has been a Vice President of M&I Investment Management Corp. since February 1995 when he rejoined the firm after serving as Vice President and Director of Equity Research for Arnold Investment Counsel. Prior to joining Arnold, he had been a Vice President, portfolio manager, and research analyst with M&I Investment Management Corp. from 1979 to 1991. Mr. O'Connor is a Chartered Financial Analyst and holds a bachelor's degree in commerce from Santa Clara University and an M.B.A. in finance from the University of Wisconsin-Madison.

The MID-CAP VALUE FUND is co-managed by Matthew B. Fahey and John C. Potter. Mr. Fahey has been a Vice President of M&I Investment Management Corp. since 1988. He earned a B.A. degree in Business Administration from the University of Wisconsin-Milwaukee and holds an M.B.A. degree from Marquette University. Mr. Potter is an Investment Officer of M&I Investment Management Corp. Since 1994, Mr. Potter has been Senior Securities Analyst for the EQUITY INCOME FUND. He joined M&I Corp. in 1991 as a Corporate Auditor/Consultant. Mr. Potter is a Chartered Financial Analyst and holds a B.B.A. degree in Investment, Banking and Finance from the University of Wisconsin-Madison.

The MID-CAP GROWTH FUND is managed by Steve D. Hayward. Prior to joining M&I Investment Management Corp. as a Vice President in December 1993, Mr. Hayward served as Senior Portfolio Manager of AMOCO Corporation. Mr. Hayward, who is a Chartered Financial Analyst, received a B.A. in Economics from North Park College, and an M.B.A. in Finance from Loyola University.


The INTERNATIONAL STOCK FUND is managed by Gary R. Clemons, Senior Vice President, Portfolio Management/Research, TICI. Mr. Clemons joined the Templeton organization in 1993 as a Portfolio Manager/ Research Analyst with responsibility for the telecommunications industries, as well as country coverage of Columbia, Peru, Sweden and Norway. Prior to joining TICI, Mr. Clemons worked as a Portfolio Manager/Research Analyst for Structured Asset Management in New York, a subsidiary of Templeton Global Investors, Inc. His duties included management of a small capitalization fund. Upon relocating to Templeton's Fort Lauderdale office, Mr. Clemons also managed global and international portfolios for Templeton Portfolio Advisory, Templeton's division serving the wrap-fee market. Mr. Clemons holds a master of business administration degree with emphasis in finance/investment/banking from the University of Wisconsin-Madison and a bachelor of science degree from the University of Nevada-Reno.


The SMALL-CAP GROWTH FUND is co-managed by Steve D. Hayward and David Lettenberger. Prior to joining M&I Investment Management Corp. as Vice President in December 1993, Mr. Hayward served as Senior Portfolio Manager of AMOCO Corporation and managed two aggressive growth-oriented mutual funds for American Asset Capital Management. Mr. Hayward, who is a Chartered Financial Analyst, received a B.A. in Economics from North Park College, and an M.B.A. in Finance from Loyola University. Prior to joining M&I Investment Management Corp. in October 1993, Mr. Lettenberger was employed by M&I Marshall & Ilsley Bank. He has been an analyst for the MARSHALL MID-CAP GROWTH FUND since the Fund's inception during 1993. Mr. Lettenberger holds a B.B.A. degree in Finance and Economics from Marquette University and has completed the Chartered Financial Analyst program.


The SHORT-TERM INCOME FUND and INTERMEDIATE BOND FUND, are managed by Mark Pittman. Mr. Pittman is a Vice President of M&I Investment Management Corp., which he joined in June 1994. Prior to that time, he spent five years with Valley Trust Company managing fixed income portfolios and common trust funds. In addition, he was a member of the Valley Trust Company Investment Committee and Asset Allocation Committee. Mr. Pittman is a Chartered Financial Analyst and holds M.B.A. and B.B.A. degrees in Finance from the University of Wisconsin-Madison.

The GOVERNMENT INCOME FUND is managed by Lawrence J. Pavelec. Mr. Pavelec is a Vice President and the Director of Fixed Income for M&I Investment Management Corp. Mr. Pavelec joined Marshall & Ilsley Bank in 1982 and M&I Investment Management Corp. in September 1985. Since 1988, he has been managing total return fixed income portfolios. He has been a member of M&I Investment Management Corp.'s Fixed Income Policy Group since 1985 and became Chairman in August 1993. He has managed the GOVERNMENT INCOME FUND since August 1993. Mr. Pavelec is a Chartered Financial Analyst and holds a B.S. degree from the University of Wisconsin-LaCrosse.

The INTERMEDIATE TAX-FREE FUND is managed by John D. Boritzke, who is a Vice President of M&I Investment Management Corp. responsible for tax-exempt fixed income portfolio management. He joined M&I Investment Management Corp. in November 1983. Since 1985, he has been managing tax-exempt fixed income portfolios. In addition, he has managed the M&I Municipal Bond Fund since 1985 and continues to manage the M&I Arizona Municipal Bond Fund, which he has managed since its inception in 1989. Both of these funds are common trust funds of Marshall & Ilsley Trust Company. Mr. Boritzke has been a member of M&I Investment Management Corp.'s Fixed Income Policy Group since 1985. He is a Chartered Financial Analyst and holds M.B.A. and B.S. degrees from Marquette University.

The MONEY MARKET FUND is managed by Richard M. Rokus, who is a Vice President of M&I Investment Management Corp. Mr. Rokus has managed the MONEY MARKET FUND since January 1, 1994, and has been employed by M&I Investment Management Corp. since January 1993. Mr. Rokus is a Chartered Financial Analyst and holds a B.B.A. in Finance from the University of Wisconsin-Whitewater.

         -------------------------------------------------------------

 DISTRIBUTION OF FUND SHARES

Federated Securities Corp., a subsidiary of Federated Investors, is the principal distributor for shares of the Funds and a number of other investment companies. The distributor may offer certain items of nominal value from time to time to any shareholder or investor in connection with the sale of Fund shares.


ADMINISTRATIVE ARRANGEMENTS. The distributor may select brokers, dealers and administrators (including depository or other institutions such as commercial banks and savings associations) to provide distribution and/or administrative services for which they will receive fees from the distributor based upon shares owned by their clients or customers. These administrative services include distributing prospectuses and other information, providing account assistance, and communicating or facilitating purchases and redemptions of the Funds' shares. The fees are calculated as a percentage of the average aggregate net asset value of shareholder accounts held during the period for which the brokers, dealers, and administrators provide services. Any fees paid for these services by the distributor will be reimbursed by the Adviser and not the Funds.



DISTRIBUTION PLAN. Under a Rule 12b-1 Plan (the "Plan"), the MONEY MARKET FUND will pay to the distributor on behalf of CLASS B SHARES an amount computed at an annual rate of 0.30% of the average daily net asset value of CLASS B SHARES, and INTERNATIONAL STOCK FUND and SMALL-CAP GROWTH FUND may pay the distributor an amount computed at an annual rate of 0.25% of the INTERNATIONAL STOCK FUND'S and SMALL-CAP GROWTH FUND'S average daily net assets, in each case to finance any activity which is principally intended to result in the sale of the shares subject to the Plan ("Plan Shares"). The INTERNATIONAL STOCK FUND and SMALL-CAP GROWTH FUND have no present intention of paying or accruing 12b-1 fees during the fiscal year ending August 31, 1998. The distributor may, from time to time and for such periods as it deems appropriate, voluntarily reduce its compensation under the Plan.

The distributor may select certain entities to provide sales and/or administrative services as agents for holders of Plan Shares. Administrative services may include, but are not limited to, the following functions: providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding Plan Shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as these Funds reasonably request. Such entities will receive fees from the distributor based upon Plan Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the distributor.

The Funds' Plan is a compensation type plan. As such, the Funds make no payments to the distributor except as described above. Therefore, the Funds do not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Funds, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by the Funds under the Plan.

The Glass-Steagall Act prohibits a depository institution (such as a commercial bank or a savings association) from being an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the administrative capacities described above or should Congress relax current restrictions on depository institutions, the Directors will consider appropriate changes in the services.

OTHER PAYMENTS TO FINANCIAL INSTITUTIONS. The distributor, the Adviser or their affiliates, at their own expense and out of their own assets, may also provide other compensation to institutions in connection with sales of Fund shares or as financial assistance for providing substantial marketing, sales and operational support. The support may include initiating customer accounts, providing sales literature, or participating in sales, educational and training seminars (including those held at recreational facilities). Such assistance will be predicated upon the amount of shares of the Fund or the Corporation the institution sells or may sell and/or upon the type and nature of sales, operational or marketing support furnished by the institution. Any payments made by the distributor may be reimbursed by the Adviser or its affiliates.

From time to time M&I Trust Company may pay amounts, from its own funds, to individual or corporate affiliates of M&I Corp., or others for their services relating to investments made in the Funds. These amounts may include payments to M&I Brokerage Services, which vary based upon the amount invested and the type of Fund purchased.



         -------------------------------------------------------------
 ADMINISTRATION OF THE
 FUNDS

ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides the Funds with certain administrative personnel and services necessary to operate the Funds. Such services include certain shareholder servicing, legal and accounting services. Federated Administrative Services provides these services to the Funds (except SMALL-CAP GROWTH FUND) at an annual rate as specified below:

      MAXIMUM              AVERAGE AGGREGATE DAILY NET
ADMINISTRATIVE FEE          ASSETS OF THE CORPORATION
-------------------   -------------------------------------
       .150%                on the first $250 million
       .125%                on the next $250 million
       .100%                on the next $250 million
       .075%           on assets in excess of $750 million

Federated Administrative Services provides these services for an annual fee equal to 0.12% of the SMALL-CAP GROWTH FUND'S average daily net assets.

The administrative fee received during any fiscal year shall be at least $50,000 per Fund. Federated Administrative Services may choose voluntarily to reimburse a portion of its fee at any time.

SHAREHOLDER SERVICING ARRANGEMENTS. Federated Shareholder Services Company ("FSSC"), a subsidiary of Federated Investors, has been appointed shareholder servicing agent for all of the MARSHALL FUNDS (except for the MONEY MARKET
FUND). As such, FSSC provides shareholder services which include, but are not limited to, distributing prospectuses and other information, providing shareholder assistance, and communicating or facilitating purchases and redemptions of shares. The Funds may pay FSSC a fee equal to approximately 0.25% of the average daily net asset value of Fund shares for which FSSC provides shareholder services. FSSC may hire third parties, including Marshall Funds Investor Services, Milwaukee, Wisconsin, a division of M&I Trust Company ("MFIS"), to provide shareholder services to the Funds.

MFIS is the shareholder servicing agent for the MONEY MARKET FUND. As such, MFIS provides shareholder services which include, but are not limited to, distributing prospectuses and other information, providing shareholder assistance, and communicating or facilitating purchases and redemption of shares. The MONEY MARKET FUND may pay MFIS a fee equal to approximately 0.02% of the average daily net asset value of the Fund shares for which MFIS provides shareholder services. MFIS may voluntarily choose to waive all or a portion of its fee at any time.

         -------------------------------------------------------------

 BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser and TICI look for prompt execution of the order at a favorable price. In working with dealers, the Adviser and TICI will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere.

In selecting among firms believed to meet these criteria, the Adviser and TICI may give consideration to those firms which have sold or are selling shares of the Funds and other funds distributed by Federated Securities Corp. or Franklin/Templeton Distributors, Inc. The Adviser and TICI make decisions on portfolio transactions and select brokers and dealers subject to review by the Directors.

         -------------------------------------------------------------

 EXPENSES OF THE FUNDS

Each Fund pays all of its own expenses and its allocable share of the Corporation's expenses. These expenses include, but are not limited to, the cost of: organizing the Corporation and continuing its existence; Directors' fees; investment advisory and administrative services; printing prospectuses and other Fund documents for shareholders; registering the Corporation, the Funds, and shares of each Fund with federal and state securities authorities; taxes and commissions; issuing, purchasing, repurchasing, and redeeming shares; fees for custodians, transfer agents, dividend disbursing agents, shareholder servicing agents, and registrars; printing, mailing, auditing, and certain accounting and legal expenses; reports to shareholders; meetings of Directors and shareholders and proxy solicitations therefor; insurance premiums; association membership dues; and such non-recurring and extraordinary items as may arise. However, the Adviser may voluntarily reimburse some expenses and, in addition, has undertaken to reimburse each Fund up to the amount of its advisory fee, the amount by which operating expenses exceed limitations imposed by certain states.


-------------------------------------------------------------
 SHAREHOLDER
 INFORMATION


         -------------------------------------------------------------

          ------------------------------------------------------------
 CONFIRMATIONS AND ACCOUNT STATEMENTS


Shareholders will receive detailed confirmations of transactions (except for systematic program transactions). In addition, shareholders will receive periodic statements reporting all account activity, including dividends paid. The Funds will not issue share certificates.


The MONEY MARKET FUND sends you monthly confirmations to report all transactions such as purchases, redemptions, and dividends paid during the month. The other Funds send you a detailed confirmation of each purchase or redemption or dividend payment. At a minimum, you will receive a monthly statement. You may request photocopies of confirmations for transactions affecting your account in prior years at a fee of $5 per year per Fund to cover the cost of obtaining this information.

         -------------------------------------------------------------
          ------------------------------------------------------------
 DIVIDENDS AND CAPITAL GAINS

Dividends of the MONEY MARKET FUND, INCOME FUNDS and INTERMEDIATE TAX-FREE FUND are declared daily and paid monthly. Dividends of the EQUITY FUNDS are declared and paid quarterly, except for the INTERNATIONAL STOCK FUND, which declares and pays dividends annually. Only shareholders invested in the particular Fund on the record date of the dividend declaration are paid that dividend. Capital gains, when realized by a Fund, will be distributed at least once every 12 months. Unless you request cash payments by writing to your Fund, your dividends and capital gains are automatically reinvested in additional shares of the respective Fund on payment dates at the ex-dividend date net asset value.

         -------------------------------------------------------------

 COMMON STOCK AND VOTING RIGHTS

The Directors have authorized the issuance of shares of Common Stock representing ownership interests in each of the Funds. Shareholders are entitled to one vote for each full share of Common Stock and proportionate fractional votes for fractional shares. All shares of each Fund or class in the Corporation have equal voting rights and will generally vote in the aggregate and not by Fund or class, unless required by law. For example, only shares of a particular Fund or class are entitled to vote on matters affecting that Fund or class. Voting rights are not cumulative; consequently, the holders of more than 50% of the Corporation's shares of Common Stock can elect the entire Board of Directors.

The Corporation does not intend to hold annual meetings of shareholders, unless required by the Investment Company Act of 1940 or applicable law. Directors may be removed by the Directors or by the shareholders at a special meeting, which may be called by the Directors upon written request of shareholders owning at least 10% of the Corporation's outstanding voting shares.


As of October 6, 1997, Mitra & Co., Marshall & Ilsley Trust Operations, Milwaukee, Wisconsin, acting in various capacities for numerous accounts, was the owner of record of more than 25% of the outstanding shares of the designated
Fund: 8,973,659 shares (42.24%) of EQUITY INCOME FUND; 5,125,882 shares (46.6%)
of MID-CAP VALUE FUND; 11,342,929 shares (58.28%) of LARGE-CAP GROWTH & INCOME FUND; 6,611,247 shares (49.55%) of MID-CAP GROWTH FUND; 8,098,139 shares (46.68%) of INTERNATIONAL STOCK FUND; 2,286,280 shares (47.15%) of SMALL-CAP GROWTH FUND; 6,765,033 shares (43.78%) of SHORT-TERM INCOME FUND; 20,857,515 shares (49.98%) of INTERMEDIATE BOND FUND; 9,761,525 shares (44.91%) of GOVERNMENT INCOME FUND; and therefore, may for certain purposes, be deemed to control these Funds and be able to affect the outcome of certain matters presented for a vote of shareholders. As of October 6, 1997, Maril & Co., Marshall & Ilsley Trust Operations, Milwaukee, Wisconsin, acting in various capacities for numerous accounts, was the owner of record of more than 25% of the outstanding shares of the designated Fund: 10,819,670 shares (50.94%) of EQUITY INCOME FUND; 4,610,972 shares (41.92%) of MID-CAP VALUE FUND; 5,726,739 shares (42.92%) of MID-CAP GROWTH FUND; 7,966,140 shares (45.92%) of INTERNATIONAL STOCK FUND; 1,621,934 shares (33.45%) of SMALL-CAP GROWTH FUND; 7,577,195 shares (49.04%) of SHORT-TERM INCOME FUND; 9,346,161 shares (43.00%)
of GOVERNMENT INCOME FUND; 7,923,959 shares (87.42%) of INTERMEDIATE TAX-FREE FUND; and therefore, may for certain purposes, be deemed to control these Funds and be able to affect the outcome of certain matters presented for a vote of shareholders. As of October 6, 1997, Maril & Co., Milwaukee, Wisconsin, acting in various capacities for numerous accounts, was the owner of record of 866,842,703 shares (67.75%) of MONEY MARKET FUND-CLASS A SHARES; and therefore, may for certain purposes, be deemed to control this Fund and be able to affect the outcome of certain matters presented for a vote of shareholders. As of October 6, 1997, Vallee, Marshall & Ilsley Trust Operations, Milwaukee, Wisconsin, acting in various capacities for numerous accounts, was the owner of record of 18,977,996 shares (45.02%) of INTERMEDIATE BOND FUND.




         -------------------------------------------------------------
 PERFORMANCE
 INFORMATION

From time to time, all of the Funds may advertise total return and yield, the MONEY MARKET FUND may advertise its effective yield, and the INTERMEDIATE TAX-FREE FUND may advertise its tax-equivalent yield.

Total return represents the change, over a specified period of time, in the value of an investment in a Fund after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield for the MONEY MARKET FUND represents the annualized rate of income earned on an investment in its shares over a seven-day period. It is the annualized dividends earned during the period on the investment, shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but, when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The CLASS A SHARES and CLASS B SHARES of the MONEY MARKET FUND will each have their own yields. Because CLASS A SHARES are not subject to 12b-1 fees, their yields will be higher than yields of CLASS B SHARES.


The yields for the other Funds are calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by a Fund over a thirty-day period by the offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. The tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the INTERMEDIATE TAX-FREE FUND would have had to earn to equal its actual yield, assuming a specific tax rate. The yield and the tax-equivalent yield do not necessarily reflect income actually earned by a Fund and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

From time to time, the advertisements for the Funds may refer to ratings, rankings, and other information in certain financial publications and/or compare their performance to certain indices.

SMALL-CAP GROWTH FUND. The SMALL-CAP GROWTH FUND is the successor to the portfolio of a collective trust fund managed by the Adviser. At the Fund's commencement to operations, the assets from the collective trust fund were transferred to the Fund in exchange for Fund shares. The Adviser has represented that the Fund's investment objective, policies and limitations are in all material respects identical to those of the collective trust fund.


The SMALL-CAP GROWTH FUND'S total returns for the one-year period from October 1, 1996 to September 30, 1997, and for the period from November 1, 1995 (date of commencement of operations of the collective trust fund) to September 30, 1997, were 21.11% and 51.66%, respectively. The quoted performance data includes the performance of the collective trust fund for periods before the SMALL-CAP GROWTH FUND'S registration statement became effective on August 30, 1996, as adjusted to reflect the SMALL-CAP GROWTH FUND'S anticipated expenses as set forth in the "Expenses of the Funds" section of the prospectus. The collective trust fund was not registered under the Investment Company Act of 1940 ("1940 Act") and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the collective trust fund had been registered under the 1940 Act, the performance may have been adversely affected.

         -------------------------------------------------------------
 PORTFOLIO INVESTMENTS
 AND STRATEGIES

ASSET-BACKED SECURITIES. The EQUITY FUNDS and the INCOME FUNDS may invest in Asset-Backed Securities rated, at the time of purchase, in the top four rating categories by an NRSRO (BBB or better by S&P or Fitch, or Baa or better by Moody's) or, if unrated, of comparable quality as determined by the Fund's Adviser or Subadviser. The MONEY MARKET FUND may invest in short-term tranches of Asset Backed-Securities that meet the rating and maturity requirements of Rule 2a-7. However, only the INCOME FUNDS expect that they might exceed 5% of their respective net assets in these securities. Asset-Backed Securities have structural characteristics similar to Mortgage-Backed Securities but have underlying assets that generally are not mortgage loans or interests in mortgage loans. The Funds may invest in Asset-Backed Securities including, but not limited to, interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables, equipment leases, manufactured housing (mobile home) leases, or home equity loans. These securities may be in the form of pass-through instruments or asset-backed bonds. The securities are issued by non-governmental entities and carry no direct or indirect government guarantee.

BANK INSTRUMENTS. The Funds may invest in domestic Bank Instruments, which are instruments (including time and savings deposits, bankers' acceptances and certificates of deposit) of banks and savings and loans that have capital, surplus and undivided profits of over $100 million or for which the principal amount of the instrument is insured by the Bank Insurance Fund or the Savings Association Insurance Fund, which are administered by the Federal Deposit Insur-


ance Corporation. The INTERNATIONAL STOCK FUND, THE MONEY MARKET FUND, and to a limited extent (up to 5% of total assets) the other EQUITY FUNDS may purchase foreign Bank Instruments, which include Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs") and Eurodollar Time Deposits ("ETDs"). ECDs are U.S. dollar-denominated certificates of deposit issued by foreign branches of U.S. banks or foreign banks. Yankee CDs are U.S. dollar denominated certificates of deposit issued in the U.S. by branches and agencies of foreign banks. ETDs are U.S. dollar-denominated deposits in foreign branches of U.S. banks or foreign banks. The INCOME FUNDS and the INTERMEDIATE TAX-FREE FUND reserve the right to invest in foreign Bank Instruments, although they do not presently intend to so invest. The Funds will treat securities credit-enhanced with a bank's irrevocable letter of credit or unconditional guaranty as Bank Instruments.

BORROWING. While each of the Funds is permitted as a fundamental investment policy to borrow money from banks or through reverse repurchase agreements (arrangements in which a Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) in amounts of up to one-third of its total assets ("net" assets for the MONEY MARKET FUND, SHORT-TERM INCOME FUND AND INTERMEDIATE BOND FUND), and pledge some assets as collateral, only the INTERNATIONAL STOCK FUND expects that it might exceed 5%. This is because the INTERNATIONAL STOCK FUND, unlike the other Funds, may borrow money to purchase some of its portfolio securities, i.e., it may use "leverage." Leveraging tends to exaggerate the effect on the Fund's net asset value of changes in the value of its portfolio securities. Also, the Fund must pay interest on borrowed money and may incur other costs, and these expenses could exceed the income received or capital appreciation realized by the Fund from the securities it purchases with borrowed money.

CONVERTIBLE SECURITIES. The EQUITY FUNDS may invest in convertible securities which are rated, at the time of purchase, investment grade by an NRSRO (such as BBB or better by S&P or Fitch, or Baa or better by Moody's), or, if unrated, are of comparable quality as determined by the Fund's Adviser or Subadviser. Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible bonds, convertible preferred stock or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for different investment objectives. In selecting a convertible security, the Fund's Adviser or Subadviser evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying security for capital appreciation.

Convertible bonds and convertible preferred stocks generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. Convertible securities are senior to equity securities, and therefore have a claim to assets of the corporation prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar nonconvertible securities of the same company. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than nonconvertible securities of similar quality. A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stocks when, in the opinion of the Fund's Adviser or Subadviser, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. Otherwise, the Fund will hold or trade the convertible securities.

CREDIT ENHANCEMENT. Certain of a Fund's acceptable investments may have been credit-enhanced by a guaranty, letter of credit, or insurance. The Fund's evaluation of an acceptable investment may include the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"). However, credit-enhanced securities will not be treated as having been issued by the credit enhancer for diversification purposes, unless the Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit-enhanced by the credit enhancer, in which case the securities will be treated as having been issued both by the issuer and the credit enhancer. The bankruptcy, receivership or default of the credit enhancer will adversely affect the quality and marketability of the underlying security.

DEMAND FEATURES. Each of the Funds may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days following a demand by the Funds). The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. A Fund uses these arrangements to provide it with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

DEMAND MASTER NOTES. The SHORT-TERM INCOME FUND, INTERMEDIATE BOND FUND and MONEY MARKET FUND may invest in variable amount demand master notes. Demand master notes are short-term borrowing arrangements between a corporation or government agency and an institutional lender (such as the Funds) payable upon demand by either party. The notice period for demand typically ranges from one to seven days, and the party may demand full or partial payment. Many master notes give the Funds the option of increasing or decreasing the principal amount of the master note on a daily or weekly basis within certain limits. Demand master notes usually provide for floating or variable rates of interest.


DEPOSITARY RECEIPTS. The INTERNATIONAL STOCK FUND may invest without limit in foreign issuers by purchasing sponsored or unsponsored ADRs, GDRs and EDRs (collective, "Depositary Receipts"). The other EQUITY FUNDS may invest up to 20% of their respective net assets in ADRs and may not purchase GDRs or EDRs. ADRs are depositary receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Ownership of unsponsored Depositary Receipts may not entitle a Fund to financial or other reports from the issuer of the underlying security, to which it would be entitled as the owner of sponsored Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities.

FIXED RATE DEBT OBLIGATIONS. The Funds may invest in fixed rate securities, including fixed rate securities with short-term characteristics. Fixed rate securities with short-term characteristics are long-term debt obligations but are treated in the market as having short maturities because call features of the securities may make them callable within a short period of time. A fixed rate security with short-term characteristics would include a fixed income security priced close to call or redemption price or fixed income security approaching maturity, where the expectation of call or redemption is high.

Fixed rate securities exhibit more price volatility during times of rising or falling interest rates than securities with floating rates of interest. This is because floating rate securities, as described below, behave like short-term instruments in that the rate of interest they pay is subject to periodic adjustments based on a designated interest rate index. Fixed rate securities pay a fixed rate of interest and are more sensitive to fluctuating interest rates. In periods of rising interest rates the value of a fixed rate security is likely to fall. Fixed rate securities with short-term characteristics are not subject to the same price volatility as fixed rate securities without such characteristics. Therefore, they behave more like floating rate securities with respect to price volatility.

FLOATING RATE DEBT OBLIGATIONS. The Funds may invest in floating rate debt obligations, including increasing rate securities. Floating rate securities are generally offered at an initial interest rate which is at or above prevailing market rates. The interest rate paid on these securities is then reset periodically (commonly every 90 days to an increment over some predetermined interest rate index). Commonly utilized indices include the three-month Treasury bill rate, the 180-day Treasury bill rate, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a bank, the commercial paper rates, or the longer-term rates on U.S. Treasury securities. Increasing rate securities' rates are reset periodically at different levels on a predetermined scale. These levels of interest are ordinarily set at progressively higher increments over time. Some increasing rate securities may, by agreement, revert to a fixed rate status. These securities may also contain features which allow the issuer the option to convert the increasing rate of interest to a fixed rate under such terms, conditions, and limitations as are described in each issuer's prospectus.

FOREIGN CURRENCY TRANSACTIONS. The INTERNATIONAL STOCK FUND may enter into foreign currency transactions to obtain the necessary currencies to settle securities transactions. Currency transactions may be conducted either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts.



The INTERNATIONAL STOCK FUND may also enter into foreign currency transactions to protect its assets against adverse changes in foreign currency exchange rates or exchange control regulations. Such changes could unfavorably affect the value of Fund assets which are denominated in foreign currencies, such as foreign securities or funds deposited in foreign banks, as measured in U.S. dollars. Although foreign currency exchanges may be used by the Fund to protect against a decline in the value of one or more currencies, such efforts may also limit any potential gain that might result from a relative increase in the value of such currencies and might, in certain cases, result in losses to the Fund. Further, the Fund may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations. Cross-hedging transactions by the Fund involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability that is the subject of the hedge.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS AND OPTIONS ON FOREIGN CURRENCIES. The INTERNATIONAL STOCK FUND may enter into a forward foreign currency exchange contract ("forward contract"), which is an obligation to purchase or sell an amount of a particular currency at a specific price and on a future date agreed upon by the parties.

Generally, no commission charges or deposits are involved. At the time the INTERNATIONAL STOCK FUND enters into a forward contract, Fund assets with a value equal to the Fund's obligation under the forward contract are segregated on the Fund's records and are maintained until the contract has been settled. The Fund generally will not enter into a forward contract with a term of more than one year. The Fund will generally enter into a forward contract to provide the proper currency to settle a securities transaction at the time the transaction occurs ("trade date"). The period between trade date and settlement date will vary between twenty-four hours and thirty days, depending upon local custom.

The INTERNATIONAL STOCK FUND may also protect against the decline of a particular foreign currency by entering into a forward contract to sell an amount of that currency approximating the value of all or a portion of the Fund's assets denominated in that currency ("hedging"). The success of this type of short-term hedging strategy is highly uncertain due to the difficulties of predicting short-term currency market movements and of precisely matching forward contract amounts and the constantly changing value of the securities involved. Although the Fund's Subadviser will consider the likelihood of changes in currency values when making investment decisions, the Subadviser believes that it is important to be able to enter into forward contracts when it believes the interests of the Fund will be served. The Fund will not enter into forward contracts for hedging purposes in a particular currency in an amount in excess of the Fund's assets denominated in that currency.

The INTERNATIONAL STOCK FUND may purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign currency-denominated portfolio securities and against increases in the U.S. dollar cost of such securities to be acquired. As in the case of other kinds of options, however, the writing of an option on a foreign currency constitutes only a partial hedge, up to the amount of the premium received, and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to the Fund's position, it may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies to be written or purchased by the Fund are traded on U.S. and foreign exchanges or over-the-counter.

FORWARD COMMITMENTS, WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Funds may enter into forward commitments and purchase portfolio securities on a when-issued and delayed delivery basis. These transactions are arrangements in which a Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause a Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, a Fund may pay more or less than the market value of the securities on the settlement date.

The Funds may dispose of a commitment prior to settlement if the Adviser or Subadviser deems it appropriate to do so. In addition, a Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.


ILLIQUID AND RESTRICTED SECURITIES. Each of the Funds may invest in restricted securities. Restricted securities are any securities in which a Fund may otherwise invest pursuant to its investment objective and policies, but which are subject to restriction on resale under federal securities laws. Illiquid securities are any securities a Fund owns which it may not be able to sell quickly (within seven days) at a fair price.




To the extent restricted securities are not determined to be liquid by the Directors, a Fund will limit its purchases, together with other securities considered to be illiquid, to 15% (10% with respect to the MONEY MARKET FUND) of its net assets.

LENDING PORTFOLIO SECURITIES. In order to generate additional income, each of the Funds is permitted as a fundamental investment policy to lend portfolio securities on a short-term or long-term basis, or both, up to one-third of the value of its respective total assets to broker/dealers, banks, or other institutional borrowers of securities. The Funds will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Adviser or Subadviser has determined are creditworthy under guidelines established by the Directors and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned. Collateral received in the form of cash may be invested in highly liquid investments, including repurchase agreements and other money market instruments. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

MORTGAGE-BACKED SECURITIES. All of the Funds except for the MONEY MARKET FUND may invest in Mortgage-Backed Securities rated, at the time of purchase, in the top four rating categories by an NRSRO (BBB or better by S&P or Fitch, or Baa or better by Moody's), or, if unrated, of comparable quality as determined by the Fund's Adviser or Subadviser. Mortgage-Backed Securities are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. All of the Funds except for the MONEY MARKET FUND may invest in Mortgage-Backed Securities that are issued or guaranteed by the U.S. government or one of its agencies or instrumentalities, such as Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae") and Federal Home Loan National Mortgage Corporation ("Freddie Mac"). Additionally, the INCOME FUNDS may invest in Mortgage-Backed Securities (i) issued by private issuers that represent an interest in or are collateralized by mortgage-backed securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities or
(ii) issued by private issuers that represent an interest in or are collateralized by whole loans or mortgage-backed securities without a government guarantee.

ADJUSTABLE RATE MORTGAGE SECURITIES. Adjustable rate mortgage securities ("ARMS") are pass-through mortgage securities with adjustable rather than fixed interest rates. The ARMS in which the Funds invest are issued by Ginnie Mae, Fannie Mae, and Freddie Mac and are actively traded. The underlying mortgages which collateralize ARMS issued by Ginnie Mae are fully guaranteed by the Federal Housing Administration ("FHA") or Veterans Administration ("VA"), while those collateralizing ARMS issued by Fannie Mae or Freddie Mac are typically conventional residential mortgages conforming to strict underwriting size and maturity constraints.

COLLATERALIZED MORTGAGE OBLIGATIONS. Collateralized mortgage obligations ("CMOs") are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by Ginnie Mae, Fannie Mae or Freddie Mac certificates, but may be collateralized by whole loans or private pass-through securities. CMOs may have fixed or floating rates of interest.

The SHORT-TERM INCOME FUND and INTERMEDIATE BOND FUND will only invest in CMOs which are rated in the top four rating categories by an NRSRO (BBB or better by S&P or Fitch, or Baa or better by Moody's), and which may be (a) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government;
(b) collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; or (c) collateralized by pools of mortgages without a government guarantee as to payment of principal and interest.

The GOVERNMENT INCOME FUND may invest in CMOs which may be: (i) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government;
(ii) collateralized by pools and mortgages in which payment of principal and interest are guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; or (iii) privately issued securities in which the proceeds of the issuance are invested in Mortgage-Backed Securities and payment of the principal and interest is supported by the credit of any agency or instrumentality of the U.S. government.

REAL ESTATE MORTGAGE INVESTMENT CONDUITS. Real estate mortgage investment conduits ("REMICs") are offerings of multiple class real estate Mortgage-Backed Securities which qualify and elect treatment as such under provisions of the Internal Revenue Code. Issuers of REMICs may take several forms, such as trusts, partnerships, corporations, associa-



tions or a segregated pool of mortgages. Once REMIC status is elected and obtained, the entity is not subject to federal income taxation. Instead, income is passed through the entity and is taxed to the person or persons who hold interests in the REMIC. A REMIC interest must consist of one or more classes of "regular interests," some of which may offer adjustable rates, and a single class of "residual interests." To qualify as a REMIC, substantially all of the assets of the entity must be in assets directly or indirectly secured principally by real property.

MUNICIPAL SECURITIES. The SHORT-TERM INCOME FUND, the INTERMEDIATE BOND FUND, and the INTERMEDIATE TAX-FREE FUND may invest in Municipal Securities, which are generally issued to finance public works such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

MUNICIPAL LEASES. The INTERMEDIATE TAX-FREE FUND may purchase municipal leases, which are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities and may be considered to be illiquid. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of these.

PARTICIPATION INTERESTS. The Intermediate Tax-Free Fund may purchase interests in Municipal Securities from financial institutions such as commercial and investment banks, savings and loan associations and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The financial institutions from which the Fund purchases participation interests frequently provide or obtain irrevocable letters of credit or guarantees to attempt to assure that the participation interests are of acceptable quality. The Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying Municipal Securities.

OPTIONS ON SECURITIES OR INDICES AND FUTURES CONTRACTS. In order to hedge against market shifts, a Fund may purchase put and call options on securities or securities indices. In addition, a Fund may seek to generate income to offset operating expenses and/or may hedge a portion of its portfolio investments through writing (i.e., selling) covered put and call options. An option on a security is a contract that permits the purchaser of the option, in return for the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the writer of the option at a designated price during the term of the option. An option on a securities index permits the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option. A Fund may write a call or put option only if the option is "covered." This means that so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the call, or hold a call at the same exercise price, for the same exercise period, and on the same securities as the written call. A put is covered if the Fund maintains liquid assets with a value equal to the exercise price in a segregated account, or holds a put on the underlying securities at an equal or greater exercise price.

Options purchased or written by a Fund may be traded on United States and foreign exchanges or in the over-the-counter markets. Over-the-counter options are two-party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third-party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options generally have a continuous liquid market while over-the-counter options may not. A Fund purchases and writes options only with investment dealers and other financial institutions (such as commercial banks or savings and loan associations) deemed creditworthy by the Fund's Adviser or Subadviser.

The Funds, other than the MONEY MARKET FUND, SHORT-TERM INCOME FUND, or INTERMEDIATE BOND FUND, may invest in futures for bona fide hedging purposes. Although the Funds have the ability to invest up to 5% of their respective net assets in futures for other than bona fide hedging purposes, they have no present intention to do so. The ability to engage in futures transactions is a fundamental investment policy. For hedging purposes only, a Fund may buy and sell covered financial futures contracts, stock index futures contracts, foreign currency futures contracts and options on any of the foregoing. A financial futures contract is an agreement between two parties to buy or sell a specified debt security at a set price on a future date. An index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period. A futures contract on a foreign currency is an agreement to buy or sell a specified amount of a currency for a set price on a future date. When a Fund enters into a futures contract, it must make an initial deposit, known as "initial margin," as a partial guarantee of its performance under the contract. As the value of the security, index, or currency fluctuates, either party to the contract is required to make additional margin payments, known as "variation margin," to cover any additional obligation it may have under the contract. In addition, when a Fund enters into a futures contract, it will segregate assets to "cover" its position in accordance with the Act. See "Investment Objectives and Policies--Futures and Options Transactions" in the Statement of Additional Information.

PRIME COMMERCIAL PAPER. The Funds may purchase Prime Commercial Paper, which is a short-term debt obligation that matures in 270 days or less, is issued by banks, corporations or other institutions, and is rated one of the two highest rating categories for short-term obligations by an NRSRO or, if unrated, are of comparable quality to securities having such ratings.


PORTFOLIO TURNOVER. Although none of the Funds intends to invest for the purpose of seeking short-term profits, securities will be sold whenever the Funds' Adviser or Subadviser believes it is appropriate to do so in light of a Fund's investment objective, without regard to the length of time a particular security may have been held. A higher rate of portfolio turnover involves correspondingly greater transaction expenses which must be borne directly by a Fund and, thus, indirectly by its shareholders. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed to that Fund's shareholders, are taxable to them. Nevertheless, transactions for a Fund's portfolio will be based upon investment considerations and will not be limited by any other considerations when the Fund's investment adviser or subadviser deems it appropriate to make changes in the Fund's portfolio.

RATINGS. Securities rated in the fourth highest investment grade category (Baa by Moody's, or BBB by S&P or Fitch) have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than higher rated securities. The Funds' Statement of Additional Information contains complete descriptions of ratings.

A Fund's Adviser or Subadviser will evaluate downgraded securities on a case-by-case basis and will sell any security determined not to be an acceptable investment.

An NRSRO's highest rating category is determined without regard for sub-categories and gradations. For example, securities rated A-1 or A-1+ by S&P or Prime-1 by Moody's are all considered rated in the highest short-term rating category. The MONEY MARKET FUND will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in the highest short-term rating category; currently, such securities must be rated by two NRSROs in their highest rating category. The MONEY MARKET FUND may purchase single rated securities that are rated in the highest rating category by an NRSRO. Unrated securities may be treated as "First Tier" securities and are also eligible for purchase by the MONEY MARKET FUND, subject to a determination of comparability by the Adviser. Acquisition of such unrated securities must be ratified by the Directors quarterly.

REPURCHASE AGREEMENTS. The securities in which the Funds invest may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to a Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from a Fund, the Fund could receive less than the repurchase price on any sale of such securities.

SECURITIES OF OTHER INVESTMENT COMPANIES. Each of the Funds may invest their respective assets in securities of other investment companies as an efficient means of carrying out their respective investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Funds in shares of other investment companies may be subject to such duplicate expenses.

The INTERNATIONAL STOCK FUND may invest indirectly in foreign capital markets by purchasing shares of closed-end investment companies, but generally only in open-market transactions involving only customary brokerage commissions. Sometimes the Fund may pay a premium over net asset value for such shares.


SWAP TRANSACTIONS. As one way of managing its exposure to different types of investments, each of the Funds (except the MONEY MARKET FUND) may invest up to 5% of their respective net assets in swap transactions, including interest rate and index-based swaps. See "Investment Objectives and Policies-- Swap Transactions" in the Statement of Additional Information.

TEMPORARY INVESTMENTS. When the Adviser or Subadviser judges that market conditions warrant a defensive investment position (this rarely applies to the MONEY MARKET FUND), each of the Funds may temporarily invest without limit in short-term debt obligations (money market instruments). These investments include commercial paper, bank instruments, U.S. government obligations, repurchase agreements, securities of other investment companies, taxable or tax-free Municipal Securities (for the INTERMEDIATE TAX-FREE FUND) and foreign securities (for the INTERNATIONAL STOCK FUND). The INTERMEDIATE TAX-FREE FUND does not currently intend to make any taxable investments although they are permitted to do so. Each Fund's temporary investments must be of comparable quality to its primary investments.

U.S. GOVERNMENT SECURITIES. All of the Funds may invest in U.S. government securities. These instruments are either issued or guaranteed by the U.S. government, its agencies, or instrumentalities. These securities include, but are not limited to:

  - direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;

  - notes, bonds, and discount notes issued or guaranteed by U.S. government agencies and instrumentalities supported by the full faith and credit of the United States; and

  - notes, bonds, and discount notes of other U.S. government agencies or instrumentalities which receive or have access to federal funding.

Examples of agencies and instrumentalities which are permissible investments which may not always receive financial support from the U.S. government are:
Federal Farm Credit Banks; Federal Home Loan Banks; Federal National Mortgage Association; The Student Loan Marketing Association; and Federal Home Loan Mortgage Corporation.

VARIABLE RATE DEMAND NOTES. Each of the Funds (except SMALL-CAP GROWTH FUND) may purchase variable rate demand notes, which are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Many variable rate demand notes allow a Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit a Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals.

         -------------------------------------------------------------

 ADDITIONAL INVESTMENT RISKS

DEBT MARKET. In the debt market, prices move inversely to interest rates. A decline in market interest rates results in a rise in the market prices of outstanding debt obligations. Conversely, an increase in market interest rates results in a decline in market prices of outstanding debt obligations. In either case, the amount of change in market prices of debt obligations in response to changes in market interest rates generally depends on the maturity of the debt obligations: the debt obligations with the longest maturities will experience the greatest market price changes.

The market value of debt obligations, and therefore each Fund's net asset value, will fluctuate due to changes in economic conditions and other market factors such as interest rates which are beyond the control of the Funds' Adviser or Subadviser. The Funds' Adviser or Subadviser could be incorrect in its expectations about the direction or extent of these market factors. Although debt obligations with longer maturities offer potentially greater returns, they have greater exposure to market price fluctuation. Consequently, to the extent a Fund is significantly invested in debt obligations with longer maturities, there is a greater possibility of fluctuation in the Fund's net asset value.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. Mortgage-Backed and Asset-Backed Securities generally pay back principal and interest over the life of the security. At the time a Fund reinvests the payments and any unscheduled prepayments of principal received, such Fund may receive a rate of interest which is actually lower than the rate of interest paid on these securities ("prepayment risks"). Mortgage-Backed and Asset-Backed Securities are subject to higher prepayment risks than most other types of debt instruments with prepayment risks because the underlying mortgage loans or the collateral supporting Asset-Backed Securities may be prepaid without penalty or premium. Prepayment risks on Mortgage-Backed Securities tend to increase during periods of declining mortgage interest rates because many borrowers refinance their mortgages to take advantage of the more favorable rates. Prepayments on Mortgage-Backed Securities are also affected by other factors, such as the frequency with which people sell their homes or elect to make unscheduled payments on their mortgages. Although Asset-Backed Securities generally are less likely to experience substantial prepayments than are Mortgage-Backed Securities, certain factors that affect the rate of prepayments on Mortgage-Backed Securities also affect the rate of prepayments on Asset-Backed Securities. While Mortgage-Backed Securities generally entail less risk of a decline during periods of rapidly rising interest rates, Mortgage-Backed Securities may also have less potential for capital appreciation than other similar investments (e.g., investments with comparable maturities) because as interest rates decline, the likelihood increases that mortgages will be prepaid. Furthermore, if Mortgage-Backed Securities are purchased at a premium, mortgage foreclosures and unscheduled principal payments may result in some loss of a holder's principal investment to the extent of the premium paid. Conversely, if Mortgage-Backed Securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal would increase current and total returns and would accelerate the recognition of income, which would be taxed as ordinary income when distributed to shareholders.

Asset-Backed Securities present certain risks that are not presented by Mortgage-Backed Securities. Primarily, these securities do not have the benefit of the same security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of Asset-Backed Securities backed by motor vehicle installment purchase obligations permit the service of such receivables to retain possession of the underlying obligations. If the service sells these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related Asset-Backed Securities. Further, if a vehicle is registered in one state and is then re-registered because the owner and obligor moves to another state, such reregistration could defeat the original security interest in the vehicle in certain cases. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of Asset-Backed Securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

MUNICIPAL SECURITIES. Yields on Municipal Securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of a Fund to achieve its investment objective also depends on the continuing ability of the issuers of Municipal Securities and demand features, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due.

STOCK MARKET. As with other mutual funds that invest primarily in equity securities, the EQUITY FUNDS are subject to market risks. That is, the possibility exists that common stocks will decline over short or even extended periods of time, and the United States equity market tends to be cyclical, experiencing both periods when stock prices generally increase and periods when stock prices generally decrease.

  SMALL AND MEDIUM CAPITALIZATION STOCKS. Stocks in the small and medium capitalization sector of the United States equity market tend to be slightly more volatile in price than larger capitalization stocks, such as those included in the S&P 500. This is because, among other things, small- and medium-sized companies have less certain growth prospects in larger companies, have a lower degree of liquidity in the equity market, and tend to have a greater sensitivity to changing economic conditions. Further, in addition to exhibiting slightly higher volatility, the stocks of small- and medium-sized companies may, to some degree, fluctuate independently of the stocks of large companies. That is, the stocks of small- and medium-sized companies may decline in price as the price of large company stocks rises or vice versa. Therefore, investors should expect that the SMALL-CAP GROWTH FUND, which invests primarily in small-capitalization stocks, and MID-CAP GROWTH FUND and MID-CAP VALUE FUND, which invest primarily in medium capitalization stocks, will be more volatile than, and may fluctuate independently of, broad stock market indices such as the S&P 500.

FOREIGN SECURITIES. Investing in non-U.S. securities carries substantial risks in addition to those associated with domestic investments. (Excluding Foreign Money Market Instruments and Depositary Receipts, only the INTERNATIONAL STOCK FUND intends to invest more than 5% of its net assets in Foreign Securities). The risks associated with investing in foreign securities include: risks of adverse political and economic developments (including possible governmental seizure or nationalization of assets); the possible imposition of exchange controls or other governmental restrictions; default in foreign government securities; foreign companies are not generally subject to uniform financial reporting, auditing and accounting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies; less readily available market quotations on foreign companies; the possibility of less publicly available information on foreign securities and their issuers; differences in government regulation and supervision of foreign stock exchanges, brokers, listed companies, and banks; generally lower foreign stock market volume; the likelihood that foreign securities may be less liquid or more volatile; foreign brokerage commissions and other transaction costs (such as custodial services) may be higher;



unreliable mail service between countries; restrictions on foreign investments in other jurisdictions; difficulties which may be encountered in obtaining or enforcing a court judgment abroad and affecting repatriation of capital invested abroad; and delays or problems in settlement of foreign transactions, which could adversely affect shareholder equity or cause the Fund to miss attractive investment opportunities. In addition, foreign securities may be subject to foreign taxes, which reduce yield and total return.

In an attempt to reduce some of these risks, the INTERNATIONAL STOCK FUND diversifies its investments broadly among foreign countries, including both developed and developing countries. At least three different countries will always be represented in the INTERNATIONAL STOCK FUND'S portfolio.

The INTERNATIONAL STOCK FUND occasionally takes advantage of the unusual opportunities for higher returns available from investing in developing countries. Investments in companies domiciled in developing countries may be subject to potentially higher risks and volatility than investments in developed countries with more mature economies. These risks include: (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and greater price volatility; (iii) certain national policies which may restrict the INTERNATIONAL STOCK FUND'S investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (v) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy; and (vi) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries.

  EXCHANGE RATES. Foreign securities may be denominated in foreign currencies although only the INTERNATIONAL STOCK FUND intends to invest in such foreign currency-denominated securities to a significant extent. Therefore, the value in U.S. dollars of the INTERNATIONAL STOCK FUND'S assets and income may be affected by changes in exchange rates and regulations. Although the International Stock Fund values its assets daily in U.S. dollars, it will not convert its holding of foreign currencies to U.S. dollars daily. When the INTERNATIONAL STOCK FUND converts its holdings to another currency, it may incur conversion costs. Foreign exchange dealers realize a profit on the difference between the prices at which they buy and sell currencies.

  FOREIGN MONEY MARKET INSTRUMENTS. ECDs, ETDs, Yankee CDs, and Europaper are subject to somewhat different risks than domestic obligations of domestic issuers. Examples of these risks include international, economic, and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing bank, and the possible impact of interruptions in the flow of international currency transactions. Different risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, and recordkeeping, and the public availability of information. These factors will be carefully considered by a Fund's Adviser or Subadviser in selecting these investments.

  U.S. GOVERNMENT POLICIES. In the past, U.S. government policies have discouraged or restricted certain investments abroad by investors such as the INTERNATIONAL STOCK FUND. When such policies are instituted, the Fund will abide by them.

FUTURES AND OPTIONS. When a Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the Fund's Adviser or Subadviser could be incorrect in its expectations about the direction or extent of market factors such as interest or currency exchange rate movements. In these events, the Fund may lose money on the futures contract or option. Also, it is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the Fund's Adviser or Subadviser will consider liquidity before entering into such transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.



         -------------------------------------------------------------
 TAX INFORMATION

         -------------------------------------------------------------

 FEDERAL INCOME TAX
None of the Funds will pay federal income tax because each expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. Each Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the other Funds of the Corporation, if any, will not be combined for tax purposes with those realized by any of the other Funds.

Unless otherwise exempt, you are required to pay federal income tax on any dividends and other distributions received. However, shareholders of INTERMEDIATE TAX-FREE FUND are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds; but, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private-activity" municipal bonds may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. Dividends of the INTERMEDIATE TAX-FREE FUND representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

Investment income received by the INTERNATIONAL STOCK FUND from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that entitle the INTERNATIONAL STOCK FUND to reduced tax rates or exemptions on this income. The effective rate of foreign tax cannot be predicted since the amount of INTERNATIONAL STOCK FUND'S assets to be invested within various countries is unknown. However, the INTERNATIONAL STOCK FUND intends to operate so as to qualify for treaty-reduced tax rates where applicable.


If more than 50% of the value of the INTERNATIONAL STOCK FUND'S assets at the end of the tax year is represented by stock or securities of foreign corporations, the INTERNATIONAL STOCK FUND intends to qualify for certain Internal Revenue Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. Shareholders must hold INTERNATIONAL STOCK FUND shares for a specified period to claim a foreign tax credit. The Internal Revenue Code may limit a shareholder's ability to claim a foreign tax credit. Furthermore, shareholders who elect to deduct their portion of the INTERNATIONAL STOCK FUND'S foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.


These tax consequences apply whether dividends are received in cash or as additional shares. Information on the tax status of dividends and distributions is provided annually.

         -------------------------------------------------------------
          ------------------------------------------------------------
 STATE AND LOCAL TAXES
Distributions representing net interest received on tax-exempt municipal securities are not necessarily free from income taxes of any state or local taxing authority. State laws differ on this issue, and you should consult your tax adviser for specific details regarding the status of your account under state and local tax laws, including treatment of distributions as income or return of capital.

         -------------------------------------------------------------
 EFFECT OF BANKING
 LAWS

M&I Corp. believes, based on the advice of its counsel, that M&I Investment Management Corp. may perform the services contemplated by the investment advisory agreement with the Corporation without violation of the Glass-Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of such present or future statutes and regulations, could prevent M&I Investment Management Corp. or M&I Corp. from continuing to perform all or a part of the above services for its customers and/or a Fund. In such event, the Directors would consider alternative advisers and means of continuing available investment services.

         -------------------------------------------------------------
 STANDARD & POOR'S
 CORPORATION

"Standard & Poor's," "S&P," "S&P 500," "Standard & Poor's 500" and "500" are trademarks of Standard & Poor's Corporation.

The Funds are not sponsored, endorsed, sold or promoted by or affiliated with Standard & Poor's Corporation.



--------------------------------------------------------------------------------
 ADDRESSES


--------------------------------------------------------------------------------
MARSHALL EQUITY INCOME FUND                                             Federated Investors Tower
MARSHALL LARGE-CAP GROWTH & INCOME FUND                                 Pittsburgh, Pennsylvania 15222-3779
MARSHALL MID-CAP VALUE FUND MARSHALL MID-CAP GROWTH FUND MARSHALL INTERNATIONAL
STOCK FUND MARSHALL SMALL-CAP GROWTH FUND MARSHALL SHORT-TERM INCOME FUND
MARSHALL INTERMEDIATE BOND FUND MARSHALL GOVERNMENT INCOME FUND MARSHALL
INTERMEDIATE TAX-FREE FUND MARSHALL MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------------
Distributor
                    Federated Securities Corp.                          Federated Investors Tower
                                                                        Pittsburgh, Pennsylvania 15222-3779
-------------------------------------------------------------------------------------------------------------------------
Adviser to all Funds
                    M&I Investment Management Corp.                     1000 North Water Street
                                                                        Milwaukee, Wisconsin 53202
-------------------------------------------------------------------------------------------------------------------------
Subadviser to MARSHALL INTERNATIONAL STOCK FUND
                    Templeton Investment Counsel, Inc.                  500 East Broward Blvd.
                                                                        Suite 2100
                                                                        Ft. Lauderdale, Florida 33394-3091
-------------------------------------------------------------------------------------------------------------------------
Custodian
                    Marshall & Ilsley Trust Company                     1000 North Water Street
                                                                        Milwaukee, Wisconsin 53202
-------------------------------------------------------------------------------------------------------------------------
Transfer Agent, Dividend Disbursing Agent
  and Portfolio Accounting Services
                    Federated Services Company                          Federated Investors Tower
                                                                        Pittsburgh, Pennsylvania 15222-3779
-------------------------------------------------------------------------------------------------------------------------
Shareholder Servicing Agent
                    Marshall Funds Investor Services
                    (MONEY MARKET FUND only)                            P.O. Box 1348
                                                                        Milwaukee, Wisconsin 53201-1348 OR
                                                                        1000 North Water Street
                                                                        Milwaukee, Wisconsin 53202-1348

                    Federated Shareholder Services Company
                    (EQUITY FUNDS, INCOME FUNDS, and
                    INTERMEDIATE TAX-FREE FUND)                         Federated Investors Tower
                                                                        Pittsburgh, Pennsylvania 15222-3779
-------------------------------------------------------------------------------------------------------------------------
Legal Counsel
                    Dickstein Shapiro Morin & Oshinsky LLP              2101 L Street, N.W.
                                                                        Washington, D.C. 20037
-------------------------------------------------------------------------------------------------------------------------
Independent Public Accountants
                    Arthur Andersen LLP                                 2100 One PPG Place
                                                                        Pittsburgh, Pennsylvania 15222
-------------------------------------------------------------------------------------------------------------------------


Marshall Funds Investor Services
1000 North Water Street
PO Box 1348
Milwaukee, Wisconsin 53201-1348
414-287-8555 or 800-236-FUND (3863)
TDD: Speech and Hearing Impaired Services
1-800-236-209-3520
Internet address: http://www.marshallfunds.com

Federated Securities Corp.
Distributor
G00714-01 (10/97)


                              Marshall Funds, Inc.

                       Statement of Additional Information

                                October 31, 1997






 Equity Funds                            Tax-Free Income Fund
 o  Marshall Equity Income Fund          o  Marshall Intermediate Tax-Free Fund
 o  Marshall Large-Cap Growth & Income
         Fund
 o  Marshall Mid-Cap Value Fund
 o  Marshall Mid-Cap Growth Fund
 o  Marshall International Stock Fund
 o  Marshall Small-Cap Growth Fund

 Income Funds                            Money Market Fund
 o  Marshall Short-Term Income Fund      o  Marshall Money Market Fund
 o  Marshall Intermediate Bond Fund
 o  Marshall Government Income Fund


      This Statement of Additional Information should be read with the prospectus, dated October 31, 1997, for the Funds listed above. This Statement is not a prospectus itself. You may request a copy of a prospectus or a paper copy of this Statement of Additional Information, if you have received it electronically, free of charge, by writing or calling Marshall Funds Investor Services at 1-414-287-8555 or 1-800-236-FUND
      (3863), or you can visit the Marshall Funds' Internet site on the World Wide Web at (http://www.marshallfunds.com).

      Federated Investors Tower
      Pittsburgh, Pennsylvania 15222-3779

FEDERATED SECURITIES CORP.
Distributor

A subsidiary of FEDERATED INVESTORS

Table of Contents
-------------------------------------------------------------------------------
   Policies and Acceptable Investments                     1

Investment Limitations                                    10
   Fundamental Limitations                                10
   Non-Fundamental Limitations                            12

Marshall Funds, Inc. Management                           13
   Officers and Directors                                 14
   Fund Ownership                                         15
   Directors' Compensation                                17

Investment Advisory Services                              17
   Adviser to the Funds                                   17
   Advisory Fees                                          17
   Subadviser to International Stock Fund                 18

Other Services                                            19
   Administrative Services                                19
   Transfer Agent and Dividend Disbursing Agent           19
   Custodian                                              19
   Independent Public Accountants                         19

Shareholder Servicing Arrangements                        20

Brokerage Transactions                                    20

Purchasing Shares with Securities                         21

Distribution Plan                                         21



Determining Market Value                                  21
   Use of the Amortized Cost Method                       21
   Market Values                                          22
   Trading in Foreign Securities                          23

Redemption in Kind                                        23

Banking Laws                                              23

Tax Status                                                24
   The Funds' Tax Status                                  24
   Foreign Taxes                                          24
   Shareholders' Tax Status                               24
   Capital Gains                                          24
   Total Return                                           24

Yield                                                     25

Effective Yield                                           26

Tax-Equivalent Yield                                      26
   Tax-Equivalency Table                                  26

Performance Comparisons                                   27
   Economic and Market Information                        30

Financial Statements                                      30

Appendix                                                  31


Please Note: The Table of Contents will be finalized when the document releases to print.

This Statement contains additional information about the Marshall Funds, Inc. (the "Corporation") and its eleven investment portfolios (the "Funds"). This Statement uses the same terms as defined in the prospectus. Policies and Acceptable Investments Asset-Backed Securities. Asset-Backed Securities are bonds or notes backed by loans or accounts receivable originated by banks, or other credit providers or financial institutions. Asset-Backed Securities may be pooled and then divided into classes of securities, known as tranches, and resold. Each tranche has a specified interest rate and maturity. The cash flows from the underlying pool of Asset-Backed Securities are applied first to pay interest and then to retire securities. All principal payments are directed first to the shortest-maturity tranche. When those securities are completely retired, all principal payments are then directed to the next-shortest-maturity tranche. This process continues until all of the tranches have been completely retired. The Money Market Fund will invest in only the short-term tranches, which will generally have a maturity not exceeding 397 days. Average Maturity. For purposes of determining the dollar-weighted average maturity of a Fund's portfolio, the maturity of a Municipal Security will be its ultimate maturity. If it is probable that the issuer of the security will take advantage of maturity-shortening devices such as a call, refunding, or redemption provision, the maturity date will be the date on which it is probable that the security will be called, refunded, or redeemed. If the Municipal Security includes the right to demand payment, the maturity of the security for purposes of determining a Fund's dollar-weighted average portfolio maturity will be the period remaining until the principal amount of the security can be recovered by exercising the right to demand payment. Borrowing. The International Stock Fund may borrow up to one-third of the value of its total assets from banks to increase its holdings of portfolio securities. The International Stock Fund is required to maintain continuous asset coverage to 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the Fund's holdings may be disadvantageous from an investment standpoint. Convertible Securities. When owned as part of a unit along with warrants, which entitle the holder to buy the common stock, convertible securities function as convertible bonds, except that the warrants generally will expire before the bonds' maturity. A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stocks when, in the adviser's or subadviser's opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. Otherwise, the Fund will hold or trade the convertible securities. In evaluating these matters with respect to a particular convertible security, the Fund's Adviser or Subadviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices. Derivative Contracts and Securities. The term derivative has traditionally been applied to certain contracts (including, futures, forward, option and swap contracts that "derive" their value from changes in the value of an underlying security, currency, commodity or index. Certain types of securities that incorporate the performance characteristics of these contracts are also referred to as "derivatives." The term has also been applied to securities "derived" from the cash flows from underlying securities, mortgages or other obligations. Derivative contracts and securities can be used to reduce or increase the volatility of an investment portfolio's total performance. While the response of certain derivative contracts and securities to market changes may differ from traditional investments, such as stock and bonds, derivatives do not necessarily present greater market risks than traditional investments. The Funds will only use derivative contracts for the purposes disclosed in the applicable sections of its prospectus or this statement of additional information. To the extent that a Fund's invests in securities that could be characterized as derivatives, it will only do so in a manner consistent with its investment objective, policies, and limitations. Duration. Duration is a commonly used measure of potential volatility in the price of a bond, or other fixed income security, or in a portfolio of fixed income securities, prior to maturity. Volatility is the magnitude of the change in the price of a bond relative to a given change in the market rate of interest. A bond's price volatility depends on three primary variables: the bond's coupon rate; maturity date; and the level of market yields of similar fixed income securities. Generally, bonds with lower coupons or longer maturities will be more volatile than bonds with higher coupons or shorter maturities. Duration combines these variables into a single measure. Duration is calculated by dividing the sum of time-weighted values of the cash flows of a bond or bonds, including interest and principal payments, by the sum of the present values of the cash flows. When a Fund invests in mortgage pass-through securities, its duration will be calculated in a manner which requires assumptions to be made regarding future principal prepayments. A more complete description of this calculation is available upon request from the Funds. Foreign Currency Hedging Transactions. In order to hedge against foreign currency exchange rate risks, the International Stock Fund may enter into forward foreign currency exchange contracts and foreign currency futures contracts, as well as purchase put or call options on foreign currencies, as described below. The Fund may also conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market. The International Stock Fund may enter into forward foreign currency exchange contracts ("forward contracts") to attempt to minimize the risk to the Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers. The Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security. In addition, for example, when the Fund believes that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency; or when the Fund believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a forward contract to buy that foreign currency for a fixed dollar amount. This second investment practice is generally referred to as "cross-hedging." Because in connection with the Fund's forward foreign currency transactions an amount of the Fund's assets equal to the amount of the purchase will be held aside or segregated to be used to pay for the commitment, the Fund will always have cash, cash equivalents or high quality debt securities available sufficient to cover any commitments under these contracts or to limit any potential risk. The segregated account will be marked to market on a daily basis. While these contracts are not presently regulated by the Commodity Futures Trading Commission ("CFTC"), the CFTC may in the future assert authority to regulate forward contracts. In such event, the Fund's ability to utilize forward contracts in the manner set forth above may be restricted. Forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not engaged in such contracts. The International Stock Fund may purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the dollar cost of foreign securities to be acquired. As is the case with other kinds of options, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuation in exchange rates, although, in the event of rate movements adverse to the Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies to be written or purchased by the Fund will be traded on U.S. and foreign exchanges or over-the-counter. The International Stock Fund may enter into exchange-traded contracts for the purchase or sale for future delivery of foreign currencies ("foreign currency futures"). This investment technique will be used only to hedge against anticipated future changes in exchange rates which otherwise might adversely affect the value of the Fund's portfolio securities or adversely affect the prices of securities that the Fund intends to purchase at a later date. The successful use of foreign currency futures will usually depend on the ability of the Fund's Subadviser to forecast currency exchange rate movements correctly. Should exchange rates move in an unexpected manner, the Fund may not achieve the anticipated benefits of foreign currency futures or may realize losses. Foreign Securities. Investments in foreign securities, particularly those of non-governmental issuers, involve considerations which are not ordinarily associated with investments in domestic issues. These considerations include the possibility of expropriation, the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards, less liquidity and more volatility in foreign securities markets, the impact of political, social, or diplomatic developments, and the difficulty of assessing economic trends in foreign countries. It may also be more difficult to enforce contractual obligations abroad than would be the case in the United States because of differences in the legal systems. Transaction costs in foreign securities may be higher. The Adviser will consider these and other factors before investing in foreign securities and will not make such investments unless, in its opinion, such investment will meet the applicable Fund's standards and objectives. ECDs, ETDs, Yankee CDs, and Europaper are subject to somewhat different risks than domestic issuers. Examples of these risks include international, economic, and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing bank and the possible impact of interruptions in the flow of international currency transactions. Different risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, and recordkeeping, and the public availability of information. These factors will be carefully considered by the Adviser in selecting these investments. Funding Agreements. The Money Market Fund may purchase funding agreements ("Agreements"), which are investment instruments issued by highly rated U.S. insurance companies. Pursuant to such Agreements, the Money Market Fund may make cash contributions to a deposit fund of the insurance company's general or separate accounts. The insurance company then credits to the Money Market Fund guaranteed interest. The insurance company may assess periodic charges against an Agreement for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. The purchase price paid for an Agreement becomes part of the general assets of the issuer, and the Agreement is paid from the general assets of the issuer. The Money Market Fund will only purchase Agreements from issuers which, at the time of purchase, meet quality and credit standards established by the Money Market Fund's adviser. Generally, Agreements are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in Agreements does not currently exist. Also, the Money Market Fund may not have the right to receive the principal amount of an Agreement from the insurance company on seven days' notice or less. Therefore, Agreements are typically considered to be illiquid investments. Futures and Options Transactions. (This is not applicable to the Money Market Fund, Short-Term Income Fund, or Intermediate Bond Fund.) As a means of reducing fluctuations in the net asset value of shares of a Fund, the Fund may attempt to hedge all or a portion of its portfolio by buying and selling futures contracts and options on futures contracts, and buying put and call options on portfolio securities and securities indices. A Fund may also write covered put and call options on portfolio securities to attempt to increase its current income or to hedge a portion of its portfolio investments. The Fund will maintain its positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position on futures contracts may be closed out over-the-counter or on a nationally recognized exchange which provides a secondary market for options of the same series.
       Futures Contracts. A Fund may purchase and sell financial futures contracts to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions without necessarily buying or selling the securities. Although some financial futures contracts call for making or taking delivery of the underlying securities, in most cases these obligations are closed out before the settlement date. The closing of a contractual obligation is accomplished by purchasing or selling an identical offsetting futures contract. Other financial futures contract by their terms call for cash settlements. A Fund also may purchase and sell stock index futures contracts with respect to any stock index traded on a recognized stock exchange or board of trade to hedge against changes in prices. Stock index futures contracts are based on indices that reflect the market value of common stock of the firms included in the indices. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the differences between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. No physical delivery of the underlying securities in the index is made. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. A futures contract is a firm commitment by two parties: the seller who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer who agrees to take delivery of the security ("going long") at a certain time in the future. For example, in the fixed income securities market, prices move inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, the Fund could enter into contracts to deliver securities at a predetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would "go long" (agree to purchase securities in the future at a predetermined price) to hedge against a decline in market interest rates.

       "Margin" In Futures Transactions. Unlike the purchase or sale of a security, a Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of "initial margin" in cash, U.S. government securities or highly-liquid debt securities with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that initial margin in futures transactions does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, the Fund will mark to market its open futures positions. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts. When the Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contracts is unleveraged. To the extent required to comply with CFTC Regulation 4.5 and thereby avoid status as a "commodity pool operator," the Fund will not enter into a futures contract for other than bona fide hedging purposes, or purchase an option thereon, if immediately thereafter the initial margin deposits for futures contracts held by it, plus premiums paid by it for open options on futures contracts, would exceed 5% of the market value of the Fund's net assets, after taking into account the unrealized profits and losses on those contracts it has entered into; and, provided further, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing such 5%. Second, the Fund will not enter into these contracts for speculative purposes; rather, these transactions are entered into only for bona fide hedging purposes, or other permissible purposes pursuant to regulations promulgated by the CFTC. Third, since the Fund does not constitute a commodity pool, it will not market itself as such, nor serve as a vehicle for trading in the commodities futures or commodity options markets. Finally, because the Fund will submit to the CFTC special calls for information, the Fund will not register as a commodities pool operator. Put Options on Financial and Stock Index Futures Contracts. A Fund may purchase listed put options on financial and stock index futures contracts to protect portfolio securities against decreases in value resulting from market factors, such as an anticipated increase in interest rates or decrease in stock prices. Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price. Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, the Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by the Fund upon the sale of the second option will be large enough to offset both the premium paid by the Fund for the original option plus the decrease in value of the hedged securities. Alternatively, a Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price. If the Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost. A Fund may write listed put options on financial or stock index futures contracts to hedge its portfolio against a decrease in market interest rates or increase in stock prices. A Fund will use these transactions to attempt to protect its ability to purchase portfolio securities in the future at price levels existing at the time it enters into the transaction. When a Fund writes (sells) a put on a futures contract, it receives a cash premium in exchange for granting to the purchaser of the put the right to receive from the Fund, at the strike price, a short position in such futures contract (the Fund undertakes the obligation to assume a long futures position), even though the strike price upon exercise of the option is greater than the value of the futures position received by such holder. As market interest rates decrease or stock prices increase, the market price of the underlying futures contract normally increases. As the market value of the underlying futures contract increases, the buyer of the put option has less reason to exercise the put because the buyer can sell the same futures contract at a higher price in the market. If the value of the underlying futures position is not such that exercise of the option would be profitable to the option holder, the option will generally expire without being exercised. The premium received by the Fund can then be used to offset the higher prices of portfolio securities to be purchased in the future. It will generally be the policy of a Fund, in order to avoid the exercise of an option sold by it, to cancel its obligation under the option by entering into a closing purchase transaction, if available, unless it is determined to be in the Fund's interest to deliver the underlying futures position. A closing purchase transaction consists of the purchase by the Fund of an option having the same term as the option sold by the Fund, and has the effect of canceling the Fund's position as a seller. The premium which the Fund will pay in executing a closing purchase transaction may be higher than the premium received when the option was sold, depending in large part upon the relative price of the underlying futures position at the time of each transaction. If the hedge is successful, the cost of buying the second option will be less than the premium received by the Fund for the initial option. Call Options on Financial and Stock Index Futures Contracts. In addition to purchasing put options on futures, a Fund may write (sell) listed and over-the-counter call options on financial and stock index futures contracts to hedge its portfolio. When the Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As stock prices fall or market interest rates rise, causing the prices of futures to go down, the Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of the Fund's call option position to increase. In other words, as the underlying futures price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that the Fund keeps the premium received for the option. This premium can substantially offset the drop in value of the Fund's portfolio securities. Prior to the expiration of a call written by a Fund, or exercise of it by the buyer, the Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by the Fund for the initial option. The net premium income of the Fund will then substantially offset the decrease in value of the hedged securities. An additional way in which a Fund may hedge against decreases in market interest rates or increases in stock prices is to buy a listed call option on a financial or stock index futures contract. A Fund will use these transactions to attempt to protect its ability to purchase portfolio securities in the future at price levels existing at the time it enters into the transaction. When a Fund purchases a call on a financial futures contract, it receives in exchange for the payment of a cash premium the right, but not the obligation, to enter into the underlying futures contract at a strike price determined at the time the call was purchased, regardless of the comparative market value of such futures position at the time the option is exercised. The holder of a call option has the right to receive a long (or buyer's) position in the underlying futures contract. As market interest rates fall or stock prices increase, the value of the underlying futures contract will normally increase, resulting in an increase in value of the Fund's option position. When the market price of the underlying futures contract increases above the strike price plus premium paid, the Fund could exercise its option and buy the futures contract below market price. Prior to the exercise or expiration of the call option, the Fund could sell an identical call option and close out its position. If the premium received upon selling the offsetting call is greater than the premium originally paid, the Fund has completed a successful hedge. Limitation on Open Futures Positions. A Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation. Purchasing Put and Call Options on Securities. A Fund may purchase put options on portfolio securities to protect against price movements in the Fund's portfolio securities. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. A Fund may purchase call options on securities acceptable for purchase to protect against price movements by "locking in" on a purchase price for the underlying security. A call option gives the Fund, in return for a premium, the right to buy the underlying security from the seller at a specified price during the term of the option. Writing Covered Call and Put Options on Portfolio Securities. A Fund may also write covered call and put options to generate income and thereby protect against price movements in the Fund's portfolio securities. As writer of a call option, the Fund has the obligation upon exercise of the option during the option period to deliver the underlying security upon payment of the exercise price. The Fund may only sell call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash or U.S. government securities in the amount of any additional consideration). As a writer of a put option, the Fund has the obligation to purchase a security from the purchaser of the option upon the exercise of the option. In the case of put options, the Fund will segregate cash or U.S. Treasury obligations with a value equal to or greater than the exercise price of the underlying securities. Stock Index Options. A Fund may purchase or sell put or call options on stock indices listed on national securities exchanges or traded in the over-the-counter market. A stock index fluctuates with changes in the market values of the stocks included in the index. Upon the exercise of the option, the holder of a call option has the right to receive, and the writer of a put option has the obligation to deliver, a cash payment equal to the difference between the closing price of the index and the exercise price of the option. The effectiveness of purchasing stock index options will depend upon the extent to which price movements in the Fund's portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss from the purchase of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by a Fund of options on stock indices will be subject to the ability of the Fund's adviser or subadviser to predict correctly movements in the directions of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks. Over-the-Counter Options. A Fund may generally purchase and write over-the-counter options on portfolio securities or in securities indices in negotiated transactions with the buyers or writers of the options when options on the portfolio securities held by the Fund or when the securities indices are not traded on an exchange. The Fund purchases and writes options only with investment dealers and other financial institutions (such as commercial banks or savings associations) deemed creditworthy by the Fund's Adviser or Subadviser. Over-the-counter options are two-party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third-party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while over-the-counter options may not. Risks. When a Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities or foreign currency subject to the futures contracts may not correlate perfectly with the prices of the securities or currency in the Fund's portfolio. This may cause the futures contract and any related options to react differently to market changes than the portfolio securities or foreign currency. In addition, a Fund's adviser or sub-adviser could be incorrect in its expectations about the direction or extent of market factors such as stock price movements or foreign currency exchange rate fluctuations. In these events, the Fund may lose money on the futures contract or option. It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although a Fund's adviser or sub-adviser will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. A Fund's ability to establish and close out futures and options positions depends on this secondary market. The inability to close these positions could have an adverse effect on the Fund's ability to hedge its portfolio. To minimize risks, a Fund may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's net assets after taking into account the unrealized profits and losses on those contracts it has entered into; and, provided further, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing such 5%. When a Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contract is unleveraged. When the Fund sells futures contracts, it will either own or have the right to receive the underlying future or security, or will make deposits to collateralize the position as discussed above.
Lending of Portfolio Securities. The collateral received when a Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. If the Fund does not have the right to vote securities on loan, it would terminate the loan and regain the right to vote if that were considered important with respect to the investment. Mortgage-Backed Securities. The following is additional information about Mortgage-Backed Securities.
       Adjustable Rate Mortgage Securities ("ARMS") . Unlike conventional bonds, ARMS pay back principal over the life of the ARMS rather than at maturity. Thus, a holder of the ARMS, such as a Fund, would receive monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing payments on the underlying mortgages. At the time that a holder of the ARMS reinvest the payments and any unscheduled prepayments of principal that it receives, the holder may receive a rate of interest which is actually lower than the rate of interest paid on the existing ARMS. As a consequence, ARMS may be a less effective means of "locking in" long-term interest rates than other types of U.S. government securities. Not unlike other U.S. government securities, the market value of ARMS will generally vary inversely with changes in market interest rates. Thus, the market value of ARMS generally declines when interest rates rise and generally rises when interest rates decline. While ARMS generally entail less risk of a decline during periods of rapidly rising rates, ARMS may also have less potential for capital appreciation than other similar investments (e.g., investments with comparable maturities) because, as interest rates decline, the likelihood increases that mortgages will be prepaid. Furthermore, if ARMS are purchased at a premium, mortgage foreclosures and unscheduled principal payments may result in some loss of a holder's principal investment to the extent of the premium paid. Conversely, if ARMS are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal would increase current and total returns and would accelerate the recognition of income, which would be taxed as ordinary income when distributed to shareholders. Collateralized Mortgage Obligations ("CMOs"). The following example illustrates how mortgage cash flows are prioritized in the case of CMOs most of the CMOs in which the Income Funds invest use the same basic structure: (1) Several classes of securities are issued against a pool of mortgage collateral. A common structure may contain four classes of securities. The first three (A, B, and C bonds) pay interest at their stated rates beginning with the issue date, and the final class (Z bond) typically receives any excess income from the underlying investments after payments are made to the other classes and receives no principal or interest payments until the shorter maturity classes have been retired, but then receives all remaining principal and interest payments; (2) The cash flows from the underlying mortgages are applied first to pay interest and then to retire securities; (3) The classes of securities are retired sequentially. All principal payments are directed first to the shortest-maturity class (or A bond). When those securities are completely retired, all principal payments are then directed to the next shortest-maturity security (or B bond). This process continues until all of the classes have been paid off. Because the cash flow is distributed sequentially instead of pro rata, as with pass-through securities, the cash flows and average lives of CMOs are more predictable, and there is a period of time during which the investors in the longer-maturity classes receive no principal paydowns. The interest portion of these payments is distributed by the Fund as income, and the capital portion is reinvested. Interest Only and Principal Only Investments. Some of the securities purchased by a Fund may represent an interest solely in the principal repayments or solely in the interest payments on Mortgage-Backed Securities (stripped mortgage-backed securities or "SMBSs"). SMBSs are usually structured with two classes and receive different proportions of the interest and principal distributions on the pool of underlying mortgage-backed securities. Due to the possibility of prepayments on the underlying mortgages, SMBSs may be more interest-rate sensitive than other securities purchased by the Funds. If prevailing interest rates fall below the level at which SMBSs were issued, there may be substantial prepayments on the underlying mortgages, leading to the relatively early prepayments of principal-only SMBSs (the principal-only or "PO" class) and a reduction in the amount of payments made to holders of interest-only SMBSs (the interest-only or "IO" class). Because the yield to maturity of an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage-backed securities, it is possible that the Fund might not recover its original investment on interest-only SMBSs if there are substantial prepayments on the underlying mortgages. The Funds' inability to fully recoup their investments in these securities as a result of a rapid rate of principal prepayments may occur even if the securities are rated by an NRSRO. Therefore, interest-only SMBSs generally increase in value as interest rates rise and decrease in value as interest rates fall, counter to changes in value experienced by most fixed income securities.
Municipal Securities. Examples of Municipal Securities include, but are not limited to: tax and revenue anticipation notes ("TRANs") issued to finance working capital needs in anticipation of receiving taxes or other revenues; tax anticipation notes ("TANs") issued to finance working capital needs in anticipation of receiving taxes; revenue anticipation notes ("RANs") issued to finance working capital needs in anticipation of receiving revenues; bond anticipation notes ("BANs") that are intended to be refinanced through a later issuances of longer-term bonds; municipal commercial paper and other short-term notes; variable rate demand notes; municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases; construction loan notes insured by the Federal Housing Administration and financed by the Federal or Government National Mortgage Associations; and participation, trust and partnership interests in any of the foregoing obligations. Diversification of the Intermediate Tax-Free Fund's investments is obtained geographically by purchasing issues of Municipal Securities representative of various areas of the U.S. and general obligations of states, cities and school districts as well as some revenue issues which meet the Funds' acceptable quality criteria.

       Municipal Leases. The Intermediate Tax-Free Fund may purchase Municipal Securities in the form of participation interests that represent an undivided proportional interest in lease payments by a governmental or nonprofit entity. The lease payments and other rights under the lease provide for and secure payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the participants cannot accelerate lease obligations upon default. The participants would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, unless the participation interests are credit enhanced, it is unlikely that the participants would be able to obtain an acceptable substitute source of payment. Under the criteria currently established by the Directors, the Fund's Adviser must consider the following factors in determining the liquidity of municipal lease securities: (1) the frequency of trades and quotes for the security; (2) the volatility of quotations and trade prices for the security; (3) the number of dealers willing to purchase or sell the security and the number of potential purchasers; (4) dealer undertakings to make a market in the security; (5) the nature of the security and the nature of the marketplace trades; (6) the rating of the security and the financial condition and prospects of the issuer of the security; (7) such other factors as may be relevant to the Funds' ability to dispose of the security; (8) whether the lease can be terminated by the lessee; (9) the potential recovery, if any, from a sale of the leased property upon termination of the lease; (10) the lessee's general credit strength; (11) the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations; and (12) any credit enhancement or legal recourse provided upon an event of nonappropriation or other termination of the lease. Variable Rate Municipal Securities. Variable interest rates generally reduce changes in the market value of Municipal Securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate Municipal Securities than for fixed income obligations. Many Municipal Securities with variable interest rates purchased by a Fund are subject to repayment of principal (usually within seven days) on the Fund's demand. For purposes of determining the Funds' average maturity, the maturities of these variable rate demand Municipal Securities (including participation interests) are the longer of the periods remaining until the next readjustment of their interest rates or the periods remaining until their principal amounts can be recovered by exercising the right to demand payment. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests, or a guarantor of either issuer.
   Portfolio Turnover. The decrease in turnover from fiscal year ended August 31, 1996 to fiscal year ended August 31, 1997 for the Large-Cap Growth & Income Fund was due primarily to the repositioning of the Fund portfolio in response to a change in Fund management. The total number of Fund holdings and turnover rate decreased to reflect the long-term investment strategy of the Fund manager. The Short-Term Income Fund's decline in portfolio turnover from fiscal year ended August 31, 1996 to fiscal year ended August 31, 1997 was primarily the result of
a lower utilization of mortgage "dollar roll" transactions.     Repurchase
Agreements. Each Fund requires its custodian to take possession of the securities subject to repurchase agreements and these securities are marked to market daily. To the extent that the original seller does not repurchase the securities from a Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller files for bankruptcy or becomes insolvent, disposition of such securities by the Fund might be delayed pending court action. The Funds believe that, under the regular procedures normally in effect for custody of the portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Funds and allow retention or disposition of such securities. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by a Fund's adviser or subadviser to be creditworthy pursuant to guidelines established by the Directors. Restricted and Illiquid Securities. The Funds may invest in commercial paper issued in reliance on the exemption from restriction afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Funds, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction.
Section 4(2) commercial paper is normally resold to other institutional investors like the Funds through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Funds believe that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Directors are quite liquid. The Funds intend, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Directors, including Section 4(2) commercial paper (as determined by a Fund's Adviser or Subadviser), as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because Section 4(2) commercial paper is liquid, the Funds intend to not subject such paper to the limitation applicable to restricted securities. Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements. This transaction is similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time. When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled. During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Money Market Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date on the reverse repurchase agreement. Swap Transactions. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," which is the return on or increase in value of a particular dollar amount invested at a particular interest rate, or in a "basket" of securities representing a particular index. For example, a $10 million LIBOR swap would require one party to pay the equivalent of the London Interbank Offer Rate on $10 million principal amount in exchange for the right to receive the equivalent of a fixed rate of interest on $10 million principal amount. Neither party to the swap would actually advance $10 million to the other. The Funds expect to enter into swap transactions primarily to hedge against changes in the price of other portfolio securities. For example, the Funds may hedge against changes in the market value of a fixed rate note by entering into a concurrent swap that requires the Funds to pay the same or a lower fixed rate of interest on a notional principal amount equal to the principal amount of the note in exchange for a variable rate of interest based on a market index. Interest accrued on the hedged note would then equal or exceed the Funds' obligations under the swap, while changes in the market value of the swap would largely offset any changes in the market value of the note. The Funds may also enter into swaps and caps to preserve or enhance a return or spread on a portfolio security. The Funds do not intend to use these transactions in a speculative manner. The Funds will usually enter into swaps on a net basis (i.e., the two payment streams are netted out), with a Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of the Funds' obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis, and the Funds will segregate liquid assets in an aggregate net asset value at least equal to the accrued excess, if any, on each business day. If a Fund enters into a swap on other than a net basis, a Fund will segregate liquid assets in the full amount accrued on a daily basis of a Fund's obligations with respect to the swap. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. The Adviser and Subadviser have determined that, as a result, the swap market has become relatively liquid. Interest rate caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than other swaps. To the extent swaps, caps or floors are determined by the Adviser or Subadviser to be illiquid, they will be included in a Fund's limitation on investments in illiquid securities. To the extent a Fund sells caps and floors, it will maintain in a segregated account cash and/or U.S. government securities having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of a Fund's obligations with respect to caps and floors. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser or Subadviser is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of a Fund would diminish compared with what it would have been if these investment techniques were not utilized. Moreover, even if the Adviser or Subadviser is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the portfolio security being hedged. Swap transactions do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to a default on an interest rate swap is limited to the net asset value of the swap together with the net amount of interest payments owed to a Fund by the defaulting party. A default on a portfolio security hedged by an interest rate swap would also expose a Fund to the risk of having to cover its net obligations under the swap with income from other portfolio securities. Warrants. The Equity Funds may purchase warrants. Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the underlying common stock. When-Issued and Delayed Delivery Transactions. These transactions are made to secure what is considered to be an advantageous price or yield for the Funds. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of a Fund sufficient to make payment for the securities to be purchased are segregated on a Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. Investment Limitations Fundamental Limitations

The following investment limitations are fundamental and cannot be changed without shareholder approval.
Selling Short and Buying on Margin

The Funds will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities. A deposit or payment by a Fund of initial or variation margin in connection with futures contracts, forward contracts or related options transactions is not considered the purchase of a security on margin. Issuing Senior Securities and Borrowing Money

The Funds will not issue senior securities except that each Fund may borrow money, directly or through reverse repurchase agreements, in amounts up to one-third of the value of its total assets ("net" assets in the case of the Money Market Fund, Short-Term Income Fund, and Intermediate Bond Fund) including the amounts borrowed; and except to the extent that a Fund is permitted to enter into futures contracts, options or forward contracts. Except for the International Stock Fund, a Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of its portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. Except for the International Stock Fund, a Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding. Pledging Assets

The Funds will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, each Fund may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of its total assets at the time of the pledge. For purposes of this limitation, the following are not deemed to be pledges: margin deposits for the purchase and sale of futures contracts and related options; and segregation of collateral arrangements made in connection with options activities, forward contracts or the purchase of securities on a when-issued basis. Lending Cash or Securities

The Funds will not lend any of their assets except portfolio securities. Except for the International Stock Fund, loans may not exceed one-third of the value of a Fund's total assets. This shall not prevent a Fund from purchasing or holding U.S. government obligations, money market instruments, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment objective, policies, and limitations. Investing in Commodities

The Funds will not purchase or sell commodities, commodity contracts, or commodity futures contracts. However, except for the Short-Term Income Fund, the Intermediate Bond Fund, and the Money Market Fund, a Fund may purchase and sell futures contracts and related options, and the International Stock Fund may also enter into forward contracts and related options. Investing in Real Estate

The Funds will not purchase or sell real estate, including limited partnership interests, although a Fund may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or which represent interests in real estate. Diversification of Investments

With respect to securities comprising 75% of the value of its total assets, a Fund will not purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer or if it would own more than 10% of the outstanding voting securities of such issuer. Under this limitation, the Intermediate Tax Free Fund will consider each governmental subdivision, including states and the District of Columbia, territories, possessions of the United States, or their political subdivisions, agencies, authorities, instrumentalities, or similar entities, a separate issuer if its assets and revenues are separate from those of the governmental body creating it and the security is backed only by its own assets and revenues. Industrial developments bonds backed only by the assets and revenues of a nongovernmental user are considered to be issued solely by that user. If in the case of an industrial development bond or government-issued security, a governmental or some other entity guarantees the security, such guarantee would be considered a separate security issued by the guarantor, subject to a limit on investments in the guarantor of 10% of total assets. Concentration of Investments

(Intermediate Tax-Free Fund only)
   The Intermediate Tax-Free Fund will not invest 25% or more of the value of its total assets in any one industry, except for temporary defensive purposes, the Fund may invest 25% or more of the value of its total assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, and repurchase agreements collateralized by such
securities.     In addition, the Intermediate Tax-Free Fund may invest more than
25% of the value of its total assets in obligations issued by any state, territory, or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, including tax-exempt project notes guaranteed by the U.S. government, regardless of the location of the issuing municipality. This policy applies to securities which are related in such a way that an economic, business, or political development affecting one security would also affect the other securities (such as securities paid from revenues from selected projects in transportation, public works, education, or housing). (All Other Funds) A Fund will not invest 25% or more of its total assets in any one industry. However, investing in U.S. government securities (and domestic bank instruments for the Money Market Fund) shall not be considered investments in any one industry. Underwriting

A Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted (the term "restricted" does not apply to the Intermediate Tax-Free Fund) securities which the Fund may purchase pursuant to its investment objective, policies and limitations.

Non-Fundamental Limitations

The following investment limitations are non-fundamental and, therefore, may be changed by the Directors without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Investing in Illiquid and Restricted Securities

The Funds will not invest more than 15% (10% for the Money Market Fund) of the value of their net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable fixed time deposits with maturities over seven days, over-the-counter options, guaranteed investment contracts, and certain restricted securities not determined by the Directors to be liquid (including certain municipal leases). Purchasing Securities to Exercise Control

The Funds will not purchase securities of a company for the purpose of exercising control or management.
Investing in Securities of Other Investment Companies

Each Fund will limit its investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, will invest no more than 5% of total assets in any one investment company, and will invest no more than 10% of its total assets in investment companies in general, unless permitted to exceed these limits by an exemptive order of the SEC. The Funds will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. The Money Market Fund will limit its investments in other investment companies to those of money market funds having investment objectives and policies similar to its own. Investing in Options

Except for bona fide hedging purposes, a Fund may not invest more than 5% of the value of its net assets in the sum of (a) premiums on open option positions on futures contracts, plus (b) initial margin deposits on futures contracts. A Fund will not purchase put options or write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or has segregated cash in the amount of any further payment. A Fund will not write call options in excess of 25% of the value of its total assets. Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. For purposes of its policies and limitations, the Fund considers instruments (such as certificates of deposit and demand and time deposits) issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Regulatory Compliance. The Money Market Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this statement of additional information, in order to comply with applicable laws and regulations. In particular, the Money Market Fund will comply with the various requirements of Rule 2a-7 under the Act, which regulates money market mutual funds. For example, Rule 2a-7 generally prohibits the investment of more than 5% of the Money Market Fund's total assets in the securities of any one issuer, although the Money Market Fund's fundamental investment limitation only requires such 5% diversification with respect to 75% of its assets. The Money Market Fund will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Money Market Fund may change these operational policies to reflect changes in the laws and regulations without shareholder approval. Marshall Funds, Inc. Management The Corporation was established as a Wisconsin corporation under the laws of the State of Wisconsin on July 31, 1992. The Corporation's authorized capital consists of 50,000,000,000 shares of common stock with a par value of $.0001 per share. Shareholders of each Fund are entitled: (i) to one vote per full share of Common Stock; (ii) to such distributions as may be declared by the Corporation's Directors out of funds legally available; and (iii) upon liquidation of the Corporation, to participate ratably in the assets of the Fund available for distribution. Each share of the Fund gives the shareholder one vote in the election of Directors and other matters submitted to shareholders for vote. All shares of each portfolio or class in the Corporation have equal voting rights, except that only shares of a particular portfolio or class are entitled to vote on matters affecting that portfolio or class. There are no conversion or sinking fund provisions applicable to the shares, and the holders have no preemptive rights and may not cumulate their votes in the election of Directors. Consequently, the holders of more than 50% of the Corporation's shares of common stock voting for the election of Directors can elect the entire Board of Directors, and, in such event, the holders of the Corporation's remaining shares voting for the election of Directors will not be able to elect any person or persons to the Board of Directors.

The Wisconsin Business Corporation Law (the "WBCL") permits registered investment companies, such as the Corporation, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the Act. The Corporation has adopted the appropriate provisions in its By-laws and does not anticipate holding an annual meeting of shareholders to elect Directors unless otherwise required by the Act. Directors may be removed by the shareholders at a special meeting. A special meeting of the shareholders may be called by the Directors upon written request of shareholders owning at least 10% of the Corporation's outstanding voting shares.

The shares are redeemable and are transferable. All shares issued and sold by the Corporation will be fully paid and nonassessable except as provided in WBCL
Section 180.0622(2)(b). Fractional shares of common stock entitle the holder to the same rights as whole shares of common stock except the right to receive a certificate evidencing such fractional shares.

The definitions of the terms "series" and "class" in the WBCL differ from the meanings assigned to those terms in the prospectus and this Statement of Additional Information. The Articles of Incorporation of the Corporation reconcile this inconsistency in terminology, and provide that the prospectus and Statement of Additional Information may define these terms consistently with the use of those terms under the Act and the Internal Revenue Code.

Officers and Directors

Officers and Directors are listed with their addresses, principal occupations, and present positions, including any affiliation with Marshall & Ilsley Corp., Federated Investors, Federated Securities Corp., Federated Shareholder Services Company, Federated Services Company, and Federated Administrative Services.


Edward C. Gonzales*
Federated Investors Tower
Pittsburgh, PA
October 22, 1930

Chairman, Director and Treasurer

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director, Executive Vice President, Vice President and/or Treasurer of certain investment companies advised or distributed by affiliates of Federated Investors.


John DeVincentis
4700 21st Street
Racine, WI  53406
March 27, 1934

Director

Independent Financial Consultant; Retired, formerly, Senior Vice President of Finance, In-Sink-Erator Division of Emerson Electric.

Ody J. Fish
547 Progress Drive
Hartland, WI
June 16, 1925

Director

Formerly, Director, Newton Income Fund, Inc. and Newton Growth Fund, Inc.; Private Investor; Formerly President Pal-O-Pak Insulation Company; Director, Stokely U.S.A.; Director, Quest Technologies; President, Wisconsin Academy of Science, Arts and Letters.

Paul E. Hassett
1630 Capital Avenue
Madison, WI
September 4, 1917

Director

Formerly, Director, Newton Income Fund, Inc. and Newton Growth Fund, Inc.; Retired, formerly President, Wisconsin Manufacturers and Commerce.

Joseph S. Machi
Federated Investors Tower
Pittsburgh, PA
May 22, 1962

Vice President and Assistant Treasurer

Vice President, Federated Administrative Services; Director, Proprietary Client Management and Services Group, Federated Investors; Vice President and Assistant Treasurer of certain funds for which Federated Securities Corp. is the principal distributor.


Peter J. Germain
Federated Investors Tower
Pittsburgh, PA
September 3, 1959

Secretary

Senior Corporate Counsel, Federated Investors.


* This Director is deemed to be an "interested person" of a Fund or the Corporation as defined in the Investment Company Act of 1940.
Fund Ownership

Officers and Directors of the Corporation own less than 1% of each Fund's
outstanding shares.    As of October 6, 1997, the following shareholders of
record owned 5% or more of a Fund's outstanding shares:

Equity Income Fund
Maril & Co., Marshall & Ilsley Trust Operations, Milwaukee, Wisconsin, owned approximately 10,819,670 shares (50.94%); and Mitra & Co., Marshall & Ilsley Trust Operations, Milwaukee, Wisconsin, owned approximately 8,973,659 shares (42.24%). Large-Cap Growth & Income Fund Maril & Co., Marshall & Ilsley Trust Operations, Milwaukee, Wisconsin, owned approximately 4,584,080 shares (23.55%); and Mitra & Co., Marshall & Ilsley Trust Operations, Milwaukee, Wisconsin, owned approximately 11,342,929 shares (58.28%). Mid-Cap Value Fund Vallee, Marshall & Ilsley Trust Operations, Milwaukee, Wisconsin, owned approximately 763,777 shares (6.94%); Maril & Co., Marshall & Ilsley Trust Operations, Milwaukee, Wisconsin, owned approximately 4,610,972shares (41.92%); and Mitra & Co., Marshall & Ilsley Trust Operations, owned approximately 5,125,882 shares (46.6%). Mid-Cap Growth Fund Maril & Co., Marshall & Ilsley Trust Operations, Milwaukee, Wisconsin, owned approximately 5,726,739 shares (42.92%); and Mitra & Co., Marshall & Ilsley Trust Operations, Milwaukee, Wisconsin, owned approximately 6,611,247 shares (49.55%). International Stock Fund Maril & Co., Marshall & Ilsley Trust Operations, Milwaukee, Wisconsin, owned approximately 7,966,140shares (45.92%); and Mitra & Co., Marshall & Ilsley Trust Operations, Milwaukee, Wisconsin, owned approximately 8,098,139 shares (46.68%). Small-Cap Growth Fund Maril & Co., Marshall & Ilsley Trust Operations, Milwaukee, Wisconsin, owned approximately 1,621,934 shares (33.45%); and Mitra & Co., Marshall & Ilsley Trust Operations, Milwaukee, Wisconsin, owned approximately 2,286,280 shares (47.15%). Short-Term Income Fund Maril & Co., Marshall & Ilsley Trust Operations, Milwaukee, Wisconsin , owned approximately 7,577,195 shares (49.04%); andMitra & Co., Marshall & Ilsley Trust Operations, Milwaukee, Wisconsin, owned approximately 6,765,033 shares (43.78%) Intermediate Bond Fund Mitra & Co., Marshall & Ilsley Trust Operations, Milwaukee, Wisconsin, owned approximately 20,857,515 shares (49.48%); and Vallee, Marshall & Ilsley Trust Operations, Milwaukee, Wisconsin, owned approximately 18,977,996 shares (45.02%). Government Income Fund Maril & Co., Marshall & Ilsley Trust Operations, Milwaukee, Wisconsin, owned approximately 9,346,161 shares (43.00%); and Mitra & Co., Marshall & Ilsley Trust Operations, Milwaukee, Wisconsin, owned approximately 9,761,525shares (44.91%). Intermediate Tax-Free Fund Maril & Co., Marshall & Ilsley Trust Operations, Milwaukee, Wisconsin, owned approximately 7,923,959 shares (87.42%); and Mitra & Co., Marshall & Ilsley Trust Operations, Milwaukee, Wisconsin, owned approximately 863,247 shares (9.52%). Money Market Fund Maril & Co., Milwaukee, Wisconsin, owned approximately 866,842,703 of the Class A Shares of the Fund (67.75%); Miaz & Co., Milwaukee, Wisconsin, owned approximately 84,492,287 of the Class A Shares of the Fund (6.60%); Pacific Northwest Bank, Seattle, Washington, owned approximately 4,801,183 of the Class B Shares of the Fund (5.32%); M & I BSS Appleton, Appleton, Wisconsin, owned approximately 14,139,296 of the Class B Shares of the Fund (15.66%); M&I BSS Madison, Appleton, Wisconsin, owned approximately 14,719,497 of the Class B Shares of the Fund (16.30%); and M&I BSS Janesville, Appleton, Wisconsin, owned approximately 11,846,156 of the Class B Shares of the Fund (13.12%).

   Directors' Compensation



NAME,                                         AGGREGATE
POSITION WITH                                 COMPENSATION
CORPORATION                                   FROM CORPORATION*#

Edward C. Gonzales,
Chairman, Director, and Treasurer           $ -0-

John DeVincentis,                                         $ 11,000
Director

Ody J. Fish,                                                    $ 11,000
Director

Paul E. Hassett, $ 11,000 Director * Information is furnished for the fiscal year ended August 31, 1997. The Corporation is the only investment company in the Fund Complex. # The aggregate compensation is provided for the Corporation
which is comprised of eleven portfolios.     Investment Advisory Services
Adviser to the Funds

The Funds' investment adviser is M&I Investment Management Corp. ("Adviser"). The Adviser shall not be liable to the Corporation, the Funds or any shareholder of the Funds for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation. Because of the internal controls maintained by the Adviser's affiliates to restrict the flow of non-public information, Fund investments are typically made without any knowledge of the Adviser or its affiliates' lending relationships with an issuer. Advisory Fees

   For the fiscal years ended August 31, 1997, 1996, and 1995, the Adviser earned fees from Equity Income Fund of $1,964,826, $1,101,454, and $584,150, respectively, of which $0, $0, and $69,757, respectively, were voluntarily waived. For the fiscal years ended August 31, 1997, 1996, and 1995, the Adviser earned fees from Large-Cap Growth & Income Fund of $1,877,032, $2,003,427, and $1,813,889, , respectively, of which $0, $0, and $17,481 were voluntarily waived. For the fiscal years ended August 31, 1997, 1996, and 1995, the Adviser earned fees from Mid-Cap Value Fund of $1,245,668, $1,556,051, and $1,592,905, respectively. For the fiscal years ended August 31, 1997, 1996, and 1995, the Adviser earned fees from Mid-Cap Growth Fund of $1,288,819, $917,068, and $585,271, respectively, of which $0, $0, and $64,161, respectively, were voluntarily waived. For the fiscal year ended August 31, 1997, 1996, and for the period from September 2, 1994 (date of initial public investment), to August 31, 1995, the Adviser earned fees from International Stock Fund of $1,857,261, $1,179,310, and $727,503, respectively, of which $0, $0, and $31,759, respectively, were voluntarily waived. For the period from September 3, 1996 (date of initial public investment) to August 31, 1997, the Adviser earned fees from Small-Cap Growth Fund of $368,209. For the fiscal years ended August 31, 1997, 1996, and 1995, the Adviser earned fees from Short-Term Income Fund of $736,245, $540,501, and $537,366, respectively, of which $429,010, $357,041, and
$355,637, respectively, were voluntarily waived. For the fiscal years ended August 31, 1997, 1996, and 1995, the Adviser earned fees from Intermediate Bond Fund of $2,440,381, $2,253,912, and $2,046,206, respectively, of which $346,194,
$338,087, and $272,827, respectively, were voluntarily waived. For the fiscal years ended August 31, 1997, 1996, and 1995, the Adviser earned fees from Government Income Fund of $1,304,960, $938,027, and $635,592, respectively, of which $272,824, $243,416, and $216,611, respectively, were voluntarily waived. For the fiscal years ended August 31, 1997, 1996, and 1995, the Adviser earned fees from Intermediate Tax-Free Fund of $463,700, $314,337, and $243,850, respectively, of which $238,359, $196,013, and $176,613, respectively, were voluntarily waived. For the fiscal years ended August 31, 1997, 1996, and 1995, the Adviser earned fees from Money Market Fund of $6,354,005, $5,636,051, and $5,435,257, respectively, of which $3,304,082, $2,930,747, and $2,826,334,
respectively were voluntarily waived.     Subadviser to International Stock Fund

Templeton Investment Counsel, Inc. ("TICI") is the subadviser to the International Stock Fund under the terms of a Subadvisory Contract between the Adviser and TICI. It is the Adviser's responsibility to select, subject to review and approval by the Corporation's Directors, a subadviser for the International Stock Fund that has distinguished itself in its area of expertise in asset management and to review the subadviser's continued performance. Subject to the supervision and direction of the Corporation's Directors, the Adviser provides investment management evaluation services principally by performing initial due diligence on TICI and thereafter monitoring TICI's performance through quantitative and qualitative analysis, as well as periodic in-person, telephonic and written consultations with TICI. In evaluating TICI, the Adviser considers, among other factors, TICI's level of expertise; relative performance and consistency of performance over a minimum period of time; level of adherence to investment discipline or philosophy; personnel, facilities and financial strength; and quality of service and client communications. The Adviser has responsibility for communicating performance expectations and evaluations to TICI and ultimately recommending to the Corporation's Directors whether TICI's contract should be renewed, modified or terminated. The Adviser provides written reports to the Directors regarding the results of its evaluation and monitoring functions. The Adviser is also responsible for conducting all operations of the International Stock Fund, except those operations contracted to TICI, the custodian, the transfer agent, and the administrator. Although TICI's activities are subject to oversight by the Directors and officers of the Corporation, neither the Directors, the officers, nor the Adviser evaluates the investment merits of TICI's individual security selections. TICI has complete discretion to purchase, manage and sell portfolio securities for the International Stock Fund, subject to the International Stock Fund's investment objective, policies and limitations. However, TICI will furnish to the Adviser such investment advice, statistical and other factual information as may from time to time be reasonably requested by the Adviser. TICI is a Florida corporation and an indirect wholly-owned subsidiary of Franklin Resources, Inc. ("Franklin"), a publicly traded company whose shares are listed on the New York Stock Exchange. Charles B. Johnson, Rupert H. Johnson, Jr. and R. Martin Wiskemann are principal shareholders of Franklin and own, respectively, approximately 20%, 16% and 10% of its outstanding shares. Messrs. Charles B. Johnson and Rupert H. Johnson, Jr. are brothers. Research services may be provided to TICI by various affiliates, including Templeton, Galbraith & Hansberger Ltd. and Templeton Quantitative Advisors, Inc., corporations registered under the Investment Advisers Act of 1940, and Templeton Management Limited, a Canadian company. The research services include information, analytical reports, computer screening studies, statistical data, and factual resumes pertaining to securities in the United States and in various foreign nations. Such supplemental research, when utilized, is subject to analysis by TICI before being incorporated into the investment advisory process. TICI pays these affiliates compensation and reimbursement of expenses as mutually agreed upon, without cost to the Fund. These affiliates and TICI are independent contractors and in no sense is any of them an agent for the other. Any of them is free to discontinue such research services at any time on 30 days' notice without cost or penalty. It is understood that TICI may have advisory, management, service or other contracts with other individuals or entities, and may have other interests and businesses. When a security proposed to be purchased or sold for the International Stock Fund is also to be purchased or sold for other accounts managed by TICI at the same time, TICI shall make such purchases or sales on a pro-rata, rotating or other equitable basis so as to avoid any one account being preferred over any other account. Although this may adversely affect the price the International Stock Fund pays or receives, or the size of the position it obtains, it may also enable TICI to negotiate lower
transaction costs.    For the fiscal years ended August 31, 1997 and 1996, and
for the period from September 2, 1994 (date of initial public investment), to August 31, 1995, TICI earned fees from the International Stock Fund of $816,182, $544,167, and $363,752, respectively, of which $0, $0, and $15,880, respectively, were voluntarily waived.

Other Services
Administrative Services

Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the
prospectus.    For the fiscal years ended August 31, 1997, 1996, and 1995, ,
Federated Administrative Services ("FAS") received fees from Equity Income Fund of $227,695, $131,196, and $70,707, respectively. For the fiscal years ended August 31, 1997, 1996, and 1995, FAS received fees from Large-Cap Growth & Income Fund of $217,817, $238,801, and $219,917. For the fiscal years ended August 31, 1997, 1996, and 1995, FAS received fees from Mid-Cap Value Fund of $144,711, $185,501, and $193,180, respectively. For the fiscal years ended August 31, 1997, 1996, and 1995, FAS received fees from Mid-Cap Growth Fund of $149,489, $109,258, and $70,878, respectively. For the fiscal years ended August 31, 1997 and 1996, and for the period from September 2, 1994 (date of initial public investment), to August 31, 1995, FAS received fees from International Stock Fund of $161,481, $108,298, and $66,944, respectively. For the period from September 3, 1996 (date of initial public investment) to August 31, 1997, FAS received fees from Small-Cap Growth Fund of $44,185. For the fiscal years ended August 31, 1997, 1996, and 1995, FAS received fees from Short-Term Income Fund of $106,697, $80,507, and $81,509, respectively. For the fiscal years ended August 31, 1997, 1996, and 1995, FAS received fees from Intermediate Bond Fund of $354,123, $335,733, and $310,184, respectively. For the fiscal years ended August 31, 1997, 1996, and 1995, FAS received fees from Government Income Fund of $151,306, $111,760, and $77,015, respectively. For the fiscal years ended August 31, 1997, 1996, and 1995, FAS received fees from Intermediate Tax-Free Fund of $67,231, $50,437, and $50,000, respectively, of which $0, $0, and $13,052, respectively, were voluntarily waived. For the fiscal years ended August 31, 1997, 1996, and 1995, FAS received fees from Money Market Fund of
$1,105,666, $1,007,572, and $988,602, respectively.     Transfer Agent and
Dividend Disbursing Agent

Federated Services Company, Pittsburgh, Pennsylvania, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders. The fee is based on the level of the Funds' average net assets for the period plus out-of-pocket expenses. The transfer agent may employ third parties, including Marshall & Ilsley Trust Company, to provide sub-accounting and sub-transfer agency services. In exchange for these services, the transfer agent may pay such third-party providers a per account fee and out-of-pocket expenses. Custodian

Marshall & Ilsley Trust Company ("M&I Trust Company"), Milwaukee, Wisconsin, a subsidiary of Marshall & Ilsley Corp., is custodian for the securities and cash of the Fund. For its services as custodian, M&I Trust Company receives an annual fee, payable monthly, based on a percentage of a Fund's average aggregate daily net assets. M&I Trust Company has entered into agreements with foreign subcustodians approved by the Directors pursuant to Rule 17f-5 under the Act. The foreign subcustodians may not hold certificates for the securities in their custody, but instead have book records with domestic and foreign securities depositories, which in turn have book records with the transfer agents of the issuers of the securities. Compensation for the services of the foreign subcustodians is based on a schedule of charges agreed on from time to time. Independent Public Accountants

The Independent Public Accountants for the Funds are Arthur Andersen LLP.


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Shareholder Servicing Arrangements
   For the fiscal year ended August 31, 1997, Federated Shareholder Services Company ("FSSC") earned shareholder servicing fees of $649,476 from Equity Income Fund. For the fiscal years ended August 31, 1996 and 1995, Marshall Funds Investors Services ("MFIS") earned shareholder servicing fees of $29,372, and $14,413, respectively, from Equity Income Fund. For the fiscal year ended August 31, 1997, FSSC earned shareholder servicing fees of $617,730 from Large-Cap Growth & Income Fund. For the fiscal years ended August 31, 1996, and 1995, MFIS earned shareholder servicing fees of $53,425, and $43,568, respectively, from Large-Cap Growth & Income Fund. For the fiscal year ended August 31, 1997, FSSC earned shareholder servicing fees of $409,065 from Mid-Cap Value Fund. For the fiscal years ended August 31, 1996 and 1995, MFIS earned shareholder servicing fees of $41,495, and $38,070, respectively, from Mid-Cap Value Fund. For the fiscal year ended August 31, 1997, FSSC earned shareholder servicing fees of $425,100 from Mid-Cap Growth Fund. For the fiscal years ended August 31, 1996 and 1995, MFIS earned shareholder servicing fees of $24,455 and $14,323, respectively, from Mid-Cap Growth Fund. For the fiscal year ended August 31, 1997, FSSC earned shareholder servicing fees of $459,801 from International Stock Fund. For the fiscal year ended August 31, 1996 and for the period from September 2, 1994 (date of initial public investment), to August 31, 1995, MFIS earned shareholder servicing fees of $23,586 and $13,349, respectively, from International Stock Fund. For the period from September 3, 1996 (date of initial public investment) to August 31, 1997, FSSC earned shareholder servicing fees of $91,950 from Small-Cap Growth Fund. For the fiscal year ended August 31, 1997, FSSC earned shareholder servicing fees of $303,595 from Short-Term Income Fund, of which, $279,053 was voluntarily waived. For the fiscal years ended August 31, 1996 and 1995, MFIS earned shareholder servicing fees of $18,107 and $15,860, respectively, from Short-Term Income Fund. For the fiscal year ended August 31, 1997, FSSC earned shareholder servicing fees of $1,004,126 from Intermediate Bond Fund. For the fiscal years ended August 31, 1996 and 1995, MFIS earned shareholder servicing fees of $75,130, and $61,234, respectively, from Intermediate Bond Fund, of which, $922,780 was voluntarily waived. For the fiscal year ended August 31, 1997, FSSC earned shareholder servicing fees of $430,633 from Government Income Fund, of which, 395,834 was voluntarily waived. For the fiscal years ended August 31, 1996 and 1995, MFIS earned shareholder servicing fees of $25,014 and $15,385, respectively, for Government Income Fund. For the fiscal year ended August 31, 1997, FSSC earned shareholder servicing fees of $191,129 from Intermediate Tax-Free Fund, of which, $175,672 was voluntarily waived. For the fiscal years ended August 31, 1996 and 1995, MFIS earned shareholder servicing fees of $10,478 and $7,339, respectively, from Intermediate Tax-Free Fund. For the fiscal years ended August 31, 1997, 1996, and 1995, MFIS earned shareholder servicing fees of $254,160, $225,442, and $194,970, respectively, from Money Market Fund.

Brokerage Transactions
The Adviser and/or TICI may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to a Fund, the Adviser, or TICI and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. The Adviser, TICI, and their affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. Research services provided by brokers and dealers may be used by the Adviser and TICI in advising the Funds and other accounts. To the extent that receipt of these services may supplant services for which the Adviser, TICI, or their affiliates might otherwise have paid, it would tend to
reduce their expenses.    For the fiscal years ended August 31, 1997, 1996, and
1995, the Equity Income Fund paid $468,108, $221,712, and $137,799, respectively, in brokerage commissions on brokerage transactions. For the fiscal years ended August 31, 1997, 1996, and 1995, the Large-Cap Growth & Income Fund paid $309,709, $918,703, and $369,668, respectively, in brokerage commissions on brokerage transactions. For the fiscal years ended August 31, 1997, 1996, and 1995 the Mid-Cap Value Fund paid $364,246, $524,079, and $549,637, respectively, in brokerage commissions on brokerage transactions. For the fiscal years ended August 31, 1997, 1996, and 1995, the Mid-Cap Growth Fund paid $580,150, $353,770, and $248,008, respectively, in brokerage commissions on brokerage transactions. For the fiscal years ended August 31, 1997 and 1996, and for the period from September 2, 1994 (date of initial public investment), to August 31, 1995, the International Stock Fund paid $340,030, $115,382, and $276,073,respectively in brokerage commissions on brokerage transactions. For the period from September 3, 1996 (date of initial public investment) to August 31, 1997, the Small-Cap Growth Fund paid $117,618 in brokerage commissions on
brokerage transactions.     Purchasing Shares with Securities A Fund may accept
securities in exchange for its shares. A Fund will allow such exchanges only upon the prior approval of the Fund and a determination by the Fund and its adviser(s) that the securities to be exchanged are acceptable. Any securities exchanged must meet the investment objective and policies of the Fund, must have a readily ascertainable market value. The market value of any securities exchanged in an initial investment, plus any cash, must be at least equal to the minimum investment in the Fund. Securities accepted by a Fund will be valued in the same manner as the Fund values its assets. The basis of the exchange will depend on the net asset value of Fund shares on the day the securities are valued. One share of the Fund will be issued for the equivalent amount of securities accepted. Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities become the property of the Fund, along with the securities. If an exchange is permitted, it will be treated as a sale for federal income tax purposes. Depending upon the cost basis of the securities exchanged for Fund shares, a gain or loss may be realized by the investor. Distribution Plan The Corporation has adopted a plan for the International Stock Fund, Small-Cap Growth Fund, and for Class B Shares of the Money Market Fund ("Plan Shares") pursuant to Rule 12b-1 (the "Plan") which was promulgated by the Securities and Exchange Commission pursuant to the Act. The Plan provides that the Funds' distributor, Federated Securities Corp., shall act as the distributor of Plan Shares, and it permits the payment of fees to brokers, dealers and administrators for distribution and/or administrative services. The Plan is designed to (i) stimulate brokers, dealers and administrators to provide distribution and/or administrative support services to the Funds and holders of Plan Shares. These services are to be provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to: providing office space, equipment, telephone facilities, and various personnel, including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investment of client account cash balances; answering routine client inquiries regarding the Plan Shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Funds reasonably request. Other benefits which the Funds hope to achieve through the Plan include, but are not limited to, the following: (1) an efficient and effective administrative system; (2) a more efficient use of assets of holders of Plan Shares by having them rapidly invested in the Funds with a minimum of delay and administrative detail; and (3) an efficient and reliable records system for holders of Plan Shares and prompt
responses to shareholder requests and inquiries concerning their accounts.    By
adopting the Plan, the Directors expect that the Funds will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Funds in seeking to achieve their investment objectives. By identifying potential investors in Plan Shares whose needs are served by the Funds' objectives and properly servicing these accounts, the Funds may be able to curb sharp fluctuations in rates of redemptions and sales. Currently, no fee is being accrued for the International Stock Fund or the Small-Cap Growth Fund. For the fiscal year ended August 31, 1997, the Money Market Fund paid $306,798 to the
distributor on behalf of the Class B Shares.     Determining Market Value Use of
the Amortized Cost Method (Money Market Fund only)

The Directors have decided that the best method for determining the value of portfolio instruments for the Money Market Fund is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. The Money Market Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with the provisions of Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Act. Under the Rule, the Directors must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. Under the Rule, the Money Market Fund is permitted to purchase instruments which are subject to demand features or standby commitments. As defined by the Rule, a demand feature entitles the Fund to receive the principal amount of the instrument from the issuer or a third party on (1) no more than 30 days' notice or (2) at specified intervals not exceeding 397 days on no more than 30 days' notice. A standby commitment entitles the Fund to achieve same-day settlement and to receive an exercise price equal to the amortized cost of the underlying instrument plus accrued interest at the time of exercise. The Money Market Fund acquires instruments subject to demand features and standby commitments to enhance the instrument's liquidity. The Fund treats demand features and standby commitments as part of the underlying instruments, because the Fund does not acquire them for speculative purposes and cannot transfer them separately from the underlying instruments. Therefore, although the Fund defines demand features and standby commitments as "puts," the Fund does not consider them to be corporate investments for purposes of its investment policies. Monitoring Procedures. The Directors' procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Directors will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Directors will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value. Investment Restrictions. The Rule requires that the Money Market Fund limit its investments to instruments that, in the opinion of the Directors, present minimal credit risks and have received the requisite rating from one or more NRSROs. If the instruments are not rated, the Directors must determine that they are of comparable quality. The Rule also requires the Fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable net asset value of $1.00 per share. In addition, no instrument with a remaining maturity of more than 397 days can be purchased by the Fund. Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Money Market Fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible. Shares of investment companies purchased by the Fund will meet these same criteria and will have investment policies consistent with Rule 2a-7. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Money Market Fund, computed based upon amortized cost valuation, may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the indicated daily yield on shares of the Fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates. Market Values (All Other Funds)

Market values of portfolio securities of Funds other than the Money Market Fund are determined as follows:
      o for domestic equity securities and foreign securities, according to the last reported sales price on a recognized securities exchange, if available;

      o in the absence of recorded sales for domestic equity securities, according to the mean between the last closing bid and asked prices;

     o in the absence of reported sales prices for foreign securities or if the foreign security is traded over-the-counter, according to the last reported bid price;

     o for domestic bonds and other fixed income securities, at the last sales price on a national securities exchange if available, otherwise as determined by an independent pricing service;

     o for domestic short-term obligations, according to the mean between bid and asked price as furnished by an independent pricing service;

     o for short-term obligations with remaining maturities of less than 60 days at the time of purchase, at amortized cost, which approximates fair value; or

      o at fair value as determined in good faith by the Directors.

If a security is traded on more than one exchange, the price on the primary market for that security, as determined by the Fund's adviser or subadviser, is used. Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may reflect institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The Funds will value futures contracts, and options on stocks, stock indices and futures contracts at their market values established by the exchanges at the close of option trading on such exchanges unless the Directors determine in good faith that another method of valuing these positions is necessary. Trading in Foreign Securities

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange. In computing its net asset value, the International Stock Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the New York Stock Exchange. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the New York Stock Exchange. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Directors, although the actual calculation may be done by others. Redemption in Kind Although the Corporation intends to redeem shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from a Fund's portfolio. To the extent available, such securities will be readily marketable. Redemption in kind will be made in conformity with applicable Securities and Exchange Commission rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Directors determine to be fair and equitable. The Corporation has elected to be governed by Rule 18f-1 under the Act, which obligates the Corporation to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur transaction costs. Banking Laws Banking laws and regulations presently prohibit a bank holding company registered under the federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end management investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, or distributing securities. However, such banking laws and regulations do not prohibit such a holding company, affiliate, or banks generally from acting as investment adviser, transfer agent or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of such a customer. M&I Corp. is subject to such banking laws and regulations.

M&I Corp. believes, based on the advice of its counsel, that M&I Investment Management Corp. may perform the services contemplated by the investment advisory agreement with the Corporation without violation of the Glass-Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of such present or future statutes and regulations, could prevent M&I Investment Management Corp. or M&I Corp. from continuing to perform all or a part of the services described in the prospectus for its customers and/or the Fund. If M&I Investment Management Corp. and M&I Corp. were prohibited from engaging in these activities, the Directors would consider alternative advisers and means of continuing available investment services. In such event, changes in the operation of the Fund may occur, including possible termination of any automatic or other Fund share investment and redemption services then being provided by M&I Investment Management Corp. and M&I Brokerage Services or MFIS. It is not expected that existing shareholders would suffer any adverse financial consequences if another adviser with equivalent abilities to M&I Investment Management Corp. is found as a result of any of these occurrences.

Tax Status
The Funds' Tax Status

The Funds will pay no federal income tax because each Fund expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, each Fund must, among other requirements:

     o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;



      o  invest in securities within certain statutory limits; and

     o distribute to its shareholders at least 90% of its net income earned during the year.

There are tax uncertainties with respect to whether increasing rate securities will be treated as having an original issue discount. If it is determined that the increasing rate securities have original issue discount, a holder will be required to include as income in each taxable year, in addition to interest paid on the security for that year, an amount equal to the sum of the daily portions of original issue discount for each day during the taxable year that such holder holds the security. There may also be tax uncertainties with respect to whether an extension of maturity on an increasing rate note will be treated as a taxable exchange. In the event it is determined that an extension of maturity is a taxable exchange, a holder will recognize a taxable gain or loss, which will be a short-term capital gain or loss if the holder holds the security as a capital asset, to the extent that the value of the security with an extended maturity differs from the adjusted basis of the security deemed exchanged therefor. Foreign Taxes

Investment income on certain foreign securities may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which a Fund would be subject. However, if a Fund may invest in the stock of certain foreign corporations that constitute a Passive Foreign Investment Company (PFIC), then federal income taxes may be imposed on a Fund upon disposition of PFIC investments. Shareholders' Tax Status

The dividends received deduction for corporations will apply to ordinary income distributions to the extent the distribution represents amounts that would qualify for the dividends received deduction to the Equity Funds if the Equity Funds were a regular corporation, and to the extent designated by the Equity Funds as so qualifying. Otherwise, these dividends and any short-term capital gains are taxable as ordinary income. No portion of any income dividends paid by the other Funds is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income. Capital Gains

Capital gains, when experienced by the Fund, could result in an increase in dividends. Capital losses could result in a decrease in dividends. When a Fund realizes net long-term capital gains, it will distribute them at least once every 12 months. Total Return The average annual total return for a Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the quarterly reinvestment of any dividends and distributions. Cumulative total return reflects a Fund's total performance
over a specific period of time.    Equity Income Fund's average annual total
returns for the one-year period ended August 31, 1997 and for the period from October 1, 1993 (date of initial public investment), to August 31, 1997 were 30.95% and 17.54%, respectively. Large-Cap Growth & Income Fund's average annual total returns for the one-year period ended August 31, 1997 and for the period from November 23, 1992 (date of initial public investment), to August 31, 1997 were 34.50% and 12.95%, respectively. Mid-Cap Value Fund's average annual total returns for the one-year period ended August 31, 1997 and for the period from September 30, 1993 (date of initial public investment), to August 31, 1997 were 30.20% and 15.75%, respectively. Mid-Cap Growth Fund's average annual total returns for the one-year period ended August 31, 1997 and for the period from October 1, 1993 (date of initial public investment), to August 31, 1997 were 19.14% and 15.35%, respectively. International Stock Fund's average annual total returns for the one-year period ended August 31, 1997 and for the period from September 2, 1994 (date of initial public investment), to August 31, 1997 were 22.73% and 11.87%, respectively. Small-Cap Growth Fund's average annual total returns for the one-year period ended August 31, 1997 and for the period from November 1, 1995 (inception date of collective trust fund) to August 31, 1996 were 21.90% and 46.92%, respectively. Short-Term Income Fund's average annual total returns for the one-year period ended August 31, 1997 and for the period from November 2, 1993 (date of initial public investment) to August 31, 1997 were 7.20% and 4.99%, respectively. Intermediate Bond Fund's average annual total returns for the one-year period ended August 31, 1997 and for the period from November 23, 1992 (date of initial public investment), to August 31, 1997 were 8.42% and 5.46%, respectively. Government Income Fund's average annual total returns for the one-year period ended August 31, 1997 and for the period from December 14, 1992 (date of initial public investment) to August 31, 1997 were 7.68% and 5.90%, respectively. Intermediate-Tax-Free Fund's average annual total returns for the one-year period ended August 31, 1997 and for the period from February 2, 1994 (date of initial public investment), to August 31, 1997 were 6.67% and 4.39%, respectively.

The quoted performance data for the Small-Cap Growth Fund includes the performance of a predecessor collective trust fund for periods before the Fund's registration statement became effective on August 30, 1996, as adjusted to reflect the Fund's expenses. The collective trust fund was not registered under the Investment Company Act of 1940 ("1940 Act") and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the collective trust fund had been registered under the 1940 Act, the performance may have been adversely affected.

Yield
The Money Market Fund calculates the yield for both classes of shares daily, based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by:
      o determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased shares;

     o dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and

      o  multiplying the base period return by 365/7.

   The Money Market Fund's yield for Class A Shares for the seven-day period ended August 31, 1997, was 5.38%. The Fund's yield for Class B Shares was 5.08%
for the same period.        The yield for the other Funds is determined by
dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the offering price per share of the Fund on the last day of the period. This value is annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders. Equity Income Fund's yield for the 30-day period ended August 31, 1997, was 2.10%. Large-Cap Growth Fund's yield for the 30-day period ended August 31, 1997, was .51%. Mid-Cap Value Fund's yield for the 30-day period ended August 31, 1997, was 0.63%. Mid-Cap Growth Fund's yield for the 30-day period ended August 31, 1997, was 0%. International Stock Fund's yield for the 30-day period ended August 31, 1997 was 0.00%. Small-Cap Growth Fund's yield for the 30-day period ended August 31, 1997 was 0.00%. Short-Term Income Fund's yield for the 30-day period ended August 31, 1997, was 6.43%. Intermediate Bond Fund's yield for the 30-day period ended August 31, 1997, was 6.08%. Government Income Fund's yield for the 30-day period ended August 31, 1997, was 6.20%. Intermediate Tax-Free Fund's yield for the 30-day period ended August 31, 1997, was
3.98%.     To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in a Fund, performance will be reduced for those shareholders paying those fees.
Effective Yield (Money Market Fund only)    The Money Market Fund's effective
yield for both classes of shares is computed by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result. The Money Market Fund's effective yield for Class A Shares for the seven-day period ended August 31, 1997, was 5.52%. The Money Market Fund's effective yield for Class B Shares was
5.21% for the same period.     Tax-Equivalent Yield (Intermediate Tax-Free Fund
only) The tax-equivalent yield of the Intermediate Tax-Free Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that these Funds would have had to earn to equal its actual yield, assuming a 39.6% tax rate (the maximum marginal federal rate for individuals) and assuming that income is 100% tax-exempt. The Intermediate Tax-Free Fund's tax-equivalent
yield for the 30-day period ended August 31, 1997 was 6.59%.     Tax-Equivalency
Table

The Intermediate Tax-Free Fund may also use a tax-equivalency table in advertising and sales literature. The interest earned by the municipal bonds in the Fund's portfolio generally remains free from federal income tax* and is often free from state and local taxes as well. As the table on the next page indicates, a "tax-free" investment is an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.



                        TAXABLE YIELD EQUIVALENT FOR 1997
                           MULTISTATE MUNICIPAL FUNDS
        FEDERAL INCOME TAX BRACKET:


                            15.00%        28.00%             31.00%               36.00%              39.60%


        JOINT                   $1-       $41,201           $99,601-             $151,751-             OVER
        RETURN              41,200        99,600             151,750              271,050             271,050

        SINGLE                  $1-      $24,651-           $59,751-             $124,651-             OVER
        RETURN              24,650        59,750             124,650              271,050             271,050

Tax-Exempt
Yield                                       Taxable Yield Equivalent


           2.50%            2.94%          3.47%             3.62%               3.91%               4.14%
           3.00%            3.53%          4.17%             4.35%               4.69%               4.97%
           3.50%            4.12%          4.86%             5.07%               5.47%               5.79%
           4.00%            4.71%          5.56%             5.80%               6.25%               6.62%
           4.50%            5.29%          6.25%             6.52%               7.03%               7.45%
           5.00%            5.88%          6.94%             7.25%               7.81%               8.28%
           5.50%            6.47%          7.64%             7.97%               8.59%               9.11%
           6.00%            7.06%          8.33%             8.70%               9.38%               9.93%
           6.50%            7.65%          9.03%             9.42%              10.16%              10.76%

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions. The chart above is for illustrative purposes only. It is not an indicator of past or future performance of Fund shares. *Some portion of the Intermediate Tax-Free Fund's income may be subject to the federal alternative minimum tax and state and local income taxes. Performance Comparisons A Fund's performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates and market value of portfolio securities; changes in Fund or class expenses; the relative amount of Fund cash flow; and various other factors. Investors may use financial publications and/or indices to obtain a more complete view of a Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
      o Morgan Stanley Capital International Europe, Australia And Far East Index (EAFE) is a market capitalization weighted foreign securities index, which is widely used to measure the performance of European, Australian and New Zealand and Far Eastern stock markets. The index covers approximately 1,020 companies drawn from 18 countries in the above regions. The index values its securities daily in both U.S. dollars and local currency and calculates total returns monthly. EAFE U.S. dollar total return is a net dividend figure less Luxembourg withholding tax. The EAFE is monitored by Capital International, S.A., Geneva, Switzerland.

      o Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, a Fund will quote its Lipper ranking in advertising and sales literature.

     o Consumer Price Index is generally considered to be a measure of inflation.

      o Dow Jones Industrial Average ("DJIA") is an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by the Dow Jones & Company, it is cited as a principal indicator of market conditions.

      o Standard & Poor's Daily Stock Price Index Of 500 Common Stocks, a composite index of common stocks in industry, transportation, financial, and public utility companies. The Standard & Poor's index assumes reinvestment of all dividends paid by stocks listed on the index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the Standard & Poor's figures.

     o Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

      o Bank Rate Monitor National Index, Miami Beach, Florida, is a financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

     o Donoghue's Money Fund Report publishes annualized yields of over 300 taxable money market funds on a weekly basis and through its Money Market Insight publication reports monthly and 12 month-to-date investment results for the same money funds.

      o The S&P/BARRA Value Index and the S&P/BARRA Growth Index are constructed by Standard & Poor's and BARRA, Inc., an investment technology and consulting company, by separating the S&P 500 Index into value stocks and growth stocks. The S&P/BARRA Growth and S&P/BARRA Value Indices are constructed by dividing the stocks in the S&P 500 Index according to their price-to-book ratios. The S&P/BARRA Growth Index, contains companies with higher price-to-earnings ratios, low dividends yields, and high earnings growth (concentrated in electronics, computers, health care, and drugs). The Value Index contains companies with lower price-to-book ratios and has 50% of the capitalization of the S&P 500 Index. These stocks tend to have lower price-to-earnings ratios, high dividend yields, and low historical and predicted earnings growth (concentrated in energy, utility and financial sectors). The S&P/BARRA Value and S&P/BARRA Growth Indices are capitalization-weighted and rebalanced semi-annually. Standard & Poor's/BARRA calculates these total return indices with dividends reinvested.

      o Standard & Poor's Midcap 400 Stock Price Index, a composite index of 400 common stocks with market capitalizations between $200 million and $7.5 billion in industry, transportation, financial, and public utility companies. The Standard & Poor's index assumes reinvestment of all dividends paid by stocks listed on the index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the Standard & Poor's figures.

     o Merrill Lynch 1-3 Year Treasury Index is an unmanaged index tracking short-term U.S. government securities with maturities between 1 and
          2.99 years. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.

      o Merrill Lynch Corporate Master is an unmanaged index comprised of approximately 4,356 corporate debt obligations rated BBB or better. These quality parameters are based on the composites of ratings assigned by Standard & Poor's Corporation and Moody's Investors Service, Inc. Only bonds with a minimum maturity of one year are included.

     o Merrill Lynch 1-Year Treasury Bill Index is comprised of the most recently issued one-year U.S. Treasury bills. Index returns are calculated as total returns for periods of one, three, six and twelve months as well as year-to-date.

     o Merrill Lynch Corporate A-Rated (1-3 Year) Bond Index is a universe of corporate bonds and notes with maturities between 1-3 years and rated A3 or higher.

      o Lehman Brothers Government/Corporate (Total) Index is comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporation; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. The average maturity of these bonds approximates nine years. Traced by Lehman Brothers, Inc., the index calculates total return for one-month, three-month, twelve-month, and ten-year periods and year-to-date.

      o Lehman Brothers Intermediate Government/Corporate Bond Index is a universe of government and corporate bonds rated BBB or higher with maturities between 1-10 years.

      o The Salomon Brothers Total Rate-of-Return Index for mortgage pass through securities reflects the entire mortgage pass through market and reflects their special characteristics. The index represents data aggregated by mortgage pool and coupon within a given sector. A market weighted portfolio is constructed considering all newly created pools and coupons.

      o The Merrill Lynch Taxable Bond Indices include U.S. Treasury and agency issues and were designed to keep pace with structural changes in the fixed income market. The performance indicators capture all rating changes, new issues, and any structural changes of the entire market.

      o Lehman Brothers Mortgage-Backed Securities Index is a universe of fixed rate securities backed by mortgage pools of Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corp. (FHLMC), and Federal National Mortgage Association (FNMA).

      o Lehman Brothers Five-Year State General Obligations Bonds is an index comprised of all state general obligation debt issues with maturities between four and six years. These bonds are rated A or better and represent a variety of coupon ranges. Index figures are total returns calculated for one, three, and twelve month periods as well as year-to-date. Total returns are also calculated as of the index inception, December 31, 1979.

Investors may also consult the fund evaluation consulting universes listed below. Consulting universes may be composed of pension, profit sharing, commingled, endowment/foundation, and mutual funds. o Fiduciary Consulting Grid Universe, for example, is composed of over 1,000 funds, representing 350 different investment managers, divided into subcategories based on asset mix. The funds are ranked quarterly based on performance and risk characteristics.

     o SEI Data Base for equity funds includes approximately 900 funds, representing 361 money managers, divided into fund types based on investor groups and asset mix. The funds are ranked every three, six, and twelve months.

     o Mercer Meidinger, Inc. compiles a universe of approximately 600 equity funds, representing about 500 investment managers, and updates their rankings each calendar quarter as well as on a one, three, and five year basis.

      o Russell 1000 Growth Index consists of those Russell 2000 securities with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth rates.

     o Russell 2000 Index is a broadly diversified index consisting of approximately 2,000 small capitalization common stocks that can be used to compare to the total returns of funds whose portfolios are invested primarily in small capitalization common stocks.

     o Standard & Poor's Ratings Group Small Stock Index is a broadly diversified index consisting of approximately 600 small capitalization common stocks that can be used to compare to the total returns of funds whose portfolios are invested primarily in small capitalization common stocks.

      o Bank Rate Monitor National Index, Miami Beach, Florida, is a financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

Advertising and other promotional literature may include charts, graphs and other illustrations using a Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar cost averaging, and systematic investment. In addition, a Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills. Economic and Market Information

Advertising and sales literature for a Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect a Fund. In addition, advertising and sales literature may quote statistics and give general information about mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute ("ICI"). For example, according to the ICI, twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well s business and institutions, have entrusted over $3 trillion to the more than 5,500 mutual funds available. Financial Statements
   The financial statements for the fiscal year ended August 31, 1997, are incorporated herein by reference from the Funds' Annual Report dated August 31, 1997 (File Nos. 33-48907 and 811-58433). A copy of the Annual Report for a Fund may be obtained without charge by contacting Marshall Funds Investor Services at the address located on the back cover of the combined prospectus or by calling Marshall Funds Investor Services at 1-414-287-8555 or 1-800-FUND (3863).

Appendix
Standard and Poor's Ratings Group Bond Ratings
AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong. AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. NR--Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy. PLUS (+) OR MINUS (-):--The ratings from AA to BBB may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories. Moody's Investors Service, Inc. Corporate Bond Ratings AAA--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities. A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future. Baa--Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well. NR--Not rated by Moody's. Fitch Investors Service, Inc. Long-Term Debt Ratings AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+. A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. NR--NR indicates that Fitch does not rate the specific issue. Standard and Poor's Ratings Group Commercial Paper Ratings A-1--This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. The issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation. A-2--Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1. Moody's Investors Services, Inc. Commercial Paper Ratings P-1--Issuers rated PRIME-1 (for related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics: conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. P-2--Issuers rated PRIME-2 (for related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained. Fitch Investors Service, Inc. Short-Term Ratings F-1+--(Exceptionally Strong Credit Quality). Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. F-1--(Very Strong Credit Quality). Issues assigned to this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+. F-2--(Good Credit Quality). Issues carrying this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as the F-1+ and F-1 categories. Standard and Poor's Ratings Group Municipal Bond Ratings AAA -- Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong. AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated
categories.    BBB- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal
for debt in this category than in higher-rated categories.     NR -- NR
indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy. Plus (+) or minus (-): The ratings "AA" and "A" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories. Moody's Investors Service, Inc. Municipal Bond Ratings Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities. A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which
suggest a susceptibility to impairment some time in the future.    Baa- Bonds
which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have
speculative characteristics as well.     NR -- Not rated by Moody's. Moody's
applies numerical modifiers, 1, 2 and 3 in the generic rating classification of "Aa" and "A" in its corporate or municipal bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category. Standard and Poor's Corporation Municipal Note Ratings SP-1 -- Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation. SP-2 -- Satisfactory capacity to pay principal and interest. Moody's Investors Service, Inc. Short-Term Debt Ratings MIG1/VMIG1 -- This designation denotes best quality. There is a present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing. MIG2/VMIG2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.


















                                G00714-02 (10/97)


PART C.  OTHER INFORMATION.

Item 24.          Financial Statements and Exhibits:

(a) Financial Statements: (1-11) The Financial Statements for te fiscal year ended August 31, 1997 are hereby incorporatd by reference from the Funds' Annual Report dated August 31, 1997.
(b)      Exhibits:
  (1) Conformed copy of Articles of Incorporation of the Registrant (8.); (i) Conformed copy of Amendment No. 1 to the Articles of Incorporation (8.);
 (ii) Conformed copy of Amendment No. 2 to the Articles of Incorporation (8.);
(iii) Conformed copy of Amendment No. 3 to the Articles of Incorporation (8.);
 (iv) Conformed copy of Amendment No. 4 to the Articles of Incorporation (6.);
  (v) Conformed copy of Amendment No. 5 to the Articles of Incorporation (8.);
 (vi) Conformed copy of Amendment No. 6 to the Articles of Incorporation (12.);
(vii) Conformed copy of Amendment No. 7 to the Articles of Incorporation (14.);
  (2)     Copy of By-Laws of the Registrant (8.);
  (3)     Not applicable;
  (4) Copy of Specimen Certificates for Shares of Capital Stock of the Marshall Mid-Cap Growth Fund, Marshall Large-Cap Growth & Income Fund, Marshall Mid-Cap Value Fund, and Marshall Small-Cap
          Growth Fund (16.);
  (5) Conformed copy of Investment Advisory Contract of the Registrant (4.); (i) Conformed copy of Exhibit G of the Investment Advisory Contract (5.);
           (ii) Conformed copy of Exhibit H of the Investment Advisory Contract (5.); (iii) Conformed copy of Exhibit I of the Investment Advisory Contract (5.);
           (iv) Conformed copy of Exhibit J of the Investment Advisory Contract (5.);
----------------
 +    All exhibits have been filed electronically.

4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed April 23, 1993. (File Nos. 33-48907 and 811-7047).

5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed October 29, 1993. (File Nos. 33-48907 and 811-7047).

6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed December 28, 1993. (File Nos. 33-48907 and 811-7047).

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed October 21, 1994. (File Nos. 33- 48907 and 811-7047).

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed June 17, 1996. (File Nos. 33- 48907 and 811-7047). 14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed August 30, 1996. (File Nos. 33-48907 and 811-7047).

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed August 26, 1997. (File Nos. 33-48907 and 811-7047).

                                        (v) Conformed copy of Exhibit K of the
                                Investment Advisory Contract (7.); (vi)
                                Conformed copy of Exhibit L of the Investment Advisory Contract (7.);
                                    (vii) Conformed copy of Exhibit M of the
                                    Investment Advisory Contract; (12.); (viii)
                                    Conformed copy of Federated Management
                                    Sub-Advisory Agreement with the Registrant
                                    (7.);
                                     (ix) Conformed copy of Templeton Investment
                                      Counsel, Inc., Sub-Advisory Agreement with
                                      the M & I Investment Management, Inc.(9.);
                                      (x) Conformed copy of Exhibit N to the
                                      Investment Advisory Contract (14);
                            (6)     (i) Conformed copy of Distributor's Contract
                                    of the Registrant, including conformed
                                    copies of Exhibits A through J; (12.); (ii)
                                    Conformed copy of Exhibit K of the
                                    Distributor's Contract (15.);
                            (7)     Not applicable;
                            (8) (i) Conformed copy of Custodian Contract of the Registrant (7.); (ii) Copy of Amendment No. 1 to Schedule A of the Sub-Custodian Agreement (16.); (iii) Copy of Amendment No. 2 to Schedule A of the Sub-Custodian Agreement (16.); (iv) Copy of Amendment No. 3 to Schedule A of the Sub-Custodian Agreement; +
                              (v) Conformed copy of Sub-Transfer Agency and Services Agreement (10.);
                            (9) (i) Conformed copy of Fund Accounting and Shareholder Recordkeeping Agreement of the Registrant (11.); (ii) Conformed copy of Amendment No. 1 to Schedule A of Fund Accounting and Shareholder Recordkeeping Agreement (15.);
------------------------
+        All exhibits have been filed electronically.

7. Response is incorporated by reference to Registrant's Post- Effective Amendment No. 10 on Form N-1A filed July 1, 1994. (File Nos. 33-48907 and 811-7047).

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed December 21, 1994. (File Nos. 33-48907 and 811-7047).

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed April 3, 1995. (File Nos. 33-48907 and 811-7047).

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed December 26, 1995. (File Nos. 33-48907 and 811-7047).

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed June 17, 1996. (File Nos. 33- 48907 and 811-7047).

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed August 30, 1996. (File Nos. 33-48907 and 811-7047).

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed December 18, 1996. (File Nos. 33-48907 and 811-7047).

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed August 26, 1997. (File Nos. 33-48907 and 811-7047).

(iii) Conformed copy of Amendment No. 2 to Schedule A of Fund Accounting and Shareholder Recordkeeping Agreement (16.);
(iv) Conformed copy of Amendment No. 1 to Schedule C of Fund Accounting and Shareholder Recordkeeping Agreement (15.);
 (v) Conformed copy of Annex 1 to Amendment No. 2 to Schedule C of Fund Accounting and Shareholder Recordkeeping Agreement (16.); (vi) Conformed copy of Administrative Services Agreement (7.); (vii) Conformed copy of Amendment No. 1 to Administrative Services Agreement (15.); (viii) Conformed copy of Amendment No. 2 to Administrative Services Agreement (16.);
  (ix) Conformed copy of Shareholder Services Agreement of the Registrant on behalf of
 ........Marshall Equity Income Fund, Marshall Government Income Fund, Marshall
Intermediate Bond Fund, Marshall    ........ Intermediate Tax-Free Fund,
     Marshall International Stock Fund, Marshall Mid-Cap
Stock Fund, Marshall Money Market Fund, .... Marshall Short-Term Income Fund,
     Marshall  Short-Term Tax-Free Fund, Marshall Stock
Fund, and Marshall Value Equity Fund (4.);
     (x) Conformed copy of Amendment No. 1 to Schedule A of the Shareholder Services Agreement (6.);
    (xi) Conformed copy of Amendment No. 2 to Schedule A of the Shareholder Services Agreement (7.);
   (xii) Conformed copy of Amendment No. 3 to Schedule A of the Shareholder Services Agreement (12.); (xiii) Copy of Amendment No. 1 to Schedule B of the Shareholder Services Agreement (11.);
   (xiv)   Conformed copy of Marshall Funds, Inc. Multiple Class Plan (Marshall
               Money Market Fund Class A Shares and Class B Shares) (11.);

------------------------
+        All exhibits have been filed electronically.

4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed April 23, 1993. (File Nos. 33-48907 and 811-7047).

6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed December 28, 1993. (File Nos. 33-48907 and 811-7047).

7. Response is incorporated by reference to Registrant's Post- Effective Amendment No. 10 on Form N-1A filed July 1, 1994. (File Nos. 33-48907 and 811-7047).

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed December 26, 1995. (File Nos. 33-48907 and 811-7047).

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed June 17, 1996. (File Nos. 33- 48907 and 811-7047).

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed December 18, 1996. (File Nos. 33-48907 and 811-7047).

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed August 26, 1997. (File Nos. 33-48907 and 811-7047).

(xiv) Conformed copy of new Shareholder Services Agreement between the Registrant and Marshall & Ilsley Trust Company on behalf of
   Marshall .................Equity Income Fund, Marshall Government Income
                             Fund, Marshall Intermediate Bond Fund, Marshall
   Intermediate Tax-Free Fund, Marshall ...International Stock Fund,
          Marshall Mid-Cap Stock Fund, Marshall Short-Term Income Fund,
   Marshall Small-Cap Stock Fund, Marshall Stock Fund, and Marshall Value Equity Fund (15.); (10) Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered (4.); (11) Conformed Copy of Consent of Independent Public Accountants; + (12) Not applicable; (13) Conformed copy of Initial Capital
                              Understanding (11.);
                  (14)  Not applicable;
                     (15)      (i) Conformed copy of Distribution Plan (4.);
                               (ii) Conformed copy of Exhibit B of Distribution Plan (9.); (iii) Conformed copy of Exhibit A of Distribution Plan (11.); (iv) Form of 12b-1 Agreement through and including Exhibit B (11.);
                                (v) Copy of Exhibit C to Rule 12b-1 Agreement of
                               the Registrant (13.); (vi) Conformed copy of
                               Exhibit C to the Distribution Plan of the
                               Registrant (15.);
                     (16)     (i)     Conformed copy of Schedule for Computation
                                      of Fund Performance Data (6.);
                              (ii)    Copy of Schedule for Computation of Fund
                                      Performance Data for Marshall
                                      International Stock Fund (10.);
                          (iii)       Copy of Schedule for Computation of Fund
                                      Performance Data for Marshall Small-Cap
                                        Stock Fund (15.);
                     (17)             Copy of Financial Data Schedules; +
                     (18)             Not Applicable;

-------------
+     All Exhibits have been filed electronically.

4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed April 23, 1993. (File Nos. 33-48907 and 811-7047).

6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed December 28, 1993. (File Nos.33- 48907 and 811-7047).

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed December 21, 1994. (File Nos. 33-48907 and 811-7047.

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed April 3, 1995. (File Nos. 33-48907 and 811-7047).

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed December 26, 1995. (File Nos. 33-48907 and 811-7047).

13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed July 9, 1996. (File Nos. 33- 48907 and 811-7047). 15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed December 18, 1996. (File Nos. 33- 48907 and 811-7047).

(19)     (i)     Conformed copy of Power of Attorney (11.);
         (ii)    Conformed copy of Power of Attorney dated
                 December 27, 1993 with respect to James F.Duca, II, President of the Corporation
                 (6.);

Item 25.          Persons Controlled by or Under Common Control with Registrant:

                  None

Item 26.          Number of Holders of Securities:

                                               Number of Record Holders
 Title of Class                                 as of October 6, 1997_____
 Shares of capital stock

 Marshall Intermediate Bond Fund                               350
 Marshall Government Income Fund                             1,599
 Marshall Money Market Fund
          Class A Shares                                     3,261
 Marshall Money Market Fund
          Class B Shares                                     1,708
 Marshall Short-Term Income Fund                               213
 Marshall Large-Cap Growth & Income Fund       2,880
 Marshall Equity Income Fund                                 1,106
 Marshall Mid-Cap Growth Fund                                  977
 Marshall Mid-Cap Value Fund                                   518
 Marshall Intermediate Tax-Free Fund                            48
 Marshall International Stock Fund                             549
 Marshall Small-Cap Growth Fund                                657

Item 27.          Indemnification: (5.)

Item 28.          Business and Other Connections of Investment Adviser:

                         M&I INVESTMENT MANAGEMENT CORP.

                  (a) M&I Investment Management Corp. is a registered investment adviser and wholly-owned subsidiary of Marshall & Ilsley Corporation, a registered bank holding company headquartered in Milwaukee, Wisconsin. As of October 1, 1997 M&I Investment Management Corp. had approximately $8.4 billion in assets under management and has managed investments for individuals and institutions since its inception in 1973. M&I Investment Management Corp. served as investment adviser to Newton Money Fund, Newton Income Fund and Newton Growth Fund.

-----------------------
+        All Exhibits have been filed electronically.

     5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed October 29, 1993. (File Nos. 33-48907 and 811-7047).

     6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed December 28, 1993. (File Nos. 33-48907 and 811-7047).

     11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed December 26, 1997. (File Nos. 33-48907 and 811-7047).

                         For further information about M & I Investment Mangagement Corp., its officers and directors, response is incorporated by reference to M & I Investment Management Corp.'s Form ADV, File No. 801-9118, dated March 4, 1996 as amended.

                                        TEMPLETON INVESTMENT COUNSEL, INC.

                  (b) Templeton Investment Counsel, Inc. ("TICI"), 500 East Broward Blvd., Suite 2100, Ft. Lauderdale, FL 33394-3091, is a professional investment counseling firm which has been providing investment services since 1979. As of October 1, 1997 TICI had discretionary investment management of $24.1 billion of assets.

                         For a list of the officers and directors of TICI and for further information about TICI, any other business, vocation or employment of a substantial nature in which a director or officer of TICI is, or at any time in the past two fiscal years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee, response is incorporated by reference to TICI's Form ADV, File No. 801-15125, dated February 1, 1996 as amended.

Item 29.          Principal Underwriters:

                  (a) Federated Securities Corp., the Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies:

111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; The Wachovia Funds; The Wachovia Municipal Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; and World Investment Series, Inc.

Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.

(b)




Name and Principal                             Positions and Offices                  Positions and Offices
 Business Address                                 With Underwriter                      With Registrant

Richard B. Fisher                              Director, Chairman, Chief                         --
Federated Investors Tower                      Executive Officer, Chief
Pittsburgh, PA 15222-3779                      Operating Officer, Asst.
                                               Secretary, and Asst.
                                               Treasurer, Federated
                                               Securities Corp.

Edward C. Gonzales                             Director, Executive Vice                  Chairman, Director
Federated Investors Tower                      President, Federated,                     and Treasurer
Pittsburgh, PA 15222-3779                      Securities Corp.

Thomas R. Donahue                              Director, Assistant Secretary,
Federated Investors Tower                      Assistant Treasurer,
Pittsburgh, PA 15222-3779                      Federated Securities Corp.                        --

John B. Fisher                                 President-Institutional Sales,            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz                                  President-Broker/Dealer,                          --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor                                Executive Vice President,                         --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark W. Bloss                                  Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd                                Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger                                 Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                           Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher                               Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779





Name and Principal                             Positions and Offices                  Positions and Offices
 Business Address                                 With Underwriter                      With Registrant

Christopher T. Fives                           Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779


James S. Hamilton                              Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779


James M. Heaton                                Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Keith Nixon                                    Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV                            Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion                             Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ                               Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk                             Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman                                Vice President, Secretary,                        --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis                       Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs                                  Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.                         Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.                         Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779





Name and Principal                             Positions and Offices                  Positions and Offices
 Business Address                                 With Underwriter                      With Registrant

Kevin J. Crenny                                Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson                           Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen                              Vice President,                                   --
Federated Investors Tower                      Federated Securites Corp.
Pittsburgh, PA 15222-3779

William C. Doyle                               Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher                            Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales                            Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bruce E. Hastings                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth A. Hetzel                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

James E. Hickey                                Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian G. Kelly                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joeseph Kennedy                             Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779






Name and Principal                             Positions and Offices                  Positions and Offices
 Business Address                                 With Underwriter                      With Registrant

Steven A. La Versa                             Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl                                  Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm                                Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert D. Oehlschlager                         Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas A. Peters III                           Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips                             Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard A. Recker                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

George D. Riedel                               Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan                                Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

John Rogers                                    Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian S. Ronayne                               Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck                           Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward L. Smith                                Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779





Name and Principal                             Positions and Offices                  Positions and Offices
 Business Address                                 With Underwriter                      With Registrant

David W. Spears                                Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

John A. Staley                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779


Jeffrey A. Stewart                             Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard Suder                                  Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Miles J. Wallace                               Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

John F. Wallin                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts                               Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski                          Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff                               Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward R. Bozek                                Assistant Vice President                          --
Federated Investors Tower
Pittsburgh, PA 15222-3779

Terri E. Bush                                  Assistant Vice President,                         --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings                           Assistant Vice President,                         --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779





Name and Principal                             Positions and Offices                  Positions and Offices
 Business Address                                 With Underwriter                      With Registrant

Denis McAuley  Treasurer,                                                                 --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Leslie K. Platt                                Assistant Secretary,                              --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779


(c)               Not applicable.



Item 30.          Location of Accounts and Records:

                  Marshall Funds, Inc.                       Federated Investors Tower
                                                             Pittsburgh, PA  15222-3779

                  Federated Shareholder Services             Federated Investors Tower
                  Company                                    Pittsburgh, PA  15222-3779
            ("Transfer Agent, Dividend
                  Disbursing Agent, and Portfolio
                  Accounting Services")

                  Federated Administrative Services           Federated Investors Tower
                  ("Administrator")                                    Pittsburgh, PA  15222-3779

                  M & I Investment Management Corp.           1000 North Water Street
                  ---------------------------------
                  ("Adviser")                                          Milwaukee, WI  53202

                  Marshall & Ilsley Trust Company             1000 North Water Street
                  -------------------------------
                  ("Custodian")                                        Milwaukee, WI  53202

                  Templeton Investment Counsel, Inc.          500 East Broward Blvd.
                  ("Sub-Adviser")                                      Suite 2100
                                                                       Ft. Lauderdale, FL 33394-3091

Item 31.          Management Services:  Not applicable.

Item 32.          Undertakings:

                  Registrant hereby undertakes to comply with the provisions of
Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholders meetings by shareholders.

                  Registrant hereby undertakes to furnish each person to whom a prospectus is delivered, a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, MARSHALL FUNDS, INC., certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 24th day of October, 1997.

                              MARSHALL FUNDS, INC.

                           BY: /s/ C. Todd Gibson
                           C. Todd Gibson, Assistant Secretary
                           Attorney in Fact for Edward C. Gonzales
                           October 24, 1997


      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:



      NAME                                           TITLE                                       DATE

By:   /s/C. Todd Gibson
      C. Todd Gibson                              Attorney In Fact                      October 24, 1997
      ASSISTANT SECRETARY                         For the Persons
                                                  Listed Below

      NAME                                           TITLE

Edward C. Gonzales                                Chairman, Director,                  October 24, 1997
                                                  and Treasurer (Chief
                          Executive Officer, Principal
                                                  Financial and Accounting
                                                  Officer)

John DeVincentis                                  Director

Ody J. Fish                                       Director

Paul E. Hassett                                   Director

* By Power of Attorney
